JEFFERSON

NATIONAL LIFE OF

NEW YORK

ANNUITY ACCOUNT 1

Annual Report

To

Contract Owners

December 31, 2023

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company of New York and

Contract Owners of Jefferson National Life of New York Annuity Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life of New York Annuity Account 1 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/  KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.
AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (ABIGB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)[1]
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)[1]
ADVISOR PREFERRED
Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)
ALGER AMERICAN FUNDS
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
ALLSPRING GLOBAL INVESTMENTS
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)[1]
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)
AMERICAN CENTURY INVESTMENTS
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)
American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

AMUNDI US
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
CALVERT GROUP
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)
Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)
CREDIT SUISSE ASSET MANAGEMENT
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
DELAWARE FUNDS BY MACQUARIE
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
DIMENSIONAL FUND ADVISORS INC.
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
FIRST EAGLE
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
Rydex Variable Trust - Biotechnology Fund (RBF)
Rydex Variable Trust - Basic Materials Fund (RBMF)
Rydex Variable Trust - Electronics Fund (RELF)
Rydex Variable Trust - Energy Fund (RENF)
Rydex Variable Trust - Energy Services Fund (RESF)
Rydex Variable Trust - Financial Services Fund (RFSF)
Rydex Variable Trust - Health Care Fund (RHCF)
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
Rydex Variable Trust - Internet Fund (RINF)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
Rydex Variable Trust - Leisure Fund (RLF)
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
Rydex Variable Trust - Nova Fund (RNF)
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
Rydex Variable Trust - Precious Metals Fund (RPMF)
Rydex Variable Trust - Real Estate Fund (RREF)
Rydex Variable Trust - Retailing Fund (RRF)
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
Rydex Variable Trust - Technology Fund (RTEC)
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
Rydex Variable Trust - Transportation Fund (RTRF)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
Rydex Variable Trust - Utilities Fund (RUTL)
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
INVESCO INVESTMENTS
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
JOHN HANCOCK FUNDS
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)[1]
LEGG MASON
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class (MNCPS)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)[1]
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)[1]
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)[1]
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)[1]
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)[1]
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (NBARMS)[1]
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)[1]
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)[1]
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)
PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PROFUNDS
ProFund VP Asia 30 (PROA30)
ProFund Access VP High Yield Fund (PROAHY)
ProFund VP Biotechnology (PROBIO)
ProFund VP Bull (PROBL)
ProFund VP Materials (PROBM)[1]
ProFund VP Banks (PROBNK)
ProFund VP Bear (PROBR)
ProFund VP Consumer Staples (PROCG)[1]
ProFund VP Consumer Discretionary (PROCS)[1]
ProFund VP Europe 30 (PROE30)
ProFund VP Emerging Markets (PROEM)
ProFund VP Financials (PROFIN)
ProFund VP Health Care (PROHC)
ProFund VP Industrials (PROIND)
ProFund VP Japan (PROJP)
ProFund VP Large-Cap Growth (PROLCG)
ProFund VP Large-Cap Value (PROLCV)
ProFund VP Mid-Cap (PROMC)
ProFund VP Mid-Cap Growth (PROMCG)
ProFund VP Mid-Cap Value (PROMCV)
ProFund VP NASDAQ-100 (PRON)
ProFund VP Internet (PRONET)
ProFund VP Energy (PROOG)[1]
ProFund VP Pharmaceuticals (PROPHR)
ProFund VP Precious Metals (PROPM)
ProFund VP Real Estate (PRORE)
ProFund VP Rising Rates Opportunity (PRORRO)
ProFund VP Small Cap (PROSC)
ProFund VP Small-Cap Growth (PROSCG)
ProFund VP Semiconductor (PROSCN)
ProFund VP Small-Cap Value (PROSCV)
ProFund VP Short International (PROSIN)
ProFund VP Short NASDAQ-100 (PROSN)
ProFund VP Technology (PROTEC)
ProFund VP Communication Services (PROTEL)[1]
ProFund VP UltraBull (PROUB)
ProFund VP UltraMid-Cap (PROUMC)
ProFund VP UltraNASDAQ-100 (PROUN)
ProFund VP UltraSmall-Cap (PROUSC)
ProFund VP UltraShort NASDAQ-100 (PROUSN)
ProFund VP Utilities (PROUTL)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)
Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
Putnam Variable Trust
REDWOOD
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

THIRD AVENUE FUNDS
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
Vanguard Variable Insurance Fund - International Portfolio (VVI)
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from April 28, 2022 (inception) to December 31, 2022.

INVESCO INVESTMENTS
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 10, 2022 (inception) to December 31, 2022.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from June 8, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from August 29, 2022 (inception) to December 31, 2022.

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 4, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 2, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from July 18, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from September 15, 2023 (inception) to December 31, 2023.

T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from October 26, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
(1) See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ABIGB	3,205	$53,191	$55,544	$-	$55,544	$-	$55,544	$55,544	$-	$55,544
ABTGB	1,072	34,255	33,297	-	33,297	-	33,297	33,297	-	33,297
ALVGIA	13,192	393,643	389,161	-	389,161	-	389,161	389,161	-	389,161
ALVIVB	3,294	45,238	48,450	-	48,450	1	48,449	48,449	-	48,449
ALVSVB	5,215	88,280	90,955	-	90,955	2	90,953	90,953	-	90,953
APTGBS	26,769	593,557	609,805	-	609,805	-	609,805	609,805	-	609,805
ALCAI2	3,668	330,215	286,894	1	286,895	-	286,895	286,895	-	286,895
ALCGI2	443	22,126	27,633	-	27,633	-	27,633	27,633	-	27,633
ALMGI2	29,236	446,629	492,624	1	492,625	-	492,625	492,625	-	492,625
SVDF	5,317	102,150	108,789	-	108,789	-	108,789	108,789	-	108,789
AAEIP3	10,835	115,905	117,231	-	117,231	-	117,231	117,231	-	117,231
AAGEA2	4,584	58,590	63,170	1	63,171	-	63,171	63,171	-	63,171
ABEAA2	96,628	1,031,595	1,003,967	-	1,003,967	-	1,003,967	1,003,967	-	1,003,967
ACEAA2	24,176	235,964	239,583	-	239,583	-	239,583	239,583	-	239,583
AGEAA2	81,928	899,293	929,065	-	929,065	1	929,064	929,064	-	929,064
AUGEA2	16,999	177,489	167,440	-	167,440	1	167,439	167,439	-	167,439
ACVB	124,137	954,051	949,651	1	949,652	-	949,652	949,652	-	949,652
ACVI	49,133	575,536	519,824	1	519,825	-	519,825	519,825	-	519,825
ACVIG	44,394	405,650	340,500	1	340,501	-	340,501	340,501	-	340,501
ACVIP2	54,752	588,873	513,031	-	513,031	-	513,031	513,031	-	513,031
ACVLVI	1,680	29,459	29,820	-	29,820	-	29,820	29,820	-	29,820
ACVU1	13,737	297,452	352,360	-	352,360	-	352,360	352,360	-	352,360
ACVV	1,013	13,176	12,351	-	12,351	-	12,351	12,351	-	12,351
AMVAA4	62,726	1,502,144	1,464,035	-	1,464,035	-	1,464,035	1,464,035	-	1,464,035
AMVBC4	49,897	613,594	701,547	1	701,548	-	701,548	701,548	-	701,548
AMVBD4	148,914	1,419,869	1,392,343	-	1,392,343	-	1,392,343	1,392,343	-	1,392,343
AMVCB4	76,805	822,805	890,937	-	890,937	-	890,937	890,937	-	890,937
AMVGB4	25,446	286,710	251,410	1	251,411	-	251,411	251,411	-	251,411
AMVGG4	4,951	164,151	163,789	-	163,789	-	163,789	163,789	-	163,789
AMVGI4	24,856	1,381,525	1,425,229	1	1,425,230	-	1,425,230	1,425,230	-	1,425,230
AMVGR4	16,229	1,549,217	1,553,095	-	1,553,095	1	1,553,094	1,553,094	-	1,553,094
AMVGS4	13,045	282,298	227,757	-	227,757	-	227,757	227,757	-	227,757
AMVGW4	16,326	200,289	219,743	-	219,743	-	219,743	219,743	-	219,743
AMVHI4	198,166	1,909,888	1,932,118	-	1,932,118	-	1,932,118	1,932,118	-	1,932,118
AMVI4	31,633	651,405	541,876	-	541,876	-	541,876	541,876	-	541,876
AMVIG4	67,777	793,615	655,399	-	655,399	2	655,397	655,397	-	655,397
AMVM4	42,331	392,022	390,714	-	390,714	-	390,714	390,714	-	390,714

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMVNW4	100,783	2,748,269	2,514,524	-	2,514,524	-	2,514,524	2,514,524	-	2,514,524
AMVUA4	45,678	452,755	446,272	-	446,272	1	446,271	446,271	-	446,271
AVPAP2	28,174	351,891	324,844	-	324,844	-	324,844	324,844	-	324,844
AVRBP2	14,715	164,183	153,473	-	153,473	-	153,473	153,473	-	153,473
PIVB2	41,551	455,897	395,155	1	395,156	-	395,156	395,156	-	395,156
PIVEI2	3,688	52,583	55,618	-	55,618	-	55,618	55,618	-	55,618
PIVF2	14,433	202,057	233,674	-	233,674	-	233,674	233,674	-	233,674
PIVMV2	3,316	36,363	36,610	2	36,612	-	36,612	36,612	-	36,612
PIVSI2	63,598	654,073	562,841	-	562,841	-	562,841	562,841	-	562,841
BRVED3	16,352	187,674	173,330	-	173,330	-	173,330	173,330	-	173,330
BRVHY3	106,514	703,826	728,556	3,847	732,403	-	732,403	732,403	-	732,403
BRVTR3	38,791	410,442	391,786	1,149	392,935	-	392,935	392,935	-	392,935
BVLCC3	5,609	109,589	123,292	-	123,292	-	123,292	123,292	-	123,292
BVLCV3	553	5,535	5,311	-	5,311	-	5,311	5,311	-	5,311
BVLFG3	54,963	887,204	1,009,678	2	1,009,680	-	1,009,680	1,009,680	-	1,009,680
MLVGA3	79,094	1,145,208	1,030,594	1	1,030,595	-	1,030,595	1,030,595	-	1,030,595
DSIF	7,793	506,911	538,324	-	538,324	-	538,324	538,324	-	538,324
DSRG	3,014	122,798	135,562	-	135,562	-	135,562	135,562	-	135,562
DVSCS	73,668	1,318,258	1,368,751	-	1,368,751	-	1,368,751	1,368,751	-	1,368,751
CVSBF	268,135	686,557	630,118	-	630,118	-	630,118	630,118	-	630,118
CLVGT2	90,462	2,517,814	2,187,371	-	2,187,371	1	2,187,370	2,187,370	-	2,187,370
CLVLV1	7,644	262,819	295,915	-	295,915	2	295,913	295,913	-	295,913
CLVSI2	244,038	903,151	890,740	-	890,740	-	890,740	890,740	-	890,740
CLVSV1	7,779	236,793	268,541	-	268,541	-	268,541	268,541	-	268,541
CSCRS	3,106	56,377	54,891	-	54,891	-	54,891	54,891	-	54,891
DWVSVS	5,967	244,455	227,599	-	227,599	1	227,598	227,598	-	227,598
DFVEA	541,008	7,254,224	7,676,901	-	7,676,901	-	7,676,901	7,676,901	-	7,676,901
DFVGB	254,862	2,648,845	2,474,712	-	2,474,712	-	2,474,712	2,474,712	-	2,474,712
DFVGMI	365,389	5,148,200	5,510,073	1	5,510,074	-	5,510,074	5,510,074	-	5,510,074
DFVIS	197,617	2,387,376	2,347,689	-	2,347,689	-	2,347,689	2,347,689	-	2,347,689
DFVIV	275,607	3,591,042	3,751,013	1	3,751,014	-	3,751,014	3,751,014	-	3,751,014
DFVSTF	342,841	3,440,597	3,438,697	-	3,438,697	1	3,438,696	3,438,696	-	3,438,696
DFVULV	131,542	3,863,835	4,280,376	-	4,280,376	-	4,280,376	4,280,376	-	4,280,376
DFVUTV	221,686	4,742,184	5,010,093	-	5,010,093	1	5,010,092	5,010,092	-	5,010,092
ETVFR	258,776	2,194,298	2,238,413	-	2,238,413	-	2,238,413	2,238,413	-	2,238,413
FHIB	105,254	558,248	595,739	1	595,740	-	595,740	595,740	-	595,740
FVK2S	39,068	728,735	616,106	1	616,107	-	616,107	616,107	-	616,107

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FVU2	54,413	534,319	490,805	-	490,805	-	490,805	490,805	-	490,805
FB2	45,094	877,184	971,330	1	971,331	-	971,331	971,331	-	971,331
FC2	51,365	2,325,553	2,405,412	-	2,405,412	1	2,405,411	2,405,411	-	2,405,411
FDSCS2	16,586	273,517	270,844	1	270,845	-	270,845	270,845	-	270,845
FEI2	55,834	1,369,317	1,334,988	1	1,334,989	-	1,334,989	1,334,989	-	1,334,989
FG2	16,849	1,371,597	1,515,067	-	1,515,067	1	1,515,066	1,515,066	-	1,515,066
FGI2	5,011	123,765	130,883	-	130,883	-	130,883	130,883	-	130,883
FGO2	38,006	1,785,542	2,203,991	1	2,203,992	-	2,203,992	2,203,992	-	2,203,992
FHI2	15,189	65,866	66,529	-	66,529	1	66,528	66,528	-	66,528
FIGBP2	317,712	3,499,671	3,437,640	-	3,437,640	2	3,437,638	3,437,638	-	3,437,638
FMC2	9,017	308,055	312,816	-	312,816	-	312,816	312,816	-	312,816
FNRS2	13,148	323,303	323,311	-	323,311	-	323,311	323,311	-	323,311
FO2	5,926	137,347	151,162	1	151,163	-	151,163	151,163	-	151,163
FRESS2	12,743	217,242	215,101	1	215,102	-	215,102	215,102	-	215,102
FV2	44,935	805,148	839,836	1	839,837	-	839,837	839,837	-	839,837
FVFI2	15,857	188,092	173,158	-	173,158	-	173,158	173,158	-	173,158
FVFRHI	28,474	288,306	280,472	-	280,472	-	280,472	280,472	-	280,472
FVICA2	51,623	986,367	1,080,975	2	1,080,977	-	1,080,977	1,080,977	-	1,080,977
FVSIS2	92,633	1,053,314	958,748	-	958,748	-	958,748	958,748	-	958,748
FVSS2	5,978	94,345	100,125	-	100,125	-	100,125	100,125	-	100,125
FEOVF	13,743	309,806	310,601	-	310,601	-	310,601	310,601	-	310,601
FTVGI2	20,111	264,889	258,226	-	258,226	-	258,226	258,226	-	258,226
FTVGR2	21,265	308,474	266,870	-	266,870	-	266,870	266,870	-	266,870
FTVIS2	24,944	391,364	354,201	-	354,201	-	354,201	354,201	-	354,201
FTVMS2	873	13,428	13,386	1	13,387	-	13,387	13,387	-	13,387
FTVRD2	20,870	561,373	562,025	-	562,025	-	562,025	562,025	-	562,025
FTVSI2	34,508	334,765	310,920	-	310,920	1	310,919	310,919	-	310,919
FTVUG2	3,004	30,592	31,123	-	31,123	-	31,123	31,123	-	31,123
GVMSA	27,569	251,210	243,710	-	243,710	1	243,709	243,709	-	243,709
GVFRB	96,187	2,321,068	2,437,380	-	2,437,380	-	2,437,380	2,437,380	-	2,437,380
GVR2XS	316	32,603	47,187	-	47,187	-	47,187	47,187	-	47,187
GVTRBE	160,170	2,605,301	2,304,848	-	2,304,848	1	2,304,847	2,304,847	-	2,304,847
RBF	289	23,111	23,964	-	23,964	1	23,963	23,963	-	23,963
RELF	1,296	245,426	264,957	1	264,958	-	264,958	264,958	-	264,958
RENF	-	14	14	-	14	-	14	14	-	14
RESF	46	14,121	15,248	-	15,248	-	15,248	15,248	-	15,248
RFSF	407	38,224	38,943	-	38,943	-	38,943	38,943	-	38,943

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RHCF	316	24,863	25,635	-	25,635	-	25,635	25,635	-	25,635
RINF	349	28,606	29,609	-	29,609	-	29,609	29,609	-	29,609
RJNF	118	12,621	12,131	-	12,131	-	12,131	12,131	-	12,131
RLCE	392	45,118	51,114	-	51,114	-	51,114	51,114	-	51,114
RLF	571	59,142	61,709	-	61,709	-	61,709	61,709	-	61,709
RMED	649	152,979	134,132	-	134,132	-	134,132	134,132	-	134,132
RNF	-	16	17	-	17	-	17	17	-	17
ROF	16,168	1,002,169	1,146,485	-	1,146,485	2	1,146,483	1,146,483	-	1,146,483
RPMF	10,189	401,516	384,632	1	384,633	-	384,633	384,633	-	384,633
RREF	1,251	60,945	45,470	-	45,470	-	45,470	45,470	-	45,470
RSRF	17,742	287,848	301,078	-	301,078	-	301,078	301,078	-	301,078
RTEC	226	35,804	40,529	-	40,529	-	40,529	40,529	-	40,529
RTRF	63	4,878	5,611	-	5,611	-	5,611	5,611	-	5,611
RVARS	1,664	44,306	43,073	-	43,073	-	43,073	43,073	-	43,073
RVCMD	1,910	184,190	163,257	-	163,257	-	163,257	163,257	-	163,257
RVF	2,603	282,866	340,853	-	340,853	1	340,852	340,852	-	340,852
RVLCG	3,063	127,527	135,679	-	135,679	-	135,679	135,679	-	135,679
RVLCV	5,668	281,787	313,464	-	313,464	1	313,463	313,463	-	313,463
RVLDD	241	38,181	46,358	-	46,358	-	46,358	46,358	-	46,358
RVMCG	599	18,124	19,706	-	19,706	-	19,706	19,706	-	19,706
RVMCV	668	29,993	33,985	-	33,985	-	33,985	33,985	-	33,985
RVMFU	5,060	88,851	86,878	-	86,878	-	86,878	86,878	-	86,878
RVSCG	851	36,310	41,572	-	41,572	-	41,572	41,572	-	41,572
RVSCV	469	30,717	38,370	-	38,370	-	38,370	38,370	-	38,370
SBLY	4,053	74,490	77,040	1	77,041	-	77,041	77,041	-	77,041
ACC1	41,502	807,410	816,351	-	816,351	1	816,350	816,350	-	816,350
AVHY1	7,951	36,575	37,290	-	37,290	-	37,290	37,290	-	37,290
AVIE	3,669	129,704	125,091	-	125,091	1	125,090	125,090	-	125,090
IVBRA2	110,181	945,085	934,338	-	934,338	-	934,338	934,338	-	934,338
IVCPB2	13,997	81,472	79,365	-	79,365	-	79,365	79,365	-	79,365
IVCPBI	323,105	2,049,616	1,854,624	-	1,854,624	1	1,854,623	1,854,623	-	1,854,623
IVDDI	17,018	462,033	412,517	1	412,518	-	412,518	412,518	-	412,518
IVGMMI	8,576,499	8,576,499	8,576,499	-	8,576,499	1	8,576,498	8,576,498	-	8,576,498
IVGS1	14,946	151,318	154,246	1	154,247	-	154,247	154,247	-	154,247
IVHS	439	10,649	11,362	-	11,362	1	11,361	11,361	-	11,361
IVKEI1	64,623	1,118,178	1,064,985	-	1,064,985	-	1,064,985	1,064,985	-	1,064,985
IVMCC2	9,589	94,662	90,038	-	90,038	1	90,037	90,037	-	90,037

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IVRE	11,090	174,358	155,039	-	155,039	1	155,038	155,038	-	155,038
IVT	45,992	725,755	850,851	1	850,852	-	850,852	850,852	-	850,852
OVGIS	638	10,873	11,346	-	11,346	-	11,346	11,346	-	11,346
OVGSS	1,616	55,651	57,379	-	57,379	1	57,378	57,378	-	57,378
OVIGS	54,786	123,467	117,241	-	117,241	-	117,241	117,241	-	117,241
WRASP	4,256	36,306	37,287	-	37,287	-	37,287	37,287	-	37,287
WRBDP	316,305	1,774,298	1,480,309	-	1,480,309	2	1,480,307	1,480,307	-	1,480,307
WRBP	6,048	29,190	32,658	-	32,658	-	32,658	32,658	-	32,658
WRENG	2,220	11,841	11,321	-	11,321	-	11,321	11,321	-	11,321
WRGNR	89,260	425,273	421,306	-	421,306	-	421,306	421,306	-	421,306
WRHIP	8,359	22,820	24,658	1	24,659	-	24,659	24,659	-	24,659
WRLTBP	75,208	346,816	354,982	-	354,982	-	354,982	354,982	-	354,982
WRMCG	67,229	749,412	672,288	-	672,288	1	672,287	672,287	-	672,287
WRSTP	2,469	61,610	56,715	-	56,715	-	56,715	56,715	-	56,715
WRVP	2,060	10,857	10,380	1	10,381	-	10,381	10,381	-	10,381
JABIN	69,577	2,895,939	3,150,459	-	3,150,459	1	3,150,458	3,150,458	-	3,150,458
JAEI	15,501	1,105,071	1,186,137	1	1,186,138	-	1,186,138	1,186,138	-	1,186,138
JAFBS	10,329	134,320	115,273	-	115,273	-	115,273	115,273	-	115,273
JAFRIN	30,433	1,577,691	1,440,996	-	1,440,996	-	1,440,996	1,440,996	-	1,440,996
JAGRIN	1,731	101,926	105,768	-	105,768	-	105,768	105,768	-	105,768
JAIG	7,831	321,859	329,441	1	329,442	-	329,442	329,442	-	329,442
JARIN	4,458	195,007	201,288	-	201,288	1	201,287	201,287	-	201,287
JMCVIN	24,275	392,587	425,547	-	425,547	-	425,547	425,547	-	425,547
JHEVTN	114,800	1,087,477	1,152,588	-	1,152,588	1	1,152,587	1,152,587	-	1,152,587
LZREMS	6,090	131,284	126,863	-	126,863	-	126,863	126,863	-	126,863
LZRIES	24,868	219,252	226,047	-	226,047	-	226,047	226,047	-	226,047
LZRUSM	12,558	185,429	169,534	-	169,534	1	169,533	169,533	-	169,533
LPVCAI	1,391	26,486	23,807	-	23,807	1	23,806	23,806	-	23,806
LPVCII	23,983	517,295	490,210	-	490,210	-	490,210	490,210	-	490,210
LVCLGI	23,913	720,046	924,718	-	924,718	-	924,718	924,718	-	924,718
SBVHY	13,005	77,045	78,287	1	78,288	-	78,288	78,288	-	78,288
SBVSG2	59,566	1,780,000	1,506,417	-	1,506,417	1	1,506,416	1,506,416	-	1,506,416
LOVBD	75,402	760,115	778,150	-	778,150	1	778,149	778,149	-	778,149
LOVCDG	29,686	483,195	481,207	-	481,207	-	481,207	481,207	-	481,207
MNCPS	20,795	285,373	304,796	-	304,796	-	304,796	304,796	-	304,796
MEGSS	6,371	313,257	354,722	1	354,723	-	354,723	354,723	-	354,723
MNDSC	39,790	466,463	401,882	-	401,882	-	401,882	401,882	-	401,882

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MVFSC	10,932	247,792	226,397	-	226,397	-	226,397	226,397	-	226,397
MVIGSC	23,850	334,708	344,150	-	344,150	-	344,150	344,150	-	344,150
MGRFV	49,157	594,092	548,590	1	548,591	-	548,591	548,591	-	548,591
DTRTFY	123,463	1,215,344	1,053,136	-	1,053,136	1	1,053,135	1,053,135	-	1,053,135
GEM2	8,983	95,550	92,612	-	92,612	-	92,612	92,612	-	92,612
GIG	5,204	52,265	55,947	-	55,947	-	55,947	55,947	-	55,947
GVEXD	984,436	7,921,614	9,106,037	-	9,106,037	-	9,106,037	9,106,037	-	9,106,037
GVIXY	155,347	1,506,035	1,645,128	-	1,645,128	1	1,645,127	1,645,127	-	1,645,127
MCIFD	85,209	1,796,153	1,610,447	-	1,610,447	-	1,610,447	1,610,447	-	1,610,447
MSBF	3,222	28,615	26,935	-	26,935	-	26,935	26,935	-	26,935
NJMMAY	1,178	10,356	10,531	-	10,531	-	10,531	10,531	-	10,531
NVAMVX	1,494	24,156	25,035	-	25,035	-	25,035	25,035	-	25,035
NVBXD	86,841	841,008	798,941	1	798,942	-	798,942	798,942	-	798,942
NVFIY	3,373	31,703	31,674	-	31,674	-	31,674	31,674	-	31,674
NVGEY	5,011	75,778	75,821	-	75,821	1	75,820	75,820	-	75,820
NVLCPY	23,641	227,167	234,760	-	234,760	-	234,760	234,760	-	234,760
NVMIVX	10,837	110,835	127,015	-	127,015	-	127,015	127,015	-	127,015
NVMMV1	20,608	169,457	157,857	-	157,857	-	157,857	157,857	-	157,857
NVNSR1	2,211	28,624	26,622	-	26,622	-	26,622	26,622	-	26,622
NVSIXD	318,449	2,827,565	2,566,698	1	2,566,699	-	2,566,699	2,566,699	-	2,566,699
SAMY	8,916,924	8,916,923	8,916,924	-	8,916,924	2	8,916,922	8,916,922	-	8,916,922
TRF	15,810	352,184	335,175	-	335,175	-	335,175	335,175	-	335,175
AMCG	12,699	347,874	338,182	-	338,182	-	338,182	338,182	-	338,182
AMRI	344	6,132	5,424	1	5,425	-	5,425	5,425	-	5,425
AMTB	43,268	412,647	417,105	-	417,105	-	417,105	417,105	-	417,105
NBARMS	860	7,407	8,109	1	8,110	-	8,110	8,110	-	8,110
NOTB2	8,572	170,818	119,667	-	119,667	-	119,667	119,667	-	119,667
NOTBBA	919	9,635	6,922	-	6,922	-	6,922	6,922	-	6,922
NOTC2	8,757	108,648	108,407	-	108,407	-	108,407	108,407	-	108,407
NOVPDI	517	8,371	7,387	-	7,387	-	7,387	7,387	-	7,387
NOVPM	299	7,992	7,323	2	7,325	-	7,325	7,325	-	7,325
PMUBAM	43,957	370,404	381,549	-	381,549	-	381,549	381,549	-	381,549
PMVAAA	10,990	106,765	99,462	-	99,462	-	99,462	99,462	-	99,462
PMVEBA	26,135	253,929	275,725	-	275,725	-	275,725	275,725	-	275,725
PMVFBA	13,707	106,234	103,762	1	103,763	-	103,763	103,763	-	103,763
PMVFHA	55,014	546,154	540,791	-	540,791	2	540,789	540,789	-	540,789
PMVGBA	45,167	490,388	434,504	-	434,504	-	434,504	434,504	-	434,504

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVHYA	116,142	830,433	833,901	-	833,901	1	833,900	833,900	-	833,900
PMVID	653,457	6,783,529	6,501,902	1	6,501,903	-	6,501,903	6,501,903	-	6,501,903
PMVLDA	199,472	2,011,651	1,914,934	-	1,914,934	1	1,914,933	1,914,933	-	1,914,933
PMVLGA	52,479	410,536	417,206	-	417,206	-	417,206	417,206	-	417,206
PMVRRA	154,750	2,054,203	1,790,461	-	1,790,461	1	1,790,460	1,790,460	-	1,790,460
PMVRSA	13,670	81,494	73,134	1	73,135	-	73,135	73,135	-	73,135
PMVTRA	393,480	4,173,670	3,612,147	-	3,612,147	-	3,612,147	3,612,147	-	3,612,147
PVGCBA	3,164	26,550	27,815	-	27,815	-	27,815	27,815	-	27,815
PVGMAA	16,813	193,726	157,369	-	157,369	-	157,369	157,369	-	157,369
PVSTA	143,014	1,449,207	1,463,029	-	1,463,029	-	1,463,029	1,463,029	-	1,463,029
PROAHY	8,420	200,349	208,403	-	208,403	-	208,403	208,403	-	208,403
PROBIO	664	39,623	44,315	-	44,315	-	44,315	44,315	-	44,315
PROBL	27,767	1,411,671	1,403,068	-	1,403,068	-	1,403,068	1,403,068	-	1,403,068
PROBM	97	7,758	8,315	-	8,315	-	8,315	8,315	-	8,315
PROCG	6,055	250,613	267,206	-	267,206	-	267,206	267,206	-	267,206
PROCS	2,661	167,334	175,641	-	175,641	-	175,641	175,641	-	175,641
PROEM	1,225	34,243	34,654	-	34,654	-	34,654	34,654	-	34,654
PROFIN	1,929	80,481	88,616	-	88,616	-	88,616	88,616	-	88,616
PROHC	887	64,823	59,170	-	59,170	-	59,170	59,170	-	59,170
PROIND	3,473	293,336	307,924	-	307,924	-	307,924	307,924	-	307,924
PROJP	836	52,041	54,512	-	54,512	-	54,512	54,512	-	54,512
PROLCG	1,153	61,375	59,492	-	59,492	1	59,491	59,491	-	59,491
PROLCV	8,103	403,281	408,248	-	408,248	-	408,248	408,248	-	408,248
PROMC	4,526	68,322	75,625	-	75,625	-	75,625	75,625	-	75,625
PROMCG	1,721	70,945	62,818	-	62,818	-	62,818	62,818	-	62,818
PROMCV	171	6,811	7,177	-	7,177	-	7,177	7,177	-	7,177
PRON	2,696	144,910	156,039	-	156,039	-	156,039	156,039	-	156,039
PRONET	6,802	132,941	143,181	-	143,181	-	143,181	143,181	-	143,181
PROOG	1,973	85,969	83,231	-	83,231	-	83,231	83,231	-	83,231
PROPM	956	23,084	24,279	-	24,279	-	24,279	24,279	-	24,279
PRORRO	216	11,587	9,669	-	9,669	-	9,669	9,669	-	9,669
PROSC	3,220	113,087	110,452	-	110,452	-	110,452	110,452	-	110,452
PROSCG	335	9,109	10,071	-	10,071	-	10,071	10,071	-	10,071
PROSCN	3,421	372,247	432,518	2	432,520	-	432,520	432,520	-	432,520
PROSCV	90	4,740	3,855	-	3,855	-	3,855	3,855	-	3,855
PROTEC	1,067	69,079	73,798	-	73,798	-	73,798	73,798	-	73,798
PROUB	4,587	129,821	137,705	-	137,705	-	137,705	137,705	-	137,705

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROUN	11,077	313,579	342,719	-	342,719	-	342,719	342,719	-	342,719
PVEIB	43,960	1,178,604	1,266,933	-	1,266,933	-	1,266,933	1,266,933	-	1,266,933
PVHYB	1,518	8,167	8,425	-	8,425	-	8,425	8,425	-	8,425
PVIB	817	7,902	6,775	-	6,775	-	6,775	6,775	-	6,775
PVNOB	2,088	68,457	82,666	-	82,666	-	82,666	82,666	-	82,666
RWMVI	27,835	259,366	260,815	-	260,815	-	260,815	260,815	-	260,815
RWMVN	940	9,601	8,811	-	8,811	-	8,811	8,811	-	8,811
ROCMC	25,302	210,713	232,024	1	232,025	-	232,025	232,025	-	232,025
ROCSC	25,239	227,308	242,039	-	242,039	1	242,038	242,038	-	242,038
TRBCG2	91,228	3,799,799	3,972,087	-	3,972,087	-	3,972,087	3,972,087	-	3,972,087
TREI2	16,419	464,653	453,004	-	453,004	-	453,004	453,004	-	453,004
TRHS2	22,520	1,245,598	1,167,684	-	1,167,684	-	1,167,684	1,167,684	-	1,167,684
TRLT2	70,275	338,704	326,074	1	326,075	-	326,075	326,075	-	326,075
TRMCG2	838	22,322	22,646	-	22,646	-	22,646	22,646	-	22,646
TAVV	9,267	208,327	215,647	1	215,648	-	215,648	215,648	-	215,648
VVGGS	9,163	76,219	76,787	-	76,787	-	76,787	76,787	-	76,787
VWBF	6,785	49,799	51,701	-	51,701	-	51,701	51,701	-	51,701
VWEM	48,601	544,720	447,619	-	447,619	-	447,619	447,619	-	447,619
VWHA	11,602	348,156	308,492	1	308,493	-	308,493	308,493	-	308,493
VVB	331,364	7,658,885	7,717,462	1	7,717,463	-	7,717,463	7,717,463	-	7,717,463
VVCA	37,838	985,589	924,760	-	924,760	1	924,759	924,759	-	924,759
VVCG	45,361	2,005,770	2,103,829	-	2,103,829	1	2,103,828	2,103,828	-	2,103,828
VVDV	133,440	1,890,175	2,085,673	-	2,085,673	1	2,085,672	2,085,672	-	2,085,672
VVEI	250,728	5,835,121	5,994,918	-	5,994,918	1	5,994,917	5,994,917	-	5,994,917
VVEIX	174,478	9,214,312	10,623,942	1	10,623,943	-	10,623,943	10,623,943	-	10,623,943
VVG	267,536	7,331,328	6,779,363	-	6,779,363	-	6,779,363	6,779,363	-	6,779,363
VVGBI	79,682	1,630,396	1,482,084	-	1,482,084	1	1,482,083	1,482,083	-	1,482,083
VVHGB	1,587,853	18,724,677	16,878,879	1	16,878,880	-	16,878,880	16,878,880	-	16,878,880
VVHYB	444,744	3,095,110	3,277,764	-	3,277,764	1	3,277,763	3,277,763	-	3,277,763
VVI	351,109	10,210,109	8,626,743	-	8,626,743	1	8,626,742	8,626,742	-	8,626,742
VVMA	79,921	2,175,524	2,326,510	-	2,326,510	-	2,326,510	2,326,510	-	2,326,510
VVMCI	253,723	6,185,711	6,071,586	-	6,071,586	1	6,071,585	6,071,585	-	6,071,585
VVREI	220,756	2,812,383	2,631,415	1	2,631,416	-	2,631,416	2,631,416	-	2,631,416
VVSCG	34,993	709,579	616,227	-	616,227	-	616,227	616,227	-	616,227
VVSTC	1,185,916	12,481,972	12,226,791	-	12,226,791	1	12,226,790	12,226,790	-	12,226,790
VVTISI	325,264	7,136,194	6,859,813	-	6,859,813	1	6,859,812	6,859,812	-	6,859,812
VVTSM	400,964	18,284,102	19,827,646	1	19,827,647	-	19,827,647	19,827,647	-	19,827,647

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
VRVDIA	5,355	67,062	72,022	-	72,022	-	72,022	72,022	-	72,022
VRVDRA	18,555	407,068	360,713	-	360,713	-	360,713	360,713	-	360,713
VRVNMA	67,997	587,755	578,657	-	578,657	-	578,657	578,657	-	578,657

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ABIGB	ABTGB	ALVGIA	ALVIVB	ALVSVB	APTGBS	ALCAI2	ALCGI2
Reinvested dividends	$-	30	5,789	329	813	1,068	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	30	5,789	329	813	1,068	-	-

Realized gain (loss) on investments	-	1,508	(3,871)	(109)	(2,074)	8,127	(3,398)	1,193
Change in unrealized gain (loss) on investments	2,353	(3,187)	13,568	6,091	13,342	24,339	92,063	5,507

Net gain (loss) on investments	2,353	(1,679)	9,697	5,982	11,268	32,466	88,665	6,700

Reinvested capital gains	1,996	6,439	30,442	-	8,547	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,349	4,790	45,928	6,311	20,628	33,534	88,665	6,700

Investment Activity*:	ALMGI2	SVDF	AAEIP3	AAGEA2	ABEAA2	ACEAA2	AGEAA2	AUGEA2
Reinvested dividends	$-	-	3,458	987	19,051	5,398	15,893	3,416
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	3,458	987	19,051	5,398	15,893	3,416

Realized gain (loss) on investments	(47,569)	(58,922)	565	469	(1,799)	(4,213)	25	(180)
Change in unrealized gain (loss) on investments	122,836	84,241	12,421	4,275	57,298	8,653	61,974	11,290

Net gain (loss) on investments	75,267	25,319	12,986	4,744	55,499	4,440	61,999	11,110

Reinvested capital gains	-	-	1,239	1,231	22,175	2,724	20,575	1,589

Net increase (decrease) in contract owners’ equity resulting from operations	$75,267	25,319	17,683	6,962	96,725	12,562	98,467	16,115

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ACVB	ACVI	ACVIG	ACVIP2	ACVLVI	ACVU1	ACVV	AMVAA4
Reinvested dividends	$18,281	6,981	7,197	18,432	1,110	-	276	27,675
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	18,281	6,981	7,197	18,432	1,110	-	276	27,675

Realized gain (loss) on investments	(4,056)	(2,969)	(59,548)	(14,048)	(3)	(90)	(18)	(3,307)
Change in unrealized gain (loss) on investments	127,018	53,967	92,385	14,427	(2,105)	79,258	(113)	105,731

Net gain (loss) on investments	122,962	50,998	32,837	379	(2,108)	79,168	(131)	102,424

Reinvested capital gains	-	-	-	-	1,686	16,898	889	53,154

Net increase (decrease) in contract owners’ equity resulting from operations	$141,243	57,979	40,034	18,811	688	96,066	1,034	183,253

Investment Activity*:	AMVBC4	AMVBD4	AMVCB4	AMVGB4	AMVGG4	AMVGI4	AMVGR4	AMVGS4
Reinvested dividends	$10,409	43,391	18,161	-	1,206	15,940	2,489	52
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	10,409	43,391	18,161	-	1,206	15,940	2,489	52

Realized gain (loss) on investments	1,331	(57,442)	544	(6,047)	(22,304)	(388)	37,584	(10,596)
Change in unrealized gain (loss) on investments	75,472	74,846	46,854	22,516	39,983	233,679	341,438	37,285

Net gain (loss) on investments	76,803	17,404	47,398	16,469	17,679	233,291	379,022	26,689

Reinvested capital gains	4,628	-	-	-	12,653	80,031	79,664	2,412

Net increase (decrease) in contract owners’ equity resulting from operations	$91,840	60,795	65,559	16,469	31,538	329,262	461,175	29,153

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AMVGW4	AMVHI4	AMVI4	AMVIG4	AMVM4	AMVNW4	AMVUA4	AVPAP2
Reinvested dividends	$4,365	100,226	6,147	15,200	13,660	30,018	12,830	5,623
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	4,365	100,226	6,147	15,200	13,660	30,018	12,830	5,623

Realized gain (loss) on investments	10,063	(2,140)	(48,046)	(55,378)	(2,448)	(24,811)	(44,942)	(579)
Change in unrealized gain (loss) on investments	20,886	31,818	144,597	130,455	2,641	350,785	41,906	(10,329)

Net gain (loss) on investments	30,949	29,678	96,551	75,077	193	325,974	(3,036)	(10,908)

Reinvested capital gains	-	-	-	-	-	-	-	35,854

Net increase (decrease) in contract owners’ equity resulting from operations	$35,314	129,904	102,698	90,277	13,853	355,992	9,794	30,569

Investment Activity*:	AVRBP2	PIHYB2	PIVB2	PIVEI2	PIVF2	PIVMV2	PIVSI2	BRVED3
Reinvested dividends	$1,913	17,193	13,427	1,450	1,189	133	19,366	2,706
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,913	17,193	13,427	1,450	1,189	133	19,366	2,706

Realized gain (loss) on investments	(705)	34,400	(365)	(2,601)	(11,247)	-	(1,018)	(2,113)
Change in unrealized gain (loss) on investments	(2,480)	(13,497)	10,783	(2,542)	53,543	333	23,789	8,319

Net gain (loss) on investments	(3,185)	20,903	10,418	(5,143)	42,296	333	22,771	6,206

Reinvested capital gains	12,995	-	-	10,544	8,771	897	-	8,163

Net increase (decrease) in contract owners’ equity resulting from operations	$11,723	38,096	23,845	6,851	52,256	1,363	42,137	17,075

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	BRVHY3	BRVTR3	BVLCC3	BVLCV3	BVLFG3	MLVGA3	DSIF	DSRG
Reinvested dividends	$43,978	8,352	618	68	-	24,938	7,484	1,433
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(1,369)	-

Net investment income (loss)	43,978	8,352	618	68	-	24,938	6,115	1,433

Realized gain (loss) on investments	(9,529)	(9,156)	180	-	62,732	(8,607)	(28,580)	(14,470)
Change in unrealized gain (loss) on investments	51,623	16,831	14,870	(223)	131,034	94,531	99,967	32,802

Net gain (loss) on investments	42,094	7,675	15,050	(223)	193,766	85,924	71,387	18,332

Reinvested capital gains	-	-	-	180	12,162	-	19,893	23,007

Net increase (decrease) in contract owners’ equity resulting from operations	$86,072	16,027	15,668	25	205,928	110,862	97,395	42,772

Investment Activity*:	DVSCS	CVSBF	CLVGT2	CLVLV1	CLVSI2	CLVSV1	CSCRS	DWVSVS
Reinvested dividends	$11,461	9,441	-	-	26,668	-	11,765	1,382
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	11,461	9,441	-	-	26,668	-	11,765	1,382

Realized gain (loss) on investments	(5,276)	(329)	3,360	636	(22,168)	93,128	(25,542)	(2,953)
Change in unrealized gain (loss) on investments	111,740	78,213	565,539	14,585	62,969	(52,347)	8,282	12,056

Net gain (loss) on investments	106,464	77,884	568,899	15,221	40,801	40,781	(17,260)	9,103

Reinvested capital gains	59,829	2,262	99,066	-	-	-	-	9,260

Net increase (decrease) in contract owners’ equity resulting from operations	$177,754	89,587	667,965	15,221	67,469	40,781	(5,495)	19,745

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV
Reinvested dividends	$155,199	96,621	153,345	70,353	172,070	120,925	91,528	71,833
Mortality and expense risk charges (note 2)	(14,551)	(5,601)	(13,678)	(5,635)	(9,705)	(8,294)	(10,867)	(11,241)

Net investment income (loss)	140,648	91,020	139,667	64,718	162,365	112,631	80,661	60,592

Realized gain (loss) on investments	33,244	(9,914)	136,715	4,011	340,307	(18,854)	434,644	404,554
Change in unrealized gain (loss) on investments	693,404	24,606	401,142	230,131	87,070	58,779	(79,513)	85,672

Net gain (loss) on investments	726,648	14,692	537,857	234,142	427,377	39,925	355,131	490,226

Reinvested capital gains	154,788	-	62,403	-	34,339	-	55,784	319,644

Net increase (decrease) in contract owners’ equity resulting from operations	$1,022,084	105,712	739,927	298,860	624,081	152,556	491,576	870,462

Investment Activity*:	ETVFR	FHIB	FVK2S	FVU2	FB2	FC2	FDSCS2	FEI2
Reinvested dividends	$195,952	17,042	-	7,743	14,843	5,684	1,812	22,229
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	195,952	17,042	-	7,743	14,843	5,684	1,812	22,229

Realized gain (loss) on investments	(72,321)	(479)	(37)	(6)	(28,393)	(169,889)	346	(4,128)
Change in unrealized gain (loss) on investments	122,775	35,943	79,656	32,011	168,616	656,705	39,041	67,799

Net gain (loss) on investments	50,454	35,464	79,619	32,005	140,223	486,816	39,387	63,671

Reinvested capital gains	-	-	-	-	40,978	82,200	-	38,144

Net increase (decrease) in contract owners’ equity resulting from operations	$246,406	52,506	79,619	39,748	196,044	574,700	41,199	124,044

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FG2	FGI2	FGO2	FHI2	FIGBP2	FMC2	FNRS2	FO2
Reinvested dividends	$19	1,814	-	3,657	85,949	1,080	6,227	1,138
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	19	1,814	-	3,657	85,949	1,080	6,227	1,138

Realized gain (loss) on investments	(16,135)	733	(190,277)	538	(313,229)	(4,666)	(32,938)	830
Change in unrealized gain (loss) on investments	241,937	13,149	789,976	1,825	417,525	33,822	14,964	23,358

Net gain (loss) on investments	225,802	13,882	599,699	2,363	104,296	29,156	(17,974)	24,188

Reinvested capital gains	59,859	4,462	-	-	-	7,920	-	381

Net increase (decrease) in contract owners’ equity resulting from operations	$285,680	20,158	599,699	6,020	190,245	38,156	(11,747)	25,707

Investment Activity*:	FRESS2	FV2	FVFI2	FVFRHI	FVICA2	FVSIS2	FVSS2	FEOVF
Reinvested dividends	$5,455	8,452	7,787	25,070	1,502	40,011	849	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	5,455	8,452	7,787	25,070	1,502	40,011	849	-

Realized gain (loss) on investments	(69,659)	4,341	(11,309)	(4,332)	(31,079)	(21,976)	(6,828)	(5,973)
Change in unrealized gain (loss) on investments	67,612	91,658	17,816	(7,834)	226,498	62,324	14,342	11,501

Net gain (loss) on investments	(2,047)	95,999	6,507	(12,166)	195,419	40,348	7,514	5,528

Reinvested capital gains	15,930	28,617	-	-	-	-	3,579	26,467

Net increase (decrease) in contract owners’ equity resulting from operations	$19,338	133,068	14,294	12,904	196,921	80,359	11,942	31,995

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FTVGI2	FTVGR2	FTVIS2	FTVMS2	FTVRD2	FTVSI2	FTVUG2	GVMSA
Reinvested dividends	$-	7,103	17,288	236	8,487	15,087	151	15,260
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	7,103	17,288	236	8,487	15,087	151	15,260

Realized gain (loss) on investments	(5,737)	(2,455)	(3,036)	(2,061)	(69,293)	(23,015)	(9)	(156)
Change in unrealized gain (loss) on investments	9,768	22,020	(12,232)	1,936	55,823	30,612	764	(2,730)

Net gain (loss) on investments	4,031	19,565	(15,268)	(125)	(13,470)	7,597	755	(2,886)

Reinvested capital gains	-	-	20,958	1,088	97,403	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,031	26,668	22,978	1,199	92,420	22,684	906	12,374

Investment Activity*:	GVFRB	GVR2XS	GVTRBE	RAF	RBF	RBMF	RELF	RENF
Reinvested dividends	$86,382	40	81,411	-	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	86,382	40	81,411	-	-	-	-	-

Realized gain (loss) on investments	15,388	(7,652)	(27,367)	(6,195)	(7,737)	(2,305)	(10,404)	(3,639)
Change in unrealized gain (loss) on investments	106,888	14,584	94,326	(1,148)	7,951	-	97,616	(583)

Net gain (loss) on investments	122,276	6,932	66,959	(7,343)	214	(2,305)	87,212	(4,222)

Reinvested capital gains	-	-	-	-	235	-	5,588	-

Net increase (decrease) in contract owners’ equity resulting from operations	$208,658	6,972	148,370	(7,343)	449	(2,305)	92,800	(4,222)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RESF	RFSF	RHCF	RINF	RJNF	RLCE	RLF	RMED
Reinvested dividends	$-	-	-	-	-	160	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	160	-	-

Realized gain (loss) on investments	(5,573)	(115)	619	(4,172)	(3,457)	938	5,066	(1,308)
Change in unrealized gain (loss) on investments	1,127	719	(279)	1,004	(650)	5,996	7,346	22,728

Net gain (loss) on investments	(4,446)	604	340	(3,168)	(4,107)	6,934	12,412	21,420

Reinvested capital gains	-	-	1,118	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,446)	604	1,458	(3,168)	(4,107)	7,094	12,412	21,420

Investment Activity*:	RNF	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTF
Reinvested dividends	$-	-	1,460	553	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	1,460	553	-	-	-	-

Realized gain (loss) on investments	(646)	164,199	(3,522)	(43)	(24,779)	59	5,630	102
Change in unrealized gain (loss) on investments	1	187,791	(3,021)	2,080	34,709	13,230	9,404	88

Net gain (loss) on investments	(645)	351,990	(6,543)	2,037	9,930	13,289	15,034	190

Reinvested capital gains	-	-	-	1,665	-	-	916	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(645)	351,990	(5,083)	4,255	9,930	13,289	15,950	190

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF	RVISC
Reinvested dividends	$-	-	891	3,386	1,897	25,345	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	891	3,386	1,897	25,345	-	-

Realized gain (loss) on investments	(6,386)	(641)	(14,002)	(12,309)	1,172	(29,164)	93,521	(2,562)
Change in unrealized gain (loss) on investments	733	(511)	-	741	(704)	(13,702)	67,151	-

Net gain (loss) on investments	(5,653)	(1,152)	(14,002)	(11,568)	468	(42,866)	160,672	(2,562)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,653)	(1,152)	(13,111)	(8,182)	2,365	(17,521)	160,672	(2,562)

Investment Activity*:	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU	RVSCG	RVSCV
Reinvested dividends	$-	5,016	119	-	-	14,494	15	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	5,016	119	-	-	14,494	15	-

Realized gain (loss) on investments	2,859	(24,218)	(83)	(597)	(45,018)	(18,203)	10	(1,298)
Change in unrealized gain (loss) on investments	8,154	50,008	8,177	3,438	11,218	11,518	5,261	7,652

Net gain (loss) on investments	11,013	25,790	8,094	2,841	(33,800)	(6,685)	5,271	6,354

Reinvested capital gains	-	-	-	-	-	9,221	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,013	30,806	8,213	2,841	(33,800)	17,030	5,286	6,354

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RVSDL	RVWDL	SBLP	SBLY	ACC1	ACGI	AVHY1	AVIE
Reinvested dividends	$-	-	-	895	10,212	-	2,354	234
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	895	10,212	-	2,354	234

Realized gain (loss) on investments	(268)	(166)	13,308	(2)	13,240	(5,828)	16,734	(2,507)
Change in unrealized gain (loss) on investments	-	-	-	21,088	6,692	4,532	851	22,701

Net gain (loss) on investments	(268)	(166)	13,308	21,086	19,932	(1,296)	17,585	20,194

Reinvested capital gains	-	-	-	-	62,863	-	-	88

Net increase (decrease) in contract owners’ equity resulting from operations	$(268)	(166)	13,308	21,981	93,007	(1,296)	19,939	20,516

Investment Activity*:	IVBRA2	IVCPB2	IVCPBI	IVDDI	IVGMMI	IVGS1	IVHS	IVKEI1
Reinvested dividends	$-	1,904	46,767	7,786	468,817	3,117	-	20,227
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	1,904	46,767	7,786	468,817	3,117	-	20,227

Realized gain (loss) on investments	(19,618)	(32)	(53,016)	(2,104)	-	(16)	1,250	(1,489)
Change in unrealized gain (loss) on investments	65,316	2,523	117,371	(4,489)	-	4,141	669	26,731

Net gain (loss) on investments	45,698	2,491	64,355	(6,593)	-	4,125	1,919	25,242

Reinvested capital gains	-	-	-	32,067	-	-	-	52,969

Net increase (decrease) in contract owners’ equity resulting from operations	$45,698	4,395	111,122	33,260	468,817	7,242	1,919	98,438

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	IVMCC2	IVRE	IVT	OVGIS	OVGSS	OVIGS	WRASP	WRBDP
Reinvested dividends	$32	2,173	-	28	-	328	758	36,886
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	32	2,173	-	28	-	328	758	36,886

Realized gain (loss) on investments	(181)	(6,507)	(60,242)	1,182	(5,704)	(908)	(14)	(4,931)
Change in unrealized gain (loss) on investments	8,755	17,368	239,419	472	26,171	20,862	2,995	65,716

Net gain (loss) on investments	8,574	10,861	179,177	1,654	20,467	19,954	2,981	60,785

Reinvested capital gains	-	-	-	395	6,186	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,606	13,034	179,177	2,077	26,653	20,282	3,739	97,671

Investment Activity*:	WRBP	WRENG	WRGNR	WRHIP	WRLTBP	WRMCG	WRSTP	WRVP
Reinvested dividends	$230	368	6,313	103,808	5,865	-	-	297
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	230	368	6,313	103,808	5,865	-	-	297

Realized gain (loss) on investments	(428)	(2)	(10,280)	(65,149)	(13,605)	(87,229)	(15,092)	(2,642)
Change in unrealized gain (loss) on investments	4,738	92	2,278	592	23,680	134,421	29,847	663

Net gain (loss) on investments	4,310	90	(8,002)	(64,557)	10,075	47,192	14,755	(1,979)

Reinvested capital gains	-	-	-	-	-	53,504	3,332	2,876

Net increase (decrease) in contract owners’ equity resulting from operations	$4,540	458	(1,689)	39,251	15,940	100,696	18,087	1,194

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	JABIN	JAEI	JAFBS	JAFRIN	JAGRIN	JAIG	JARIN	JMCVIN
Reinvested dividends	$62,456	1,861	4,070	2,609	804	9,704	248	4,931
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	62,456	1,861	4,070	2,609	804	9,704	248	4,931

Realized gain (loss) on investments	5,435	(19,136)	(44)	(72,062)	(140)	15,652	183	(24,354)
Change in unrealized gain (loss) on investments	354,533	123,133	1,771	609,208	16,328	14,832	60,535	53,278

Net gain (loss) on investments	359,968	103,997	1,727	537,146	16,188	30,484	60,718	28,924

Reinvested capital gains	-	70,618	-	-	2,244	-	-	13,141

Net increase (decrease) in contract owners’ equity resulting from operations	$422,424	176,476	5,797	539,755	19,236	40,188	60,966	46,996

Investment Activity*:	JHEVTN	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI	SBVHY
Reinvested dividends	$15,958	5,972	2,811	-	65	9,995	-	4,201
Mortality and expense risk charges (note 2)	(867)	-	-	-	-	-	-	-

Net investment income (loss)	15,091	5,972	2,811	-	65	9,995	-	4,201

Realized gain (loss) on investments	1,507	(1,623)	(2,779)	(2,922)	(32,287)	(5,222)	2,729	1,011
Change in unrealized gain (loss) on investments	105,074	20,481	34,692	18,765	35,260	(8,032)	234,169	5,312

Net gain (loss) on investments	106,581	18,858	31,913	15,843	2,973	(13,254)	236,898	6,323

Reinvested capital gains	-	-	-	-	2,169	67,658	6,641	-

Net increase (decrease) in contract owners’ equity resulting from operations	$121,672	24,830	34,724	15,843	5,207	64,399	243,539	10,524

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	SBVSG2	LOVBD	LOVCDG	MNCPS	MEGSS	MNDSC	MVFSC	MVIGSC
Reinvested dividends	$-	39,110	3,734	10,677	-	-	2,930	2,528
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	39,110	3,734	10,677	-	-	2,930	2,528

Realized gain (loss) on investments	(17,816)	(37,995)	(50)	(68,756)	(911)	(117,920)	(344)	109
Change in unrealized gain (loss) on investments	131,912	57,460	37,639	106,844	63,790	176,930	(1,613)	6,452

Net gain (loss) on investments	114,096	19,465	37,589	38,088	62,879	59,010	(1,957)	6,561

Reinvested capital gains	-	-	26,074	-	26,537	-	14,688	8,868

Net increase (decrease) in contract owners’ equity resulting from operations	$114,096	58,575	67,397	48,765	89,416	59,010	15,661	17,957

Investment Activity*:	MGRFV	DTRTFY	GEM2	GIG	GVEXD	GVIXY	MCIFD	MSBF
Reinvested dividends	$9,395	36,074	1,154	1,179	116,922	37,949	19,913	1,482
Mortality and expense risk charges (note 2)	-	(828)	-	-	(6,093)	(1,710)	(919)	-

Net investment income (loss)	9,395	35,246	1,154	1,179	110,829	36,239	18,994	1,482

Realized gain (loss) on investments	1,080	(20,703)	(2,694)	45	(3,452,601)	51,926	(10,231)	(28)
Change in unrealized gain (loss) on investments	(23,657)	42,439	672	3,682	5,135,247	217,846	118,564	(1,680)

Net gain (loss) on investments	(22,577)	21,736	(2,022)	3,727	1,682,646	269,772	108,333	(1,708)

Reinvested capital gains	36,734	-	-	-	10,451	-	68,405	1,448

Net increase (decrease) in contract owners’ equity resulting from operations	$23,552	56,982	(868)	4,906	1,803,926	306,011	195,732	1,222

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NJMMAY	NVAMVX	NVBXD	NVFIY	NVGEY	NVLCPY	NVMIVX	NVMMV1
Reinvested dividends	$357	457	22,272	937	1,373	2,021	3,229	2,451
Mortality and expense risk charges (note 2)	(5)	-	(462)	-	(69)	-	-	-

Net investment income (loss)	352	457	21,810	937	1,304	2,021	3,229	2,451

Realized gain (loss) on investments	(245)	1	(7,688)	(22)	(2,344)	1	(38)	(3,450)
Change in unrealized gain (loss) on investments	522	879	23,670	(29)	15,197	7,592	13,685	(7,795)

Net gain (loss) on investments	277	880	15,982	(51)	12,853	7,593	13,647	(11,245)

Reinvested capital gains	-	1,327	-	-	-	-	-	22,272

Net increase (decrease) in contract owners’ equity resulting from operations	$629	2,664	37,792	886	14,157	9,614	16,876	13,478

Investment Activity*:	NVNSR1	NVSIXD	SAMY	TRF	AMCG	AMRI	AMTB	NBARMS
Reinvested dividends	$81	34,021	332,273	4,805	-	51	15,795	-
Mortality and expense risk charges (note 2)	-	(2,213)	-	-	-	-	-	-

Net investment income (loss)	81	31,808	332,273	4,805	-	51	15,795	-

Realized gain (loss) on investments	(28)	(37,786)	-	(1,415)	362	(18)	(15,163)	(1,379)
Change in unrealized gain (loss) on investments	1,680	391,590	-	(16,516)	51,089	226	28,068	4,299

Net gain (loss) on investments	1,652	353,804	-	(17,931)	51,451	208	12,905	2,920

Reinvested capital gains	2,829	13,879	1	34,291	-	259	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,562	399,491	332,274	21,165	51,451	518	28,700	2,920

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NOTB2	NOTBBA	NOTC2	NOVPDI	NOVPM	PMUBAM	PMVAAA	PMVEBA
Reinvested dividends	$314	137	3,059	125	-	13,140	2,721	23,542
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	314	137	3,059	125	-	13,140	2,721	23,542

Realized gain (loss) on investments	(24,253)	-	(592)	(21)	-	(2,383)	(2,710)	58,860
Change in unrealized gain (loss) on investments	33,594	(33)	6,432	(229)	1,211	13,787	6,240	(540)

Net gain (loss) on investments	9,341	(33)	5,840	(250)	1,211	11,404	3,530	58,320

Reinvested capital gains	537	-	3,759	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,192	104	12,658	(125)	1,211	24,544	6,251	81,862

Investment Activity*:	PMVFBA	PMVFHA	PMVGBA	PMVHYA	PMVID	PMVLDA	PMVLGA	PMVRRA
Reinvested dividends	$2,341	11,095	9,746	30,826	293,801	67,588	11,047	52,844
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	2,341	11,095	9,746	30,826	293,801	67,588	11,047	52,844

Realized gain (loss) on investments	(444)	(573)	(8,950)	39,702	(11,881)	(18,162)	(38,785)	(10,181)
Change in unrealized gain (loss) on investments	3,823	18,313	17,288	9,552	176,728	43,073	61,309	20,003

Net gain (loss) on investments	3,379	17,740	8,338	49,254	164,847	24,911	22,524	9,822

Reinvested capital gains	-	11,285	4,727	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,720	40,120	22,811	80,080	458,648	92,499	33,571	62,666

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PMVRSA	PMVTRA	PVGCBA	PVGMAA	PVSTA	PROA30	PROAHY	PROBIO
Reinvested dividends	$12,864	120,227	263	3,385	54,306	-	10,340	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	12,864	120,227	263	3,385	54,306	-	10,340	-

Realized gain (loss) on investments	(24,275)	(95,936)	1	(611)	(3,381)	(582)	(12,231)	(22,930)
Change in unrealized gain (loss) on investments	5,107	174,969	1,271	14,521	18,148	-	10,088	12,969

Net gain (loss) on investments	(19,168)	79,033	1,272	13,910	14,767	(582)	(2,143)	(9,961)

Reinvested capital gains	-	-	-	-	-	-	-	7,124

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,304)	199,260	1,535	17,295	69,073	(582)	8,197	(2,837)

Investment Activity*:	PROBL	PROBM	PROBNK	PROCG	PROCS	PROEM	PROFIN	PROHC
Reinvested dividends	$-	41	351	351	-	712	206	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	41	351	351	-	712	206	-

Realized gain (loss) on investments	(28,673)	20	(2,532)	(62,253)	-	(13,764)	(4,212)	(3,773)
Change in unrealized gain (loss) on investments	(8,603)	558	1,882	50,146	8,307	4,763	10,352	(4,313)

Net gain (loss) on investments	(37,276)	578	(650)	(12,107)	8,307	(9,001)	6,140	(8,086)

Reinvested capital gains	223,655	-	-	26,793	-	-	1,864	6,717

Net increase (decrease) in contract owners’ equity resulting from operations	$186,379	619	(299)	15,037	8,307	(8,289)	8,210	(1,369)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PROIND	PROJP	PROLCG	PROLCV	PROMC	PROMCG	PROMCV	PRON
Reinvested dividends	$-	-	-	44	-	-	20	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	44	-	-	20	-

Realized gain (loss) on investments	4,328	5,376	(53)	(6)	(11,460)	(102)	(1,134)	20,911
Change in unrealized gain (loss) on investments	15,000	9,982	(1,600)	4,967	20,133	8,260	1,191	10,616

Net gain (loss) on investments	19,328	15,358	(1,653)	4,961	8,673	8,158	57	31,527

Reinvested capital gains	18,363	-	5,629	621	-	322	410	516

Net increase (decrease) in contract owners’ equity resulting from operations	$37,691	15,358	3,976	5,626	8,673	8,480	487	32,043

Investment Activity*:	PRONET	PROOG	PROPM	PRORRO	PROSC	PROSCG	PROSCN	PROSCV
Reinvested dividends	$-	1,080	-	21	-	-	-	1
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	1,080	-	21	-	-	-	1

Realized gain (loss) on investments	(15,893)	(503)	(5,543)	(5,824)	99	28	94,409	(64)
Change in unrealized gain (loss) on investments	41,118	(3,254)	4,214	597	14,295	716	90,246	345

Net gain (loss) on investments	25,225	(3,757)	(1,329)	(5,227)	14,394	744	184,655	281

Reinvested capital gains	22,148	-	-	-	-	281	2,549	167

Net increase (decrease) in contract owners’ equity resulting from operations	$47,373	(2,677)	(1,329)	(5,206)	14,394	1,025	187,204	449

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PROSN	PROTEC	PROTEL	PROUB	PROUN	PROUSN	PROUTL	PVDIB
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	(10,589)	(1,959)	(186)	(6,200)	207,442	(28,177)	2,509	(4,203)
Change in unrealized gain (loss) on investments	(7)	15,801	-	52,241	28,009	-	(2,978)	4,205

Net gain (loss) on investments	(10,596)	13,842	(186)	46,041	235,451	(28,177)	(469)	2

Reinvested capital gains	10	3,375	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,586)	17,217	(186)	46,041	235,451	(28,177)	(469)	2

Investment Activity*:	PVEIB	PVHYB	PVIB	PVNOB	RWMVI	RWMVN	ROCMC	ROCSC
Reinvested dividends	$21,556	417	373	653	3,384	52	-	1,731
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	21,556	417	373	653	3,384	52	-	1,731

Realized gain (loss) on investments	4,486	13,395	(21)	3,165	(323)	-	(9,765)	(4,638)
Change in unrealized gain (loss) on investments	83,416	171	(47)	18,840	5,348	273	43,254	28,827

Net gain (loss) on investments	87,902	13,566	(68)	22,005	5,025	273	33,489	24,189

Reinvested capital gains	60,426	-	-	4,006	-	-	-	17,975

Net increase (decrease) in contract owners’ equity resulting from operations	$169,884	13,983	305	26,664	8,409	325	33,489	43,895

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	TRBCG2	TREI2	TRHS2	TRLT2	TRMCG2	TAVV	VVGGS	VWBF
Reinvested dividends	$-	9,936	-	10,910	-	3,860	-	2,052
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	9,936	-	10,910	-	3,860	-	2,052

Realized gain (loss) on investments	24,821	(20,715)	(12,692)	(7,210)	(29)	24,096	(11,795)	(1,475)
Change in unrealized gain (loss) on investments	1,194,099	42,687	888	12,295	324	3,395	8,790	4,664

Net gain (loss) on investments	1,218,920	21,972	(11,804)	5,085	295	27,491	(3,005)	3,189

Reinvested capital gains	-	18,544	43,184	-	1,416	10,739	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,218,920	50,452	31,380	15,995	1,711	42,090	(3,005)	5,241

Investment Activity*:	VWEM	VWHA	VVB	VVCA	VVCG	VVDV	VVEI	VVEIX
Reinvested dividends	$16,505	11,047	134,170	9,737	23,145	20,607	135,947	127,162
Mortality and expense risk charges (note 2)	-	-	(17,166)	(1,259)	(5,121)	(4,071)	(13,439)	(23,336)

Net investment income (loss)	16,505	11,047	117,004	8,478	18,024	16,536	122,508	103,826

Realized gain (loss) on investments	(77,560)	1,818	(22,403)	(19,573)	66,628	61,626	23,305	332,094
Change in unrealized gain (loss) on investments	100,635	(27,266)	575,125	64,212	316,243	156,162	30,942	1,445,723

Net gain (loss) on investments	23,075	(25,448)	552,722	44,639	382,871	217,788	54,247	1,777,817

Reinvested capital gains	-	-	260,010	12,602	111,505	78,330	265,789	281,634

Net increase (decrease) in contract owners’ equity resulting from operations	$39,580	(14,401)	929,736	65,719	512,400	312,654	442,544	2,163,277

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	VVG	VVGBI	VVHGB	VVHYB	VVI	VVMA	VVMCI	VVREI
Reinvested dividends	$12,115	29,561	371,038	154,992	112,133	20,005	82,253	49,666
Mortality and expense risk charges (note 2)	(13,258)	(3,765)	(39,163)	(7,919)	(19,837)	(3,378)	(14,175)	(5,376)

Net investment income (loss)	(1,143)	25,796	331,875	147,073	92,296	16,627	68,078	44,290

Realized gain (loss) on investments	(231,531)	(53,065)	(131,712)	(262,527)	(42,571)	(8,794)	2,464	(3,246)
Change in unrealized gain (loss) on investments	1,989,685	110,144	623,823	465,475	715,956	175,086	682,381	136,154

Net gain (loss) on investments	1,758,154	57,079	492,111	202,948	673,385	166,292	684,845	132,908

Reinvested capital gains	-	2,575	-	-	241,793	31,886	103,221	93,699

Net increase (decrease) in contract owners’ equity resulting from operations	$1,757,011	85,450	823,986	350,021	1,007,474	214,805	856,144	270,897

Investment Activity*:	VVSCG	VVSTC	VVTISI	VVTSM	VRVDIA	VRVDRA	VRVNMA
Reinvested dividends	$2,353	234,096	155,861	173,711	71	7,491	26,251
Mortality and expense risk charges (note 2)	(1,429)	(28,579)	(15,023)	(40,668)	-	-	-

Net investment income (loss)	924	205,517	140,838	133,043	71	7,491	26,251

Realized gain (loss) on investments	(16,159)	(63,029)	9,335	90,761	(273)	(15,487)	(11,637)
Change in unrealized gain (loss) on investments	115,818	520,264	617,115	2,622,727	4,960	44,719	32,634

Net gain (loss) on investments	99,659	457,235	626,450	2,713,488	4,687	29,232	20,997

Reinvested capital gains	-	-	65,267	846,622	-	3,502	-

Net increase (decrease) in contract owners’ equity resulting from operations	$100,583	662,752	832,555	3,693,153	4,758	40,225	47,248

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ABIGB		ABTGB		ALVGIA		ALVIVB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	30	-	5,789	4,242	329	1,811
Realized gain (loss) on investments	-	-	1,508	(37,664)	(3,871)	(1,674)	(109)	(133)
Change in unrealized gain (loss) on investments	2,353	-	(3,187)	2,228	13,568	(64,456)	6,091	(8,650)
Reinvested capital gains	1,996	-	6,439	13,237	30,442	48,276	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,349	-	4,790	(22,199)	45,928	(13,612)	6,311	(6,972)

Equity transactions:
Purchase payments received from contract owners (note 4)	51,215	-	-	-	(1)	-	-	-
Transfers between funds	-	-	(17)	53,198	51,762	67	-	-
Redemptions (notes 2, 3, and 4)	(20)	-	(482)	(1,993)	(9,705)	(6,830)	(725)	(529)
Adjustments to maintain reserves	-	-	-	-	(1)	-	-	-

Net equity transactions	51,195	-	(499)	51,205	42,055	(6,763)	(725)	(529)

Net change in contract owners’ equity	55,544	-	4,291	29,006	87,983	(20,375)	5,586	(7,501)
Contract owners’ equity at beginning of period	-	-	29,006	-	301,178	321,553	42,863	50,364

Contract owners’ equity at end of period	$55,544	-	33,297	29,006	389,161	301,178	48,449	42,863

CHANGE IN UNITS:
Beginning units	-	-	1,235	-	8,627	8,824	5,354	5,423
Units purchased	4,245	-	2,810	19,182	4,198	2,784	16	-
Units redeemed	(1)	-	(2,820)	(17,947)	(2,875)	(2,981)	(100)	(69)

Ending units	4,244	-	1,225	1,235	9,950	8,627	5,270	5,354

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVSVB		APTGBS		ALCAI2		ALCGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$813	1,419	1,068	-	-	-	-	-
Realized gain (loss) on investments	(2,074)	30,751	8,127	(93,876)	(3,398)	(38,453)	1,193	-
Change in unrealized gain (loss) on investments	13,342	(90,353)	24,339	66,296	92,063	(165,237)	5,507	-
Reinvested capital gains	8,547	25,556	-	-	-	18,905	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,628	(32,627)	33,534	(27,580)	88,665	(184,785)	6,700	-

Equity transactions:
Purchase payments received from contract owners (note 4)	26,890	4,104	48,849	-	310	1	-	-
Transfers between funds	(3,860)	(74,519)	326,523	68,599	(3,183)	(154,232)	21,171	-
Redemptions (notes 2, 3, and 4)	(46,702)	(43,051)	(36,925)	(204,044)	(8,800)	(9,985)	(238)	-
Adjustments to maintain reserves	(1)	(1)	-	-	1	(1)	-	-

Net equity transactions	(23,673)	(113,467)	338,447	(135,445)	(11,672)	(164,217)	20,933	-

Net change in contract owners’ equity	(3,045)	(146,094)	371,981	(163,025)	76,993	(349,002)	27,633	-
Contract owners’ equity at beginning of period	93,998	240,092	237,824	400,849	209,902	558,904	-	-

Contract owners’ equity at end of period	$90,953	93,998	609,805	237,824	286,895	209,902	27,633	-

CHANGE IN UNITS:
Beginning units	2,946	6,334	21,040	33,669	3,186	5,386	-	-
Units purchased	1,110	922	61,486	38,574	6	-	632	-
Units redeemed	(1,617)	(4,310)	(33,707)	(51,203)	(149)	(2,200)	(143)	-

Ending units	2,439	2,946	48,819	21,040	3,043	3,186	489	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALMGI2		SVDF		AAEIP3		AAGEA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	3,458	12,301	987	215
Realized gain (loss) on investments	(47,569)	(192,527)	(58,922)	(75,873)	565	25,606	469	553
Change in unrealized gain (loss) on investments	122,836	53,922	84,241	(116,217)	12,421	(23,413)	4,275	(3,939)
Reinvested capital gains	-	9,915	-	79,679	1,239	-	1,231	507

Net increase (decrease) in contract owners’ equity resulting from operations	75,267	(128,690)	25,319	(112,411)	17,683	14,494	6,962	(2,664)

Equity transactions:
Purchase payments received from contract owners (note 4)	42,541	135,262	1	-	1,442	2,540	47,369	-
Transfers between funds	102,117	(76,488)	2,092	(51,647)	(176,038)	159,359	-	-
Redemptions (notes 2, 3, and 4)	(3,677)	(36,809)	(43,485)	(24,202)	(7,473)	(2,393)	(4,890)	(4,823)
Adjustments to maintain reserves	-	-	(1)	2	(1)	-	(1)	1

Net equity transactions	140,981	21,965	(41,393)	(75,847)	(182,070)	159,506	42,478	(4,822)

Net change in contract owners’ equity	216,248	(106,725)	(16,074)	(188,258)	(164,387)	174,000	49,440	(7,486)
Contract owners’ equity at beginning of period	276,377	383,102	124,863	313,121	281,618	107,618	13,731	21,217

Contract owners’ equity at end of period	$492,625	276,377	108,789	124,863	117,231	281,618	63,171	13,731

CHANGE IN UNITS:
Beginning units	7,973	7,065	2,348	3,660	22,934	10,282	653	876
Units purchased	9,886	5,981	132	847	547	30,625	2,134	-
Units redeemed	(6,322)	(5,073)	(777)	(2,159)	(15,100)	(17,973)	(218)	(223)

Ending units	11,537	7,973	1,703	2,348	8,381	22,934	2,569	653

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ABEAA2		ACEAA2		AGEAA2		AUGEA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$19,051	11,376	5,398	952	15,893	5,050	3,416	2,783
Realized gain (loss) on investments	(1,799)	(2,148)	(4,213)	(1,600)	25	26	(180)	(67)
Change in unrealized gain (loss) on investments	57,298	(135,208)	8,653	(4,294)	61,974	(64,335)	11,290	(31,846)
Reinvested capital gains	22,175	30,977	2,724	2,206	20,575	12,684	1,589	6,982

Net increase (decrease) in contract owners’ equity resulting from operations	96,725	(95,003)	12,562	(2,736)	98,467	(46,575)	16,115	(22,148)

Equity transactions:
Purchase payments received from contract owners (note 4)	283,787	-	200,000	-	478,923	-	-	-
Transfers between funds	(1,474)	7,330	(34,805)	35,536	52,868	-	-	-
Redemptions (notes 2, 3, and 4)	(12,133)	(13,534)	(350)	(1,257)	(5,304)	(985)	(1,829)	(1,840)
Adjustments to maintain reserves	-	1	-	(1)	(1)	(1)	(1)	1

Net equity transactions	270,180	(6,203)	164,845	34,278	526,486	(986)	(1,830)	(1,839)

Net change in contract owners’ equity	366,905	(101,206)	177,407	31,542	624,953	(47,561)	14,285	(23,987)
Contract owners’ equity at beginning of period	637,062	738,268	62,176	30,634	304,111	351,672	153,154	177,141

Contract owners’ equity at end of period	$1,003,967	637,062	239,583	62,176	929,064	304,111	167,439	153,154

CHANGE IN UNITS:
Beginning units	34,954	35,288	4,486	1,949	15,189	15,237	9,589	9,700
Units purchased	14,577	413	14,070	3,267	25,406	-	-	-
Units redeemed	(705)	(747)	(2,528)	(730)	(338)	(48)	(110)	(111)

Ending units	48,826	34,954	16,028	4,486	40,257	15,189	9,479	9,589

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVB		ACVI		ACVIG		ACVIP2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$18,281	11,881	6,981	6,949	7,197	9,585	18,432	31,516
Realized gain (loss) on investments	(4,056)	23	(2,969)	2,735	(59,548)	(64,746)	(14,048)	(12,513)
Change in unrealized gain (loss) on investments	127,018	(340,767)	53,967	(235,240)	92,385	(186,819)	14,427	(107,924)
Reinvested capital gains	-	142,964	-	73,142	-	158,656	-	3,247

Net increase (decrease) in contract owners’ equity resulting from operations	141,243	(185,899)	57,979	(152,414)	40,034	(83,324)	18,811	(85,674)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	58,256	-	-	1,110	1,770	2,342	152,902
Transfers between funds	(72,634)	9,237	2,404	(18,842)	(608)	(111,000)	1,390	(109,162)
Redemptions (notes 2, 3, and 4)	(60,690)	(4,003)	(623)	(535)	(161,502)	(3,207)	(68,032)	(26,360)
Adjustments to maintain reserves	2	1	-	-	(1)	-	-	-

Net equity transactions	(133,322)	63,491	1,781	(19,377)	(161,001)	(112,437)	(64,300)	17,380

Net change in contract owners’ equity	7,921	(122,408)	59,760	(171,791)	(120,967)	(195,761)	(45,489)	(68,294)
Contract owners’ equity at beginning of period	941,731	1,064,139	460,065	631,856	461,468	657,229	558,520	626,814

Contract owners’ equity at end of period	$949,652	941,731	519,825	460,065	340,501	461,468	513,031	558,520

CHANGE IN UNITS:
Beginning units	33,391	31,216	18,514	19,133	12,776	15,878	34,085	33,251
Units purchased	-	2,310	670	-	36	1,880	349	28,798
Units redeemed	(4,465)	(135)	(601)	(619)	(4,136)	(4,982)	(4,154)	(27,964)

Ending units	28,926	33,391	18,583	18,514	8,676	12,776	30,280	34,085

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVLVI		ACVU1		ACVV		AMVAA4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,110	741	-	-	276	939	27,675	23,556
Realized gain (loss) on investments	(3)	(114)	(90)	(64,935)	(18)	(17,680)	(3,307)	6,350
Change in unrealized gain (loss) on investments	(2,105)	2,332	79,258	(63,798)	(113)	(830)	105,731	(377,578)
Reinvested capital gains	1,686	383	16,898	9,987	889	12,195	53,154	143,977

Net increase (decrease) in contract owners’ equity resulting from operations	688	3,342	96,066	(118,746)	1,034	(5,376)	183,253	(203,695)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(1)	9,760	-	-	18,025	96,483
Transfers between funds	(46,295)	68,235	59,213	79,507	116	5,608	(50,037)	(25,653)
Redemptions (notes 2, 3, and 4)	(3,313)	(294)	(2,817)	(2,110)	(141)	(312)	(39,858)	(15,754)
Adjustments to maintain reserves	-	(1)	2	-	-	-	-	-

Net equity transactions	(49,608)	67,940	56,397	87,157	(25)	5,296	(71,870)	55,076

Net change in contract owners’ equity	(48,920)	71,282	152,463	(31,589)	1,009	(80)	111,383	(148,619)
Contract owners’ equity at beginning of period	78,740	7,458	199,897	231,486	11,342	11,422	1,352,652	1,501,271

Contract owners’ equity at end of period	$29,820	78,740	352,360	199,897	12,351	11,342	1,464,035	1,352,652

CHANGE IN UNITS:
Beginning units	3,179	300	4,360	3,415	296	300	76,717	73,513
Units purchased	28	2,935	1,049	11,897	6	3,811	3,595	5,808
Units redeemed	(2,048)	(56)	(53)	(10,952)	(6)	(3,815)	(7,490)	(2,604)

Ending units	1,159	3,179	5,356	4,360	296	296	72,822	76,717

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVBC4		AMVBD4		AMVCB4		AMVGB4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$10,409	7,928	43,391	17,997	18,161	8,618	-	574
Realized gain (loss) on investments	1,331	(102,198)	(57,442)	(36,184)	544	434	(6,047)	(4,594)
Change in unrealized gain (loss) on investments	75,472	(29,249)	74,846	(90,081)	46,854	(28,500)	22,516	(56,265)
Reinvested capital gains	4,628	89,600	-	7,884	-	-	-	4,512

Net increase (decrease) in contract owners’ equity resulting from operations	91,840	(33,919)	60,795	(100,384)	65,559	(19,448)	16,469	(55,773)

Equity transactions:
Purchase payments received from contract owners (note 4)	42,316	45,771	92,024	63,244	322,447	82,271	22,849	6,056
Transfers between funds	108,891	204,544	(14,023)	603,749	133,040	-	245	12,782
Redemptions (notes 2, 3, and 4)	(7,801)	(2,962)	(43,404)	(12,914)	(6,488)	(4,040)	(38,849)	(5,446)
Adjustments to maintain reserves	2	(3)	(1)	1	1	-	2	(2)

Net equity transactions	143,408	247,350	34,596	654,080	449,000	78,231	(15,753)	13,390

Net change in contract owners’ equity	235,248	213,431	95,391	553,696	514,559	58,783	716	(42,383)
Contract owners’ equity at beginning of period	466,300	252,869	1,296,952	743,256	376,378	317,595	250,695	293,078

Contract owners’ equity at end of period	$701,548	466,300	1,392,343	1,296,952	890,937	376,378	251,411	250,695

CHANGE IN UNITS:
Beginning units	20,921	10,360	114,206	57,105	30,253	23,646	26,257	25,219
Units purchased	6,765	28,520	27,339	86,472	36,554	6,929	2,493	3,325
Units redeemed	(777)	(17,959)	(24,469)	(29,371)	(959)	(322)	(3,884)	(2,287)

Ending units	26,909	20,921	117,076	114,206	65,848	30,253	24,866	26,257

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVGG4		AMVGI4		AMVGR4		AMVGS4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,206	1,102	15,940	17,191	2,489	1,462	52	-
Realized gain (loss) on investments	(22,304)	(42,572)	(388)	19,515	37,584	11,017	(10,596)	(403)
Change in unrealized gain (loss) on investments	39,983	(50,707)	233,679	(410,508)	341,438	(719,665)	37,285	(99,295)
Reinvested capital gains	12,653	28,265	80,031	139,914	79,664	201,001	2,412	53,210

Net increase (decrease) in contract owners’ equity resulting from operations	31,538	(63,912)	329,262	(233,888)	461,175	(506,185)	29,153	(46,488)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(155)	44,671	203,248	129,929	58,587	8,140	-
Transfers between funds	133	26,786	(277,913)	194,217	42,005	70,069	38,714	110,872
Redemptions (notes 2, 3, and 4)	(8,820)	(10,388)	(18,875)	(18,403)	(216,626)	(41,366)	(19,979)	(994)
Adjustments to maintain reserves	-	(2)	(1)	-	(1)	2	-	(1)

Net equity transactions	(8,687)	16,241	(252,118)	379,062	(44,693)	87,292	26,875	109,877

Net change in contract owners’ equity	22,851	(47,671)	77,144	145,174	416,482	(418,893)	56,028	63,389
Contract owners’ equity at beginning of period	140,938	188,609	1,348,086	1,202,912	1,136,612	1,555,505	171,729	108,340

Contract owners’ equity at end of period	$163,789	140,938	1,425,230	1,348,086	1,553,094	1,136,612	227,757	171,729

CHANGE IN UNITS:
Beginning units	10,410	10,459	59,181	43,986	40,455	38,692	15,431	6,845
Units purchased	4,697	8,201	2,955	27,936	7,892	13,697	4,006	8,671
Units redeemed	(5,215)	(8,250)	(12,410)	(12,741)	(8,329)	(11,934)	(1,762)	(85)

Ending units	9,892	10,410	49,726	59,181	40,018	40,455	17,675	15,431

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVGW4		AMVHI4		AMVI4		AMVIG4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,365	1,756	100,226	14,643	6,147	11,874	15,200	15,640
Realized gain (loss) on investments	10,063	(8,219)	(2,140)	47,755	(48,046)	(49,434)	(55,378)	(71,700)
Change in unrealized gain (loss) on investments	20,886	(2,227)	31,818	(7,494)	144,597	(288,076)	130,455	(265,895)
Reinvested capital gains	-	7,540	-	-	-	118,652	-	252,813

Net increase (decrease) in contract owners’ equity resulting from operations	35,314	(1,150)	129,904	54,904	102,698	(206,984)	90,277	(69,142)

Equity transactions:
Purchase payments received from contract owners (note 4)	73,474	76,136	(183)	76,192	(274)	19,362	44,135	161,236
Transfers between funds	23,272	(10,741)	1,666,386	(50,103)	(248,445)	(8,852)	5,851	225,684
Redemptions (notes 2, 3, and 4)	(4,643)	(463)	(23,512)	(9,884)	(20,077)	(53,231)	(43,974)	(2,567)
Adjustments to maintain reserves	-	-	1	-	-	-	(1)	-

Net equity transactions	92,103	64,932	1,642,692	16,205	(268,796)	(42,721)	6,011	384,353

Net change in contract owners’ equity	127,417	63,782	1,772,596	71,109	(166,098)	(249,705)	96,288	315,211
Contract owners’ equity at beginning of period	92,326	28,544	159,522	88,413	707,974	957,679	559,109	243,898

Contract owners’ equity at end of period	$219,743	92,326	1,932,118	159,522	541,876	707,974	655,397	559,109

CHANGE IN UNITS:
Beginning units	7,751	1,975	11,783	5,908	56,955	60,848	55,525	20,462
Units purchased	13,770	7,281	302,904	376,781	1,536	11,043	6,059	40,808
Units redeemed	(6,231)	(1,505)	(187,469)	(370,906)	(20,767)	(14,936)	(5,308)	(5,745)

Ending units	15,290	7,751	127,218	11,783	37,724	56,955	56,276	55,525

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVM4		AMVNW4		AMVUA4		AVPAP2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$13,660	1,191	30,018	24,513	12,830	8,926	5,623	6,967
Realized gain (loss) on investments	(2,448)	(7,074)	(24,811)	(1,150)	(44,942)	(36,980)	(579)	(46)
Change in unrealized gain (loss) on investments	2,641	(4,257)	350,785	(751,448)	41,906	(7,786)	(10,329)	(68,375)
Reinvested capital gains	-	-	-	190,305	-	-	35,854	11,545

Net increase (decrease) in contract owners’ equity resulting from operations	13,853	(10,140)	355,992	(537,780)	9,794	(35,840)	30,569	(49,909)

Equity transactions:
Purchase payments received from contract owners (note 4)	22,210	2,551	128,025	306,112	72,272	(1,127)	-	-
Transfers between funds	9,681	330,864	(87,339)	280,428	158,460	(60,179)	-	-
Redemptions (notes 2, 3, and 4)	(10,920)	(1,413)	(79,749)	(40,459)	(13,694)	(75,373)	(6,501)	(7,318)
Adjustments to maintain reserves	1	2	(3)	1	(1)	-	-	1

Net equity transactions	20,972	332,004	(39,066)	546,082	217,037	(136,679)	(6,501)	(7,317)

Net change in contract owners’ equity	34,825	321,864	316,926	8,302	226,831	(172,519)	24,068	(57,226)
Contract owners’ equity at beginning of period	355,889	34,025	2,197,598	2,189,296	219,440	391,959	300,776	358,002

Contract owners’ equity at end of period	$390,714	355,889	2,514,524	2,197,598	446,271	219,440	324,844	300,776

CHANGE IN UNITS:
Beginning units	32,905	2,826	153,802	119,126	21,062	33,408	20,403	20,892
Units purchased	8,351	47,346	23,054	63,951	36,152	2,963	-	-
Units redeemed	(6,356)	(17,267)	(24,712)	(29,275)	(15,475)	(15,309)	(413)	(489)

Ending units	34,900	32,905	152,144	153,802	41,739	21,062	19,990	20,403

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AVRBP2		PIHYB2		PIVB2		PIVEI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,913	4,857	17,193	17,109	13,427	7,758	1,450	1,239
Realized gain (loss) on investments	(705)	(1,247)	34,400	(2,042)	(365)	(1,049)	(2,601)	(808)
Change in unrealized gain (loss) on investments	(2,480)	(12,783)	(13,497)	13,063	10,783	(71,575)	(2,542)	(4,075)
Reinvested capital gains	12,995	-	-	-	-	7,499	10,544	6,446

Net increase (decrease) in contract owners’ equity resulting from operations	11,723	(9,173)	38,096	28,130	23,845	(57,367)	6,851	2,802

Equity transactions:
Purchase payments received from contract owners (note 4)	37,995	68,244	(200)	(53)	554	3,091	-	1,840
Transfers between funds	-	(20,000)	(1,608,251)	1,452,672	35,519	(4,613)	(86,319)	77,003
Redemptions (notes 2, 3, and 4)	(62)	(17)	(8,584)	(12,444)	(1,585)	(297)	(4,162)	(2,464)
Adjustments to maintain reserves	1	(1)	180	2	16	-	(1)	(1)

Net equity transactions	37,934	48,226	(1,616,855)	1,440,177	34,504	(1,819)	(90,482)	76,378

Net change in contract owners’ equity	49,657	39,053	(1,578,759)	1,468,307	58,349	(59,186)	(83,631)	79,180
Contract owners’ equity at beginning of period	103,816	64,763	1,578,759	110,452	336,807	395,993	139,249	60,069

Contract owners’ equity at end of period	$153,473	103,816	-	1,578,759	395,156	336,807	55,618	139,249

CHANGE IN UNITS:
Beginning units	6,924	3,924	70,177	4,348	19,898	20,012	3,702	1,470
Units purchased	3,228	4,342	313,146	77,697	2,239	178	32	2,299
Units redeemed	(824)	(1,342)	(383,323)	(11,868)	(258)	(292)	(2,354)	(67)

Ending units	9,328	6,924	-	70,177	21,879	19,898	1,380	3,702

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PIVF2		PIVMV2		PIVSI2		BRVED3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,189	647	133	254	19,366	15,752	2,706	1,592
Realized gain (loss) on investments	(11,247)	(11,208)	-	(6,844)	(1,018)	(325)	(2,113)	18,291
Change in unrealized gain (loss) on investments	53,543	(21,926)	333	(1,991)	23,789	(112,714)	8,319	(40,321)
Reinvested capital gains	8,771	15,170	897	7,508	-	20,396	8,163	14,541

Net increase (decrease) in contract owners’ equity resulting from operations	52,256	(17,317)	1,363	(1,073)	42,137	(76,891)	17,075	(5,897)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(1)	-	49	-	23,004	59,318
Transfers between funds	27,003	195,009	27,736	1,713	2,251	(601)	10,451	12,784
Redemptions (notes 2, 3, and 4)	(21,450)	(1,827)	(9)	(1,111)	(2,076)	(1,663)	(2,317)	(159,291)
Adjustments to maintain reserves	1	(1)	1	(3)	1	1	(1)	(1)

Net equity transactions	5,554	193,181	27,727	599	225	(2,263)	31,137	(87,190)

Net change in contract owners’ equity	57,810	175,864	29,090	(474)	42,362	(79,154)	48,212	(93,087)
Contract owners’ equity at beginning of period	175,864	-	7,522	7,996	520,479	599,633	125,118	218,205

Contract owners’ equity at end of period	$233,674	175,864	36,612	7,522	562,841	520,479	173,330	125,118

CHANGE IN UNITS:
Beginning units	4,142	-	237	237	28,493	28,611	4,178	6,988
Units purchased	841	4,664	791	7,376	581	135	1,373	11,977
Units redeemed	(702)	(522)	-	(7,376)	(565)	(253)	(382)	(14,787)

Ending units	4,281	4,142	1,028	237	28,509	28,493	5,169	4,178

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BRVHY3		BRVTR3		BVLCC3		BVLCV3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$43,978	43,633	8,352	5,908	618	252	68	-
Realized gain (loss) on investments	(9,529)	(124,350)	(9,156)	(70,479)	180	(37,312)	-	-
Change in unrealized gain (loss) on investments	51,623	(29,453)	16,831	(8,602)	14,870	16,295	(223)	-
Reinvested capital gains	-	-	-	39	-	515	180	-

Net increase (decrease) in contract owners’ equity resulting from operations	86,072	(110,170)	16,027	(73,134)	15,668	(20,250)	25	-

Equity transactions:
Purchase payments received from contract owners (note 4)	32,546	130,518	159,639	3	35,160	-	5,288	-
Transfers between funds	39,717	(507,059)	76,658	(105,910)	40,440	(13,830)	-	-
Redemptions (notes 2, 3, and 4)	(79,753)	(73,253)	(32,196)	(373,729)	(1,495)	(28,317)	(1)	-
Adjustments to maintain reserves	368	(1,588)	645	(209)	-	2	(1)	-

Net equity transactions	(7,122)	(451,382)	204,746	(479,845)	74,105	(42,145)	5,286	-

Net change in contract owners’ equity	78,950	(561,552)	220,773	(552,979)	89,773	(62,395)	5,311	-
Contract owners’ equity at beginning of period	653,453	1,215,005	172,162	725,141	33,519	95,914	-	-

Contract owners’ equity at end of period	$732,403	653,453	392,935	172,162	123,292	33,519	5,311	-

CHANGE IN UNITS:
Beginning units	40,303	67,028	14,914	53,853	966	2,207	-	-
Units purchased	27,236	148,048	22,133	30,106	1,915	9,054	151	-
Units redeemed	(27,529)	(174,773)	(4,755)	(69,045)	(37)	(10,295)	-	-

Ending units	40,010	40,303	32,292	14,914	2,844	966	151	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BVLFG3		MLVGA3		DSIF		DSRG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	24,938	-	6,115	5,677	1,433	754
Realized gain (loss) on investments	62,732	(72,523)	(8,607)	(5,143)	(28,580)	17,071	(14,470)	9,434
Change in unrealized gain (loss) on investments	131,034	8,634	94,531	(164,036)	99,967	(155,241)	32,802	(44,361)
Reinvested capital gains	12,162	6,218	-	13,397	19,893	36,790	23,007	10,332

Net increase (decrease) in contract owners’ equity resulting from operations	205,928	(57,671)	110,862	(155,782)	97,395	(95,703)	42,772	(23,841)

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	-	47,861	9,760	1,950	101,651	-	-
Transfers between funds	919,880	(8,994)	78,083	26,442	174	82,130	(174)	58,755
Redemptions (notes 2, 3, and 4)	(194,138)	(2,601)	(34,826)	(10,123)	(55,153)	(47,625)	(13,172)	(925)
Adjustments to maintain reserves	1	-	2	1	1	(1)	-	-

Net equity transactions	725,742	(11,595)	91,120	26,080	(53,028)	136,155	(13,346)	57,830

Net change in contract owners’ equity	931,670	(69,266)	201,982	(129,702)	44,367	40,452	29,426	33,989
Contract owners’ equity at beginning of period	78,010	147,276	828,613	958,315	493,957	453,505	106,136	72,147

Contract owners’ equity at end of period	$1,009,680	78,010	1,030,595	828,613	538,324	493,957	135,562	106,136

CHANGE IN UNITS:
Beginning units	2,147	2,502	47,155	45,771	20,910	15,642	2,471	1,295
Units purchased	37,035	1,958	8,402	4,251	18,838	11,091	2,232	1,904
Units redeemed	(20,959)	(2,313)	(3,419)	(2,867)	(21,607)	(5,823)	(2,155)	(728)

Ending units	18,223	2,147	52,138	47,155	18,141	20,910	2,548	2,471

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DVSCS		CVSBF		CLVGT2		CLVLV1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$11,461	10,833	9,441	7,017	-	-	-	-
Realized gain (loss) on investments	(5,276)	25,812	(329)	277	3,360	7,163	636	193
Change in unrealized gain (loss) on investments	111,740	(405,009)	78,213	(161,159)	565,539	(1,218,094)	14,585	6,345
Reinvested capital gains	59,829	145,061	2,262	55,647	99,066	471,474	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	177,754	(223,303)	89,587	(98,218)	667,965	(739,457)	15,221	6,538

Equity transactions:
Purchase payments received from contract owners (note 4)	38,885	20,338	1	-	(9)	17,135	1	14,992
Transfers between funds	105,311	(145,967)	-	30,639	50,070	(123,176)	(3,994)	124,722
Redemptions (notes 2, 3, and 4)	(24,921)	(12,678)	(9,341)	(9,844)	(18,950)	(7,500)	(1,720)	(1,038)
Adjustments to maintain reserves	2	(1)	(1)	-	(3)	-	(1)	(2)

Net equity transactions	119,277	(138,308)	(9,341)	20,795	31,108	(113,541)	(5,714)	138,674

Net change in contract owners’ equity	297,031	(361,611)	80,246	(77,423)	699,073	(852,998)	9,507	145,212
Contract owners’ equity at beginning of period	1,071,720	1,433,331	549,872	627,295	1,488,297	2,341,295	286,406	141,194

Contract owners’ equity at end of period	$1,368,751	1,071,720	630,118	549,872	2,187,370	1,488,297	295,913	286,406

CHANGE IN UNITS:
Beginning units	24,573	27,392	32,668	31,504	15,051	16,134	8,398	4,064
Units purchased	4,403	984	5	1,739	668	202	4	4,455
Units redeemed	(1,778)	(3,803)	(517)	(575)	(450)	(1,285)	(169)	(121)

Ending units	27,198	24,573	32,156	32,668	15,269	15,051	8,233	8,398

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	CLVSI2		CLVSV1		CSCRS		DWVSVS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$26,668	10,688	-	-	11,765	25,217	1,382	1,729
Realized gain (loss) on investments	(22,168)	(7,193)	93,128	694	(25,542)	(14,149)	(2,953)	45,366
Change in unrealized gain (loss) on investments	62,969	(85,381)	(52,347)	(51,642)	8,282	(10,536)	12,056	(110,257)
Reinvested capital gains	-	16,423	-	-	-	-	9,260	23,045

Net increase (decrease) in contract owners’ equity resulting from operations	67,469	(65,463)	40,781	(50,948)	(5,495)	532	19,745	(40,117)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,516	-	44,007	1,000	-	4,337	8,661	79,994
Transfers between funds	198,104	289,833	(110,574)	6,740	4,060	(13,973)	(5,258)	(84,108)
Redemptions (notes 2, 3, and 4)	(26,704)	(206,009)	(1,470)	(1,213)	(4,948)	(1,219)	(6,476)	(15,516)
Adjustments to maintain reserves	(1)	(1)	(1)	-	-	1	(3)	1

Net equity transactions	173,915	83,823	(68,038)	6,527	(888)	(10,854)	(3,076)	(19,629)

Net change in contract owners’ equity	241,384	18,360	(27,257)	(44,421)	(6,383)	(10,322)	16,669	(59,746)
Contract owners’ equity at beginning of period	649,356	630,996	295,798	340,219	61,274	71,596	210,929	270,675

Contract owners’ equity at end of period	$890,740	649,356	268,541	295,798	54,891	61,274	227,598	210,929

CHANGE IN UNITS:
Beginning units	56,106	48,241	11,605	11,385	7,786	10,555	12,594	14,164
Units purchased	25,526	25,932	3,512	411	6,507	21,187	1,108	11,362
Units redeemed	(11,155)	(18,067)	(5,805)	(191)	(6,619)	(23,956)	(1,246)	(12,932)

Ending units	70,477	56,106	9,312	11,605	7,674	7,786	12,456	12,594

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVEA		DFVGB		DFVGMI		DFVIS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$140,648	72,895	91,020	29,806	139,667	56,312	64,718	49,776
Realized gain (loss) on investments	33,244	15,240	(9,914)	(24,805)	136,715	105,019	4,011	(36,639)
Change in unrealized gain (loss) on investments	693,404	(842,257)	24,606	(156,108)	401,142	(574,421)	230,131	(444,084)
Reinvested capital gains	154,788	122,342	-	-	62,403	63,731	-	37,324

Net increase (decrease) in contract owners’ equity resulting from operations	1,022,084	(631,780)	105,712	(151,107)	739,927	(349,359)	298,860	(393,623)

Equity transactions:
Purchase payments received from contract owners (note 4)	291,292	345,923	68,405	123,089	223,932	344,205	148,476	171,509
Transfers between funds	1,916,001	375,343	207,744	(117,228)	833,481	1,813,856	(147,811)	330,616
Redemptions (notes 2, 3, and 4)	(44,138)	(31,274)	(69,089)	(45,775)	(736,165)	(296,984)	(79,462)	(103,993)
Adjustments to maintain reserves	1	(2)	-	2	1	(5)	-	1

Net equity transactions	2,163,156	689,990	207,060	(39,912)	321,249	1,861,072	(78,797)	398,133

Net change in contract owners’ equity	3,185,240	58,210	312,772	(191,019)	1,061,176	1,511,713	220,063	4,510
Contract owners’ equity at beginning of period	4,491,661	4,433,451	2,161,940	2,352,959	4,448,898	2,937,185	2,127,626	2,123,116

Contract owners’ equity at end of period	$7,676,901	4,491,661	2,474,712	2,161,940	5,510,074	4,448,898	2,347,689	2,127,626

CHANGE IN UNITS:
Beginning units	325,617	276,735	204,509	207,961	295,016	172,997	152,942	125,377
Units purchased	147,754	53,186	29,941	27,757	67,887	162,450	28,762	49,370
Units redeemed	(9,002)	(4,304)	(11,058)	(31,209)	(43,619)	(40,431)	(33,443)	(21,805)

Ending units	464,369	325,617	223,392	204,509	319,284	295,016	148,261	152,942

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$162,365	131,235	112,631	41,796	80,661	75,353	60,592	43,615
Realized gain (loss) on investments	340,307	108,641	(18,854)	(34,979)	434,644	222,408	404,554	153,838
Change in unrealized gain (loss) on investments	87,070	(495,606)	58,779	(43,037)	(79,513)	(591,296)	85,672	(690,310)
Reinvested capital gains	34,339	39,254	-	-	55,784	46,056	319,644	313,224

Net increase (decrease) in contract owners’ equity resulting from operations	624,081	(216,476)	152,556	(36,220)	491,576	(247,479)	870,462	(179,633)

Equity transactions:
Purchase payments received from contract owners (note 4)	65,719	214,521	243,499	214,210	67,267	55,139	147,826	349,378
Transfers between funds	(452,313)	42,287	119,388	754,529	(290,067)	587,509	(52,358)	424,526
Redemptions (notes 2, 3, and 4)	(134,518)	(978,217)	(619,600)	(118,667)	(47,725)	(699,699)	(126,095)	(84,652)
Adjustments to maintain reserves	1	-	(1)	1	-	1	-	(3)

Net equity transactions	(521,111)	(721,409)	(256,714)	850,073	(270,525)	(57,050)	(30,627)	689,249

Net change in contract owners’ equity	102,970	(937,885)	(104,158)	813,853	221,051	(304,529)	839,835	509,616
Contract owners’ equity at beginning of period	3,648,044	4,585,929	3,542,854	2,729,001	4,059,325	4,363,854	4,170,257	3,660,641

Contract owners’ equity at end of period	$3,751,014	3,648,044	3,438,696	3,542,854	4,280,376	4,059,325	5,010,092	4,170,257

CHANGE IN UNITS:
Beginning units	291,117	352,429	343,327	260,749	210,944	215,169	215,946	181,117
Units purchased	51,846	142,726	124,535	216,919	59,664	86,751	44,523	66,495
Units redeemed	(88,353)	(204,038)	(149,649)	(134,341)	(69,578)	(90,976)	(43,794)	(31,666)

Ending units	254,610	291,117	318,213	343,327	201,030	210,944	216,675	215,946

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ETVFR		FHIB		FVK2S		FVU2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$195,952	112,801	17,042	20,486	-	-	7,743	8,221
Realized gain (loss) on investments	(72,321)	(116,050)	(479)	(55,315)	(37)	(43,886)	(6)	(1,250)
Change in unrealized gain (loss) on investments	122,775	(85,292)	35,943	(15,362)	79,656	(308,067)	32,011	(178,629)
Reinvested capital gains	-	-	-	-	-	90,983	-	103,069

Net increase (decrease) in contract owners’ equity resulting from operations	246,406	(88,541)	52,506	(50,191)	79,619	(260,970)	39,748	(68,589)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,443	209,689	-	-	6,149	48,186	-	-
Transfers between funds	(1,355,340)	1,384,176	276,884	(66,547)	-	(139,343)	40,189	(17,769)
Redemptions (notes 2, 3, and 4)	(62,007)	(93,089)	(9,208)	(15,319)	(90)	(1,415)	(106)	(108)
Adjustments to maintain reserves	5	1	-	-	3	(2)	1	-

Net equity transactions	(1,406,899)	1,500,777	267,676	(81,866)	6,062	(92,574)	40,084	(17,877)

Net change in contract owners’ equity	(1,160,493)	1,412,236	320,182	(132,057)	85,681	(353,544)	79,832	(86,466)
Contract owners’ equity at beginning of period	3,398,906	1,986,670	275,558	407,615	530,426	883,970	410,973	497,439

Contract owners’ equity at end of period	$2,238,413	3,398,906	595,740	275,558	616,107	530,426	490,805	410,973

CHANGE IN UNITS:
Beginning units	231,617	131,675	10,215	13,330	17,146	19,929	13,810	14,417
Units purchased	183,943	228,817	11,182	66,105	196	1,366	1,371	2
Units redeemed	(278,402)	(128,875)	(1,804)	(69,220)	(2)	(4,149)	(5)	(609)

Ending units	137,158	231,617	19,593	10,215	17,340	17,146	15,176	13,810

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FB2		FC2		FDSCS2		FEI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$14,843	13,367	5,684	6,416	1,812	1,051	22,229	18,206
Realized gain (loss) on investments	(28,393)	(291,006)	(169,889)	(22,746)	346	(1,367)	(4,128)	(7,034)
Change in unrealized gain (loss) on investments	168,616	(125,946)	656,705	(864,599)	39,041	(70,339)	67,799	(73,994)
Reinvested capital gains	40,978	108,415	82,200	117,338	-	31,785	38,144	35,847

Net increase (decrease) in contract owners’ equity resulting from operations	196,044	(295,170)	574,700	(763,591)	41,199	(38,870)	124,044	(26,975)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	174,122	95,608	188,489	18,953	29,886	99,545	559,789
Transfers between funds	(237,096)	(426,407)	(443,253)	5,716	51,225	(3,228)	87,823	49,053
Redemptions (notes 2, 3, and 4)	(14,801)	(509,118)	(10,586)	(9,339)	(7,023)	(6,425)	(17,773)	(90,658)
Adjustments to maintain reserves	-	1	-	-	2	(1)	1	1

Net equity transactions	(251,897)	(761,402)	(358,231)	184,866	63,157	20,232	169,596	518,185

Net change in contract owners’ equity	(55,853)	(1,056,572)	216,469	(578,725)	104,356	(18,638)	293,640	491,210
Contract owners’ equity at beginning of period	1,027,184	2,083,756	2,188,942	2,767,667	166,489	185,127	1,041,349	550,139

Contract owners’ equity at end of period	$971,331	1,027,184	2,405,411	2,188,942	270,845	166,489	1,334,989	1,041,349

CHANGE IN UNITS:
Beginning units	38,620	64,096	63,311	58,846	5,725	5,191	32,245	16,141
Units purchased	1,048	49,504	12,651	9,469	2,665	1,500	6,308	21,436
Units redeemed	(9,545)	(74,980)	(23,698)	(5,004)	(672)	(966)	(1,102)	(5,332)

Ending units	30,123	38,620	52,264	63,311	7,718	5,725	37,451	32,245

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FG2		FGI2		FGO2		FHI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$19	1,308	1,814	1,757	-	-	3,657	3,218
Realized gain (loss) on investments	(16,135)	(294,261)	733	(10,268)	(190,277)	(426,915)	538	(8,553)
Change in unrealized gain (loss) on investments	241,937	(21,910)	13,149	(10,468)	789,976	(340,309)	1,825	(1,244)
Reinvested capital gains	59,859	31,690	4,462	2,397	-	189,249	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	285,680	(283,173)	20,158	(16,582)	599,699	(577,975)	6,020	(6,579)

Equity transactions:
Purchase payments received from contract owners (note 4)	216,884	17,232	(9,858)	22,417	97,455	527,792	(136)	14,640
Transfers between funds	601,491	(2,209,163)	10,357	40,045	667,778	(995,980)	9,495	10,536
Redemptions (notes 2, 3, and 4)	(29,306)	(2,890)	(6,561)	(18,966)	(117,972)	(54,666)	(8,832)	(247)
Adjustments to maintain reserves	1	(1)	(1)	1	-	(4)	(1)	-

Net equity transactions	789,070	(2,194,822)	(6,063)	43,497	647,261	(522,858)	526	24,929

Net change in contract owners’ equity	1,074,750	(2,477,995)	14,095	26,915	1,246,960	(1,100,833)	6,546	18,350
Contract owners’ equity at beginning of period	440,316	2,918,311	116,788	89,873	957,032	2,057,865	59,982	41,632

Contract owners’ equity at end of period	$1,515,066	440,316	130,883	116,788	2,203,992	957,032	66,528	59,982

CHANGE IN UNITS:
Beginning units	9,317	46,534	3,152	2,300	18,482	24,514	3,860	2,367
Units purchased	16,058	5,741	2,431	5,974	17,477	14,334	3,730	162,111
Units redeemed	(1,783)	(42,958)	(2,599)	(5,122)	(6,666)	(20,366)	(3,706)	(160,618)

Ending units	23,592	9,317	2,984	3,152	29,293	18,482	3,884	3,860

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FIGBP2		FMC2		FNRS2		FO2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$85,949	77,324	1,080	526	6,227	7,571	1,138	1,142
Realized gain (loss) on investments	(313,229)	(43,222)	(4,666)	(92)	(32,938)	92,808	830	(2,150)
Change in unrealized gain (loss) on investments	417,525	(432,792)	33,822	(45,392)	14,964	(14,566)	23,358	(61,467)
Reinvested capital gains	-	96,415	7,920	13,021	-	-	381	1,762

Net increase (decrease) in contract owners’ equity resulting from operations	190,245	(302,275)	38,156	(31,937)	(11,747)	85,813	25,707	(60,713)

Equity transactions:
Purchase payments received from contract owners (note 4)	161,606	476,734	2,290	29,645	17,534	120	(1)	60,000
Transfers between funds	491,421	1,476,007	88,215	1,275	1,030	159,420	(421)	(108,611)
Redemptions (notes 2, 3, and 4)	(806,715)	(143,133)	(3,371)	(3,386)	(12,819)	(7,244)	(2,728)	(3,557)
Adjustments to maintain reserves	(1)	1	(2)	-	(1)	1	1	(1)

Net equity transactions	(153,689)	1,809,609	87,132	27,534	5,744	152,297	(3,149)	(52,169)

Net change in contract owners’ equity	36,556	1,507,334	125,288	(4,403)	(6,003)	238,110	22,558	(112,882)
Contract owners’ equity at beginning of period	3,401,082	1,893,748	187,528	191,931	329,314	91,204	128,605	241,487

Contract owners’ equity at end of period	$3,437,638	3,401,082	312,816	187,528	323,311	329,314	151,163	128,605

CHANGE IN UNITS:
Beginning units	266,287	128,681	7,047	6,133	11,182	5,044	7,419	10,493
Units purchased	133,376	161,706	4,796	1,038	24,884	56,050	73	4,008
Units redeemed	(145,750)	(24,100)	(1,604)	(124)	(25,164)	(49,912)	(238)	(7,082)

Ending units	253,913	266,287	10,239	7,047	10,902	11,182	7,254	7,419

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FRESS2		FV2		FVFI2		FVFRHI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,455	3,577	8,452	7,502	7,787	4,182	25,070	-
Realized gain (loss) on investments	(69,659)	156	4,341	33,895	(11,309)	(1,800)	(4,332)	-
Change in unrealized gain (loss) on investments	67,612	(97,590)	91,658	(95,854)	17,816	(36,014)	(7,834)	-
Reinvested capital gains	15,930	6,706	28,617	21,178	-	6,362	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,338	(87,151)	133,068	(33,279)	14,294	(27,270)	12,904	-

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	12,100	-	87,790	-	-	6,849	-
Transfers between funds	(79,009)	145,797	86,203	(61,517)	(69,064)	62,226	263,592	-
Redemptions (notes 2, 3, and 4)	(1,234)	(4,678)	(5,219)	(1,722)	(4,313)	(4,838)	(2,873)	-
Adjustments to maintain reserves	1	(1)	(1)	2	1	-	-	-

Net equity transactions	(80,243)	153,218	80,983	24,553	(73,376)	57,388	267,568	-

Net change in contract owners’ equity	(60,905)	66,067	214,051	(8,726)	(59,082)	30,118	280,472	-
Contract owners’ equity at beginning of period	276,007	209,940	625,786	634,512	232,240	202,122	-	-

Contract owners’ equity at end of period	$215,102	276,007	839,837	625,786	173,158	232,240	280,472	-

CHANGE IN UNITS:
Beginning units	12,691	6,980	17,918	17,388	19,345	14,772	-	-
Units purchased	7,063	5,920	2,777	3,626	19	5,650	49,014	-
Units redeemed	(10,835)	(209)	(567)	(3,096)	(5,965)	(1,077)	(23,000)	-

Ending units	8,919	12,691	20,128	17,918	13,399	19,345	26,014	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVICA2		FVSIS2		FVSS2		FEOVF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,502	664	40,011	31,062	849	721	-	8,859
Realized gain (loss) on investments	(31,079)	(39,902)	(21,976)	(12,359)	(6,828)	(899)	(5,973)	(22,322)
Change in unrealized gain (loss) on investments	226,498	(213,959)	62,324	(143,364)	14,342	(8,562)	11,501	(18,222)
Reinvested capital gains	-	43,579	-	1,010	3,579	3,063	26,467	25,680

Net increase (decrease) in contract owners’ equity resulting from operations	196,921	(209,618)	80,359	(123,651)	11,942	(5,677)	31,995	(6,005)

Equity transactions:
Purchase payments received from contract owners (note 4)	40,732	211,166	13,684	26,851	-	-	81,417	69,741
Transfers between funds	232,397	3,393	51,038	(117,251)	8,773	86,331	3,151	(4,073)
Redemptions (notes 2, 3, and 4)	(21,044)	(39,769)	(47,745)	(14,839)	(797)	(448)	(62,934)	(6,165)
Adjustments to maintain reserves	1	1	-	(1)	1	-	(2)	(1)

Net equity transactions	252,086	174,791	16,977	(105,240)	7,977	85,883	21,632	59,502

Net change in contract owners’ equity	449,007	(34,827)	97,336	(228,891)	19,919	80,206	53,627	53,497
Contract owners’ equity at beginning of period	631,970	666,797	861,412	1,090,303	80,206	-	256,974	203,477

Contract owners’ equity at end of period	$1,080,977	631,970	958,748	861,412	100,125	80,206	310,601	256,974

CHANGE IN UNITS:
Beginning units	28,561	22,127	60,271	67,499	8,273	-	10,781	7,840
Units purchased	14,881	20,202	11,765	8,967	6,298	11,045	3,949	9,805
Units redeemed	(5,029)	(13,768)	(10,593)	(16,195)	(6,008)	(2,772)	(2,892)	(6,864)

Ending units	38,413	28,561	61,443	60,271	8,563	8,273	11,838	10,781

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVGI2		FTVGR2		FTVIS2		FTVMS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	7,103	5,127	17,288	13,646	236	238
Realized gain (loss) on investments	(5,737)	(97,698)	(2,455)	(8,681)	(3,036)	(27,223)	(2,061)	(230)
Change in unrealized gain (loss) on investments	9,768	74,213	22,020	(76,520)	(12,232)	(31,388)	1,936	(2,477)
Reinvested capital gains	-	-	-	15,327	20,958	5,539	1,088	1,440

Net increase (decrease) in contract owners’ equity resulting from operations	4,031	(23,485)	26,668	(64,747)	22,978	(39,426)	1,199	(1,029)

Equity transactions:
Purchase payments received from contract owners (note 4)	65	-	28,586	133,676	1,200	1,200	(1)	-
Transfers between funds	77,594	(77,266)	(968)	(98,406)	138,094	(59,248)	403	(692)
Redemptions (notes 2, 3, and 4)	(22,214)	(201,232)	(2,945)	(19,150)	(2,840)	(4,553)	(158)	(128)
Adjustments to maintain reserves	(1)	-	(1)	-	1	-	1	(1)

Net equity transactions	55,444	(278,498)	24,672	16,120	136,455	(62,601)	245	(821)

Net change in contract owners’ equity	59,475	(301,983)	51,340	(48,627)	159,433	(102,027)	1,444	(1,850)
Contract owners’ equity at beginning of period	198,751	500,734	215,530	264,157	194,768	296,795	11,943	13,793

Contract owners’ equity at end of period	$258,226	198,751	266,870	215,530	354,201	194,768	13,387	11,943

CHANGE IN UNITS:
Beginning units	12,922	30,943	9,383	8,503	6,418	9,245	398	425
Units purchased	6,728	14,089	1,292	7,560	4,949	15,086	320	-
Units redeemed	(3,332)	(32,110)	(248)	(6,680)	(622)	(17,913)	(325)	(27)

Ending units	16,318	12,922	10,427	9,383	10,745	6,418	393	398

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVRD2		FTVSI2		FTVUG2		GVMSA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$8,487	4,376	15,087	19,291	151	960	15,260	4,113
Realized gain (loss) on investments	(69,293)	9,299	(23,015)	(24,409)	(9)	(6,828)	(156)	(263)
Change in unrealized gain (loss) on investments	55,823	(157,021)	30,612	(51,157)	764	2,321	(2,730)	(6,278)
Reinvested capital gains	97,403	69,822	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	92,420	(73,524)	22,684	(56,275)	906	(3,547)	12,374	(2,428)

Equity transactions:
Purchase payments received from contract owners (note 4)	232	48,741	50,149	2,551	-	-	46,001	-
Transfers between funds	(371,121)	336,330	(107,964)	(140,604)	24,805	(34,247)	70,770	80,162
Redemptions (notes 2, 3, and 4)	(18,262)	(30,820)	(7,052)	(5,358)	(147)	(276)	(3,110)	(148)
Adjustments to maintain reserves	-	-	(1)	-	-	-	-	(1)

Net equity transactions	(389,151)	354,251	(64,868)	(143,411)	24,658	(34,523)	113,661	80,013

Net change in contract owners’ equity	(296,731)	280,727	(42,184)	(199,686)	25,564	(38,070)	126,035	77,585
Contract owners’ equity at beginning of period	858,756	578,029	353,103	552,789	5,559	43,629	117,674	40,089

Contract owners’ equity at end of period	$562,025	858,756	310,919	353,103	31,123	5,559	243,709	117,674

CHANGE IN UNITS:
Beginning units	39,454	23,750	18,681	26,101	455	3,219	11,319	3,601
Units purchased	7,152	24,574	2,814	3,194	1,993	711	10,771	8,216
Units redeemed	(23,567)	(8,870)	(6,290)	(10,614)	(12)	(3,475)	(289)	(498)

Ending units	23,039	39,454	15,205	18,681	2,436	455	21,801	11,319

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVFRB		GVR2XS		GVTRBE		RAF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$86,382	12,360	40	-	81,411	59,492	-	-
Realized gain (loss) on investments	15,388	(42,519)	(7,652)	(2,875)	(27,367)	(18,821)	(6,195)	15,112
Change in unrealized gain (loss) on investments	106,888	(46)	14,584	-	94,326	(417,892)	(1,148)	1,148
Reinvested capital gains	-	-	-	-	-	4,696	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	208,658	(30,205)	6,972	(2,875)	148,370	(372,525)	(7,343)	16,260

Equity transactions:
Purchase payments received from contract owners (note 4)	3,689	-	-	-	177,934	76,344	-	-
Transfers between funds	1,426,842	(991,029)	40,630	3,088	(32,002)	225,981	(27,450)	18,877
Redemptions (notes 2, 3, and 4)	(94,622)	(29,988)	(416)	(213)	(97,903)	(131,101)	-	(345)
Adjustments to maintain reserves	(2)	1	1	-	(3)	1	-	1

Net equity transactions	1,335,907	(1,021,016)	40,215	2,875	48,026	171,225	(27,450)	18,533

Net change in contract owners’ equity	1,544,565	(1,051,221)	47,187	-	196,396	(201,300)	(34,793)	34,793
Contract owners’ equity at beginning of period	892,815	1,944,036	-	-	2,108,451	2,309,751	34,793	-

Contract owners’ equity at end of period	$2,437,380	892,815	47,187	-	2,304,847	2,108,451	-	34,793

CHANGE IN UNITS:
Beginning units	69,331	149,677	-	-	149,589	137,412	58,480	-
Units purchased	124,021	250,070	11,815	22,717	19,891	36,561	192,984	1,320,373
Units redeemed	(23,024)	(330,416)	(9,592)	(22,717)	(16,590)	(24,384)	(251,464)	(1,261,893)

Ending units	170,328	69,331	2,223	-	152,890	149,589	-	58,480

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RBF		RBMF		RELF		RENF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(7,737)	(19,439)	(2,305)	(3,405)	(10,404)	12,831	(3,639)	28,010
Change in unrealized gain (loss) on investments	7,951	2,861	-	(415)	97,616	(146,050)	(583)	583
Reinvested capital gains	235	1,718	-	-	5,588	8,794	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	449	(14,860)	(2,305)	(3,820)	92,800	(124,425)	(4,222)	28,593

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	1	(1)
Transfers between funds	999	(86,035)	2,325	(124,505)	15,717	(275,397)	(17,389)	4,520
Redemptions (notes 2, 3, and 4)	(359)	(393)	(20)	(432)	(14,562)	(2,319)	(10,017)	(1,471)
Adjustments to maintain reserves	(1)	(1)	-	-	1	(1)	(1)	1

Net equity transactions	639	(86,429)	2,305	(124,937)	1,156	(277,717)	(27,406)	3,049

Net change in contract owners’ equity	1,088	(101,289)	-	(128,757)	93,956	(402,142)	(31,628)	31,642
Contract owners’ equity at beginning of period	22,875	124,164	-	128,757	171,002	573,144	31,642	-

Contract owners’ equity at end of period	$23,963	22,875	-	-	264,958	171,002	14	31,642

CHANGE IN UNITS:
Beginning units	383	1,802	-	3,658	3,159	7,126	1,913	-
Units purchased	430	-	2,607	2,838	609	1,165	4,736	70,372
Units redeemed	(433)	(1,419)	(2,607)	(6,496)	(605)	(5,132)	(6,648)	(68,459)

Ending units	380	383	-	-	3,163	3,159	1	1,913

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RESF		RFSF		RHCF		RHYS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	335	-	-	-	-
Realized gain (loss) on investments	(5,573)	1,853	(115)	(97,944)	619	(7,318)	-	161
Change in unrealized gain (loss) on investments	1,127	-	719	-	(279)	232	-	-
Reinvested capital gains	-	-	-	4,552	1,118	1,659	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,446)	1,853	604	(93,057)	1,458	(5,427)	-	161

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	(56)	-	-
Transfers between funds	19,705	(1,853)	38,339	94,407	(30,123)	26,678	-	(161)
Redemptions (notes 2, 3, and 4)	(11)	-	-	(1,349)	(1,900)	(2,759)	-	-
Adjustments to maintain reserves	-	-	-	(1)	2	(1)	-	-

Net equity transactions	19,694	(1,853)	38,339	93,057	(32,021)	23,862	-	(161)

Net change in contract owners’ equity	15,248	-	38,943	-	(30,563)	18,435	-	-
Contract owners’ equity at beginning of period	-	-	-	-	56,198	37,763	-	-

Contract owners’ equity at end of period	$15,248	-	38,943	-	25,635	56,198	-	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	1,193	706	-	-
Units purchased	29,009	7,364	2,092	36,324	2,405	2,079	-	2,858
Units redeemed	(26,513)	(7,364)	(210)	(36,324)	(3,080)	(1,592)	-	(2,858)

Ending units	2,496	-	1,882	-	518	1,193	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RINF		RJNF		RLCE		RLF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	160	-	-	-
Realized gain (loss) on investments	(4,172)	-	(3,457)	68,205	938	-	5,066	(21,944)
Change in unrealized gain (loss) on investments	1,004	-	(650)	298	5,996	-	7,346	2,392
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,168)	-	(4,107)	68,503	7,094	-	12,412	(19,552)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	32,779	-	3,797	(61,298)	45,462	-	50,611	(53,752)
Redemptions (notes 2, 3, and 4)	(1)	-	(31)	(1,711)	(1,442)	-	(20,387)	(3,801)
Adjustments to maintain reserves	(1)	-	-	1	-	-	-	-

Net equity transactions	32,777	-	3,766	(63,008)	44,020	-	30,224	(57,553)

Net change in contract owners’ equity	29,609	-	(341)	5,495	51,114	-	42,636	(77,105)
Contract owners’ equity at beginning of period	-	-	12,472	6,977	-	-	19,073	96,178

Contract owners’ equity at end of period	$29,609	-	12,131	12,472	51,114	-	61,709	19,073

CHANGE IN UNITS:
Beginning units	-	-	3,209	2,624	-	-	691	2,523
Units purchased	2,549	-	27,769	189,888	4,166	-	14,545	1,467
Units redeemed	(2,053)	-	(27,984)	(189,303)	(595)	-	(13,412)	(3,299)

Ending units	496	-	2,994	3,209	3,571	-	1,824	691

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RMED		RNF		ROF		RPMF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	1,460	1,308
Realized gain (loss) on investments	(1,308)	(6,738)	(646)	31,150	164,199	(830,884)	(3,522)	(23,163)
Change in unrealized gain (loss) on investments	22,728	(34,278)	1	(70,828)	187,791	(193,936)	(3,021)	(3,880)
Reinvested capital gains	-	7,694	-	-	-	1,506	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,420	(33,322)	(645)	(39,678)	351,990	(1,023,314)	(5,083)	(25,735)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	2	-	-	-
Transfers between funds	9,431	(9,788)	862	(236,257)	720,300	(2,065,511)	109,883	441,388
Redemptions (notes 2, 3, and 4)	(2,510)	(3,011)	(199)	(930)	(230,319)	(15,465)	(132,415)	(214,087)
Adjustments to maintain reserves	(1)	1	(1)	-	(4)	-	1	-

Net equity transactions	6,920	(12,798)	662	(237,187)	489,979	(2,080,976)	(22,531)	227,301

Net change in contract owners’ equity	28,340	(46,120)	17	(276,865)	841,969	(3,104,290)	(27,614)	201,566
Contract owners’ equity at beginning of period	105,792	151,912	-	276,865	304,514	3,408,804	412,247	210,681

Contract owners’ equity at end of period	$134,132	105,792	17	-	1,146,483	304,514	384,633	412,247

CHANGE IN UNITS:
Beginning units	2,178	2,402	-	3,886	4,447	32,788	28,009	12,728
Units purchased	216	136	1,530	6,251	21,587	55,002	30,935	42,440
Units redeemed	(70)	(360)	(1,530)	(10,137)	(15,106)	(83,343)	(33,774)	(27,159)

Ending units	2,324	2,178	-	-	10,928	4,447	25,170	28,009

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RREF		RRF		RSRF		RTEC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$553	477	-	-	-	-	-	-
Realized gain (loss) on investments	(43)	(36,303)	(24,779)	(367)	59	-	5,630	(42,533)
Change in unrealized gain (loss) on investments	2,080	(29,381)	34,709	(27,411)	13,230	-	9,404	(7,413)
Reinvested capital gains	1,665	2,596	-	1,840	-	-	916	1,904

Net increase (decrease) in contract owners’ equity resulting from operations	4,255	(62,611)	9,930	(25,938)	13,289	-	15,950	(48,042)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	(2)	4,428
Transfers between funds	-	(909,306)	(69,987)	-	291,433	-	2,932	(144,488)
Redemptions (notes 2, 3, and 4)	(87)	(1,448)	(11,131)	(1,127)	(3,644)	-	(602)	(134)
Adjustments to maintain reserves	-	1	-	(1)	-	-	3	2

Net equity transactions	(87)	(910,753)	(81,118)	(1,128)	287,789	-	2,331	(140,192)

Net change in contract owners’ equity	4,168	(973,364)	(71,188)	(27,066)	301,078	-	18,281	(188,234)
Contract owners’ equity at beginning of period	41,302	1,014,666	71,188	98,254	-	-	22,248	210,482

Contract owners’ equity at end of period	$45,470	41,302	-	71,188	301,078	-	40,529	22,248

CHANGE IN UNITS:
Beginning units	2,077	37,039	1,925	1,953	-	-	482	2,909
Units purchased	-	1,009	586	-	14,022	-	1,961	1,151
Units redeemed	(5)	(35,971)	(2,511)	(28)	(172)	-	(1,853)	(3,578)

Ending units	2,072	2,077	-	1,925	13,850	-	590	482

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RTF		RTRF		RUF		RUGB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	891	188
Realized gain (loss) on investments	102	1,376	(6,386)	262	(641)	-	(14,002)	(1,833)
Change in unrealized gain (loss) on investments	88	(1,590)	733	(498)	(511)	511	-	-
Reinvested capital gains	-	142	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	190	(72)	(5,653)	(236)	(1,152)	511	(13,111)	(1,645)

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	-	-	-	-	-	-	-
Transfers between funds	(1,703)	(12,736)	11,994	(80,499)	(11,900)	12,540	13,290	1,875
Redemptions (notes 2, 3, and 4)	-	(63)	(731)	-	-	-	(179)	(230)
Adjustments to maintain reserves	-	-	1	-	-	1	-	-

Net equity transactions	(1,704)	(12,799)	11,264	(80,499)	(11,900)	12,541	13,111	1,645

Net change in contract owners’ equity	(1,514)	(12,871)	5,611	(80,735)	(13,052)	13,052	-	-
Contract owners’ equity at beginning of period	1,514	14,385	-	80,735	13,052	-	-	-

Contract owners’ equity at end of period	$-	1,514	5,611	-	-	13,052	-	-

CHANGE IN UNITS:
Beginning units	27	152	-	1,545	10,085	-	-	-
Units purchased	31	996	3,000	442	-	10,085	23,906	16,970
Units redeemed	(58)	(1,121)	(2,867)	(1,987)	(10,085)	-	(23,906)	(16,970)

Ending units	-	27	133	-	-	10,085	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RUTL		RVARS		RVCMD		RVF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,386	91	1,897	888	25,345	9,915	-	-
Realized gain (loss) on investments	(12,309)	(14,125)	1,172	478	(29,164)	64,643	93,521	(248,463)
Change in unrealized gain (loss) on investments	741	(741)	(704)	(4,645)	(13,702)	(12,263)	67,151	(60,342)
Reinvested capital gains	-	73	-	771	-	-	-	58,609

Net increase (decrease) in contract owners’ equity resulting from operations	(8,182)	(14,702)	2,365	(2,508)	(17,521)	62,295	160,672	(250,196)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	(2)	-
Transfers between funds	(208,540)	236,760	(24,609)	34,890	(29,944)	101,716	122,041	11,897
Redemptions (notes 2, 3, and 4)	(3,462)	(1,875)	(233)	(9,876)	(49,472)	(9,414)	(27,314)	(88,000)
Adjustments to maintain reserves	1	-	(1)	-	-	(1)	1	-

Net equity transactions	(212,001)	234,885	(24,843)	25,014	(79,416)	92,301	94,726	(76,103)

Net change in contract owners’ equity	(220,183)	220,183	(22,478)	22,506	(96,937)	154,596	255,398	(326,299)
Contract owners’ equity at beginning of period	220,183	-	65,551	43,045	260,194	105,598	85,454	411,753

Contract owners’ equity at end of period	$-	220,183	43,073	65,551	163,257	260,194	340,852	85,454

CHANGE IN UNITS:
Beginning units	6,662	-	5,489	3,482	70,037	34,928	477	896
Units purchased	1,736	18,687	-	2,818	26,221	192,239	4,798	10,443
Units redeemed	(8,398)	(12,025)	(2,033)	(811)	(49,390)	(157,130)	(4,394)	(10,862)

Ending units	-	6,662	3,456	5,489	46,868	70,037	881	477

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVISC		RVLCG		RVLCV		RVLDD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	5,016	825	119	-
Realized gain (loss) on investments	(2,562)	(1,533)	2,859	(27,800)	(24,218)	(103,976)	(83)	1,792
Change in unrealized gain (loss) on investments	-	-	8,154	(1,851)	50,008	(18,659)	8,177	-
Reinvested capital gains	-	-	-	-	-	8,805	-	42

Net increase (decrease) in contract owners’ equity resulting from operations	(2,562)	(1,533)	11,013	(29,651)	30,806	(113,005)	8,213	1,834

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	102,429	-	230,466	-	-	-
Transfers between funds	2,562	1,539	22,007	(387,450)	(73,591)	195,431	38,628	(1,784)
Redemptions (notes 2, 3, and 4)	-	(6)	(465)	(552)	(39,492)	(61,345)	(483)	(51)
Adjustments to maintain reserves	-	-	-	-	-	1	-	1

Net equity transactions	2,562	1,533	123,971	(388,002)	117,383	134,087	38,145	(1,834)

Net change in contract owners’ equity	-	-	134,984	(417,653)	148,189	21,082	46,358	-
Contract owners’ equity at beginning of period	-	-	695	418,348	165,274	144,192	-	-

Contract owners’ equity at end of period	$-	-	135,679	695	313,463	165,274	46,358	-

CHANGE IN UNITS:
Beginning units	-	-	17	7,236	5,011	4,261	-	-
Units purchased	124,376	352,106	4,731	1,051	8,137	45,367	691	1,392
Units redeemed	(124,376)	(352,106)	(1,671)	(8,270)	(4,206)	(44,617)	(145)	(1,392)

Ending units	-	-	3,077	17	8,942	5,011	546	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVMCG		RVMCV		RVMFU		RVSCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	100	14,494	3,669	15	-
Realized gain (loss) on investments	(597)	(10,892)	(45,018)	(14,871)	(18,203)	6,531	10	(21,735)
Change in unrealized gain (loss) on investments	3,438	(1,857)	11,218	(7,226)	11,518	(11,512)	5,261	-
Reinvested capital gains	-	3,618	-	1,978	9,221	726	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,841	(9,131)	(33,800)	(20,019)	17,030	(586)	5,286	(21,735)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	(87)	90	15,364	-
Transfers between funds	(197)	26,659	(10,653)	104,480	(403,398)	398,600	21,348	21,828
Redemptions (notes 2, 3, and 4)	(312)	(154)	(5,477)	(545)	(20,869)	(10,964)	(427)	(93)
Adjustments to maintain reserves	1	(1)	1	(2)	(1)	-	1	-

Net equity transactions	(508)	26,504	(16,129)	103,933	(424,355)	387,726	36,286	21,735

Net change in contract owners’ equity	2,333	17,373	(49,929)	83,914	(407,325)	387,140	41,572	-
Contract owners’ equity at beginning of period	17,373	-	83,914	-	494,203	107,063	-	-

Contract owners’ equity at end of period	$19,706	17,373	33,985	83,914	86,878	494,203	41,572	-

CHANGE IN UNITS:
Beginning units	479	-	2,346	-	57,489	13,860	-	-
Units purchased	694	3,756	16,909	19,450	13,945	58,170	1,205	5,795
Units redeemed	(699)	(3,277)	(18,512)	(17,104)	(61,698)	(14,541)	(15)	(5,795)

Ending units	474	479	743	2,346	9,736	57,489	1,190	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVSCV		RVSDL		RVWDL		SBLP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(1,298)	358	(268)	124	(166)	-	13,308	2,052
Change in unrealized gain (loss) on investments	7,652	(152)	-	56	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,354	206	(268)	180	(166)	-	13,308	2,052

Equity transactions:
Purchase payments received from contract owners (note 4)	30,729	-	-	-	-	-	-	27,896
Transfers between funds	1,319	(11,809)	327	(3,978)	211	-	(13,284)	(29,903)
Redemptions (notes 2, 3, and 4)	(32)	-	(58)	(26)	(45)	-	(24)	(45)
Adjustments to maintain reserves	-	-	(1)	(1)	-	-	-	-

Net equity transactions	32,016	(11,809)	268	(4,005)	166	-	(13,308)	(2,052)

Net change in contract owners’ equity	38,370	(11,603)	-	(3,825)	-	-	-	-
Contract owners’ equity at beginning of period	-	11,603	-	3,825	-	-	-	-

Contract owners’ equity at end of period	$38,370	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	409	-	457	-	-	-	-
Units purchased	1,570	-	1,146	6,839	2,483	-	181,702	104,234
Units redeemed	(352)	(409)	(1,146)	(7,296)	(2,483)	-	(181,702)	(104,234)

Ending units	1,218	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SBLQ		SBLY		ACC1		ACGI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	168	895	261	10,212	16,949	-	530
Realized gain (loss) on investments	-	55	(2)	(1)	13,240	(32,484)	(5,828)	(48)
Change in unrealized gain (loss) on investments	-	(2,456)	21,088	(39,423)	6,692	(20,520)	4,532	(5,539)
Reinvested capital gains	-	1,211	-	14,766	62,863	32,305	-	3,014

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,022)	21,981	(24,397)	93,007	(3,750)	(1,296)	(2,043)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(1)	-	182,263	-	-	-
Transfers between funds	-	(24,180)	-	-	(679,954)	803,425	(28,772)	(720)
Redemptions (notes 2, 3, and 4)	-	(18)	(22)	(21)	(8,167)	(27,215)	(1,413)	(1,849)
Adjustments to maintain reserves	-	(1)	2	-	-	(1)	-	-

Net equity transactions	-	(24,199)	(21)	(21)	(505,858)	776,209	(30,185)	(2,569)

Net change in contract owners’ equity	-	(25,221)	21,960	(24,418)	(412,851)	772,459	(31,481)	(4,612)
Contract owners’ equity at beginning of period	-	25,221	55,081	79,499	1,229,201	456,742	31,481	36,093

Contract owners’ equity at end of period	$-	-	77,041	55,081	816,350	1,229,201	-	31,481

CHANGE IN UNITS:
Beginning units	-	916	1,422	1,423	35,122	13,197	1,008	1,089
Units purchased	-	-	-	-	12,488	51,276	-	-
Units redeemed	-	(916)	-	(1)	(26,850)	(29,351)	(1,008)	(81)

Ending units	-	-	1,422	1,422	20,760	35,122	-	1,008

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AVHY1		AVIE		IVBRA2		IVCPB2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,354	586	234	2,135	-	43,399	1,904	445
Realized gain (loss) on investments	16,734	16,801	(2,507)	(2,150)	(19,618)	(45,464)	(32)	(13,722)
Change in unrealized gain (loss) on investments	851	(558)	22,701	(39,208)	65,316	(82,252)	2,523	(4,630)
Reinvested capital gains	-	-	88	13,616	-	20,997	-	49

Net increase (decrease) in contract owners’ equity resulting from operations	19,939	16,829	20,516	(25,607)	45,698	(63,320)	4,395	(17,858)

Equity transactions:
Purchase payments received from contract owners (note 4)	34,948	-	1	10,067	37,590	2	-	-
Transfers between funds	(17,183)	(115,026)	1,800	34,955	469,825	143,946	-	99,562
Redemptions (notes 2, 3, and 4)	(12,631)	(72)	(15,839)	(15,614)	(3,790)	(4,068)	(657)	(6,077)
Adjustments to maintain reserves	-	(1)	(1)	(1)	1	1	(1)	1

Net equity transactions	5,134	(115,099)	(14,039)	29,407	503,626	139,881	(658)	93,486

Net change in contract owners’ equity	25,073	(98,270)	6,477	3,800	549,324	76,561	3,737	75,628
Contract owners’ equity at beginning of period	12,217	110,487	118,613	114,813	385,014	308,453	75,628	-

Contract owners’ equity at end of period	$37,290	12,217	125,090	118,613	934,338	385,014	79,365	75,628

CHANGE IN UNITS:
Beginning units	513	4,194	8,129	6,428	26,822	18,369	7,990	-
Units purchased	137,309	149,650	115	2,805	38,622	21,083	-	79,620
Units redeemed	(136,402)	(153,331)	(988)	(1,104)	(4,268)	(12,630)	(69)	(71,630)

Ending units	1,420	513	7,256	8,129	61,176	26,822	7,921	7,990

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVCPBI		IVDDI		IVGMMI		IVGS1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$46,767	11,041	7,786	9,029	468,817	133,946	3,117	170
Realized gain (loss) on investments	(53,016)	(11,433)	(2,104)	564	-	-	(16)	(1,071)
Change in unrealized gain (loss) on investments	117,371	(269,593)	(4,489)	(73,351)	-	-	4,141	(1,105)
Reinvested capital gains	-	1,197	32,067	59,236	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	111,122	(268,788)	33,260	(4,522)	468,817	133,946	7,242	(2,006)

Equity transactions:
Purchase payments received from contract owners (note 4)	67,392	505,700	2,639	151,545	3,378,115	12,204,547	1,670	-
Transfers between funds	76,210	63,263	(88,883)	109,624	(5,053,471)	(8,001,198)	60,000	97,643
Redemptions (notes 2, 3, and 4)	(257,779)	(79,129)	(2,833)	(8,147)	(1,130,400)	(1,164,016)	(158)	(14,595)
Adjustments to maintain reserves	-	-	2	1	(2)	(4)	1	(1)

Net equity transactions	(114,177)	489,834	(89,075)	253,023	(2,805,758)	3,039,329	61,513	83,047

Net change in contract owners’ equity	(3,055)	221,046	(55,815)	248,501	(2,336,941)	3,173,275	68,755	81,041
Contract owners’ equity at beginning of period	1,857,678	1,636,632	468,333	219,832	10,913,439	7,740,164	85,492	4,451

Contract owners’ equity at end of period	$1,854,623	1,857,678	412,518	468,333	8,576,498	10,913,439	154,247	85,492

CHANGE IN UNITS:
Beginning units	168,815	127,110	16,796	7,752	1,028,871	740,319	6,179	289
Units purchased	38,335	57,800	841	10,867	5,681,483	7,241,638	4,489	7,007
Units redeemed	(48,361)	(16,095)	(4,070)	(1,823)	(5,939,279)	(6,953,086)	(11)	(1,117)

Ending units	158,789	168,815	13,567	16,796	771,075	1,028,871	10,657	6,179

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVHS		IVKEI1		IVMCC2		IVRE
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	20,227	15,686	32	33	2,173	5,140
Realized gain (loss) on investments	1,250	(21,678)	(1,489)	62	(181)	(41)	(6,507)	(8,278)
Change in unrealized gain (loss) on investments	669	(9,763)	26,731	(209,981)	8,755	(16,761)	17,368	(56,745)
Reinvested capital gains	-	11,650	52,969	119,791	-	9,956	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,919	(19,791)	98,438	(74,442)	8,606	(6,813)	13,034	(59,883)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,356	-	(2)	-	35,161	23,489	-	-
Transfers between funds	(68,243)	(37,602)	94,013	(6,984)	2,953	-	(5,394)	(31,736)
Redemptions (notes 2, 3, and 4)	(10,884)	(1,314)	(6,358)	(4,602)	(414)	(268)	(9,320)	(4,411)
Adjustments to maintain reserves	(1)	-	2	(2)	-	(1)	(1)	1

Net equity transactions	(73,772)	(38,916)	87,655	(11,588)	37,700	23,220	(14,715)	(36,146)

Net change in contract owners’ equity	(71,853)	(58,707)	186,093	(86,030)	46,306	16,407	(1,681)	(96,029)
Contract owners’ equity at beginning of period	83,214	141,921	878,892	964,922	43,731	27,324	156,719	252,748

Contract owners’ equity at end of period	$11,361	83,214	1,064,985	878,892	90,037	43,731	155,038	156,719

CHANGE IN UNITS:
Beginning units	1,962	2,900	33,859	34,382	1,433	766	7,582	9,179
Units purchased	153	8,805	3,726	593	1,164	676	111	26
Units redeemed	(1,855)	(9,743)	(474)	(1,116)	(13)	(9)	(815)	(1,623)

Ending units	260	1,962	37,111	33,859	2,584	1,433	6,878	7,582

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVT		OVGIS		OVGSS		OVIGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	28	-	-	-	328	-
Realized gain (loss) on investments	(60,242)	(253,280)	1,182	(6,523)	(5,704)	(64,165)	(908)	(588)
Change in unrealized gain (loss) on investments	239,419	(133,150)	472	(4,355)	26,171	(37,017)	20,862	(50,231)
Reinvested capital gains	-	186,275	395	-	6,186	29,327	-	19,074

Net increase (decrease) in contract owners’ equity resulting from operations	179,177	(200,155)	2,077	(10,878)	26,653	(71,855)	20,282	(31,745)

Equity transactions:
Purchase payments received from contract owners (note 4)	(2)	47,855	5,190	-	(4)	1,540	-	(69)
Transfers between funds	384,674	24,730	4,230	(46,430)	(11,011)	(97,099)	(2,028)	25,544
Redemptions (notes 2, 3, and 4)	(8,237)	(21,971)	(151)	(968)	(22,296)	(3,654)	(1,199)	(4,302)
Adjustments to maintain reserves	2	(1)	-	2	(2)	1	1	-

Net equity transactions	376,437	50,613	9,269	(47,396)	(33,313)	(99,212)	(3,226)	21,173

Net change in contract owners’ equity	555,614	(149,542)	11,346	(58,274)	(6,660)	(171,067)	17,056	(10,572)
Contract owners’ equity at beginning of period	295,238	444,780	-	58,274	64,038	235,105	100,185	110,757

Contract owners’ equity at end of period	$850,852	295,238	11,346	-	57,378	64,038	117,241	100,185

CHANGE IN UNITS:
Beginning units	7,068	6,394	-	1,404	2,533	6,329	5,503	4,431
Units purchased	10,780	5,185	819	5,491	9,485	155	98	2,234
Units redeemed	(3,986)	(4,511)	(540)	(6,895)	(10,330)	(3,951)	(263)	(1,162)

Ending units	13,862	7,068	279	-	1,688	2,533	5,338	5,503

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRASP		WRBDP		WRBP		WRENG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$758	267	36,886	34,427	230	784	368	297
Realized gain (loss) on investments	(14)	(1,605)	(4,931)	(6,748)	(428)	(30,442)	(2)	2,403
Change in unrealized gain (loss) on investments	2,995	(1,477)	65,716	(318,546)	4,738	(10,768)	92	(613)
Reinvested capital gains	-	1,332	-	39,264	-	26,413	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,739	(1,483)	97,671	(251,603)	4,540	(14,013)	458	2,087

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	2,052
Transfers between funds	17,415	11,830	70,173	68,059	-	-	289	6,471
Redemptions (notes 2, 3, and 4)	(49)	(49)	(17,644)	(4,142)	(554)	(37,622)	(31)	(6)
Adjustments to maintain reserves	-	-	-	1	-	-	1	-

Net equity transactions	17,366	11,781	52,529	63,918	(554)	(37,622)	259	8,517

Net change in contract owners’ equity	21,105	10,298	150,200	(187,685)	3,986	(51,635)	717	10,604
Contract owners’ equity at beginning of period	16,182	5,884	1,330,107	1,517,792	28,672	80,307	10,604	-

Contract owners’ equity at end of period	$37,287	16,182	1,480,307	1,330,107	32,658	28,672	11,321	10,604

CHANGE IN UNITS:
Beginning units	875	271	98,742	94,884	1,068	2,512	943	-
Units purchased	901	1,201	5,077	5,729	-	-	227	7,103
Units redeemed	(7)	(597)	(1,282)	(1,871)	(19)	(1,444)	(202)	(6,160)

Ending units	1,769	875	102,537	98,742	1,049	1,068	968	943

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRGNR		WRHIP		WRLTBP		WRMCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$6,313	3,993	103,808	2,353	5,865	2,878	-	-
Realized gain (loss) on investments	(10,280)	1,208	(65,149)	(5,711)	(13,605)	(736)	(87,229)	(27,580)
Change in unrealized gain (loss) on investments	2,278	1,797	592	520	23,680	(12,933)	134,421	(227,040)
Reinvested capital gains	-	-	-	-	-	1,619	53,504	92,765

Net increase (decrease) in contract owners’ equity resulting from operations	(1,689)	6,998	39,251	(2,838)	15,940	(9,172)	100,696	(161,855)

Equity transactions:
Purchase payments received from contract owners (note 4)	835	-	(1)	-	(1)	-	47,790	1,919
Transfers between funds	102,142	248,473	18,716	(105,933)	10,018	122,975	167,778	88,874
Redemptions (notes 2, 3, and 4)	(6,832)	(1,208)	(68,461)	(282)	(3,367)	(3,024)	(16,875)	(29,087)
Adjustments to maintain reserves	-	-	1	1	2	(1)	-	-

Net equity transactions	96,145	247,265	(49,745)	(106,214)	6,652	119,950	198,693	61,706

Net change in contract owners’ equity	94,456	254,263	(10,494)	(109,052)	22,592	110,778	299,389	(100,149)
Contract owners’ equity at beginning of period	326,850	72,587	35,153	144,205	332,390	221,612	372,898	473,047

Contract owners’ equity at end of period	$421,306	326,850	24,659	35,153	354,982	332,390	672,287	372,898

CHANGE IN UNITS:
Beginning units	36,029	9,424	1,679	6,131	30,477	19,446	8,141	7,147
Units purchased	26,700	39,855	210,054	114,998	20,252	12,080	6,264	2,591
Units redeemed	(17,013)	(13,250)	(210,679)	(119,450)	(19,682)	(1,049)	(2,135)	(1,597)

Ending units	45,716	36,029	1,054	1,679	31,047	30,477	12,270	8,141

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRSTP		WRVP		JABIN		JAEI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	297	392	62,456	40,662	1,861	1,491
Realized gain (loss) on investments	(15,092)	(10,721)	(2,642)	288	5,435	79,163	(19,136)	(70,911)
Change in unrealized gain (loss) on investments	29,847	(18,115)	663	(10,557)	354,533	(784,779)	123,133	(198,370)
Reinvested capital gains	3,332	7,191	2,876	8,148	-	97,208	70,618	120,585

Net increase (decrease) in contract owners’ equity resulting from operations	18,087	(21,645)	1,194	(1,729)	422,424	(567,746)	176,476	(147,205)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	27,024	181,356	183	9,115
Transfers between funds	(6,203)	4,584	(5,257)	-	(13,778)	(292,530)	134,551	214,595
Redemptions (notes 2, 3, and 4)	(884)	(7,749)	(8,932)	(10,095)	(33,892)	(68,473)	(37,103)	(58,570)
Adjustments to maintain reserves	(1)	1	-	-	(2)	(1)	(3)	-

Net equity transactions	(7,088)	(3,164)	(14,189)	(10,095)	(20,648)	(179,648)	97,628	165,140

Net change in contract owners’ equity	10,999	(24,809)	(12,995)	(11,824)	401,776	(747,394)	274,104	17,935
Contract owners’ equity at beginning of period	45,716	70,525	23,376	35,200	2,748,682	3,496,076	912,034	894,099

Contract owners’ equity at end of period	$56,715	45,716	10,381	23,376	3,150,458	2,748,682	1,186,138	912,034

CHANGE IN UNITS:
Beginning units	997	1,049	658	942	87,965	93,533	17,016	14,022
Units purchased	186	184	-	-	1,255	17,037	3,764	14,091
Units redeemed	(293)	(236)	(388)	(284)	(1,862)	(22,605)	(2,037)	(11,097)

Ending units	890	997	270	658	87,358	87,965	18,743	17,016

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAFBS		JAFRIN		JAGRIN		JAIG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,070	2,369	2,609	3,183	804	749	9,704	2,931
Realized gain (loss) on investments	(44)	(528)	(72,062)	145,746	(140)	1,188	15,652	(3,598)
Change in unrealized gain (loss) on investments	1,771	(21,674)	609,208	(1,161,293)	16,328	(28,203)	14,832	(16,015)
Reinvested capital gains	-	2,004	-	251,337	2,244	7,872	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,797	(17,829)	539,755	(761,027)	19,236	(18,394)	40,188	(16,682)

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	-	-	11,993	-	-	-	2,551
Transfers between funds	1,556	4,162	(472,466)	(275,737)	23,391	(3,600)	149,017	116,162
Redemptions (notes 2, 3, and 4)	(281)	(3,669)	(33,721)	(26,257)	(4,278)	(1,908)	(125,472)	(888)
Adjustments to maintain reserves	2	-	-	(1)	-	(1)	1	1

Net equity transactions	1,276	493	(506,187)	(290,002)	19,113	(5,509)	23,546	117,826

Net change in contract owners’ equity	7,073	(17,336)	33,568	(1,051,029)	38,349	(23,903)	63,734	101,144
Contract owners’ equity at beginning of period	108,200	125,536	1,407,428	2,458,457	67,419	91,322	265,708	164,564

Contract owners’ equity at end of period	$115,273	108,200	1,440,996	1,407,428	105,768	67,419	329,442	265,708

CHANGE IN UNITS:
Beginning units	9,279	9,269	32,050	37,200	2,505	2,735	14,472	8,192
Units purchased	136	320	1,862	4,788	950	502	33,548	10,166
Units redeemed	(26)	(310)	(10,467)	(9,938)	(355)	(732)	(31,837)	(3,886)

Ending units	9,389	9,279	23,445	32,050	3,100	2,505	16,183	14,472

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JARIN		JMCVIN		JHEVTN		LZREMS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$248	256	4,931	8,726	15,091	27,641	5,972	4,595
Realized gain (loss) on investments	183	1,586	(24,354)	22,140	1,507	11,148	(1,623)	(6,343)
Change in unrealized gain (loss) on investments	60,535	(92,789)	53,278	(89,338)	105,074	(139,767)	20,481	(26,294)
Reinvested capital gains	-	28,299	13,141	42,356	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,966	(62,648)	46,996	(16,116)	121,672	(100,978)	24,830	(28,042)

Equity transactions:
Purchase payments received from contract owners (note 4)	1	-	1,518	148,038	97,398	4	-	-
Transfers between funds	-	-	(145,395)	49,028	255,308	93,467	(12,904)	(52,995)
Redemptions (notes 2, 3, and 4)	(1,642)	(7,446)	(21,552)	(8,299)	(31,038)	(20,128)	(3,617)	(33,787)
Adjustments to maintain reserves	(2)	-	-	1	(1)	1	-	-

Net equity transactions	(1,643)	(7,446)	(165,429)	188,768	321,667	73,344	(16,521)	(86,782)

Net change in contract owners’ equity	59,323	(70,094)	(118,433)	172,652	443,339	(27,634)	8,309	(114,824)
Contract owners’ equity at beginning of period	141,964	212,058	543,980	371,328	709,248	736,882	118,554	233,378

Contract owners’ equity at end of period	$201,287	141,964	425,547	543,980	1,152,587	709,248	126,863	118,554

CHANGE IN UNITS:
Beginning units	3,768	3,946	19,881	12,816	50,007	45,867	4,651	7,772
Units purchased	-	-	2,510	17,314	40,790	17,208	-	2,011
Units redeemed	(37)	(178)	(8,430)	(10,249)	(20,154)	(13,068)	(580)	(5,132)

Ending units	3,731	3,768	13,961	19,881	70,643	50,007	4,071	4,651

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LZRIES		LZRUSM		LPVCAI		LPVCII
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,811	8,456	-	-	65	225	9,995	6,455
Realized gain (loss) on investments	(2,779)	(13,924)	(2,922)	477	(32,287)	(808)	(5,222)	54,545
Change in unrealized gain (loss) on investments	34,692	(58,303)	18,765	(75,848)	35,260	(21,309)	(8,032)	(130,754)
Reinvested capital gains	-	25,992	-	45,846	2,169	6,440	67,658	37,629

Net increase (decrease) in contract owners’ equity resulting from operations	34,724	(37,779)	15,843	(29,525)	5,207	(15,452)	64,399	(32,125)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	16,457	61	60	-	-	-	-
Transfers between funds	(11,937)	5,354	3,091	6,366	(27,910)	5,738	(33,085)	149,185
Redemptions (notes 2, 3, and 4)	(16,991)	(6,506)	(12,135)	(7,203)	(1,337)	(1,595)	(3,159)	(16,897)
Adjustments to maintain reserves	(1)	-	(1)	-	1	-	(1)	(1)

Net equity transactions	(28,929)	15,305	(8,984)	(777)	(29,246)	4,143	(36,245)	132,287

Net change in contract owners’ equity	5,795	(22,474)	6,859	(30,302)	(24,039)	(11,309)	28,154	100,162
Contract owners’ equity at beginning of period	220,252	242,726	162,674	192,976	47,845	59,154	462,056	361,894

Contract owners’ equity at end of period	$226,047	220,252	169,533	162,674	23,806	47,845	490,210	462,056

CHANGE IN UNITS:
Beginning units	11,057	10,356	4,749	4,760	1,799	1,637	14,038	10,104
Units purchased	1,564	3,294	96	345	-	211	1,954	14,159
Units redeemed	(2,828)	(2,593)	(346)	(356)	(1,079)	(49)	(2,950)	(10,225)

Ending units	9,793	11,057	4,499	4,749	720	1,799	13,042	14,038

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LVCLGI		SBVHY		SBVSG2		LOVBD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	4,201	4,206	-	-	39,110	50,447
Realized gain (loss) on investments	2,729	6,028	1,011	(14,919)	(17,816)	16,046	(37,995)	(214,811)
Change in unrealized gain (loss) on investments	234,169	(304,307)	5,312	(680)	131,912	(509,104)	57,460	(7,299)
Reinvested capital gains	6,641	41,473	-	-	-	26,973	-	2,276

Net increase (decrease) in contract owners’ equity resulting from operations	243,539	(256,806)	10,524	(11,393)	114,096	(466,085)	58,575	(169,387)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,401	7,654	10,311	-	45,103	281,831	3,615	37,581
Transfers between funds	155,047	(25,557)	(2,863)	(3,513)	270,857	(388,914)	(221,190)	463,236
Redemptions (notes 2, 3, and 4)	(4,771)	(3,707)	(98)	(65)	(30,725)	(69,229)	(143,640)	(31,506)
Adjustments to maintain reserves	1	2	1	-	(1)	-	-	-

Net equity transactions	160,678	(21,608)	7,351	(3,578)	285,234	(176,312)	(361,215)	469,311

Net change in contract owners’ equity	404,217	(278,414)	17,875	(14,971)	399,330	(642,397)	(302,640)	299,924
Contract owners’ equity at beginning of period	520,501	798,915	60,413	75,384	1,107,086	1,749,483	1,080,789	780,865

Contract owners’ equity at end of period	$924,718	520,501	78,288	60,413	1,506,416	1,107,086	778,149	1,080,789

CHANGE IN UNITS:
Beginning units	13,321	13,854	2,696	2,903	38,753	43,475	51,841	32,660
Units purchased	3,473	222	42,890	139,433	12,349	13,844	140,951	251,816
Units redeemed	(362)	(755)	(42,417)	(139,640)	(2,332)	(18,566)	(157,763)	(232,635)

Ending units	16,432	13,321	3,169	2,696	48,770	38,753	35,029	51,841

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LOVCDG		MNCPS		MEGSS		MNDSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,734	3,525	10,677	16,440	-	-	-	-
Realized gain (loss) on investments	(50)	15,954	(68,756)	(129,108)	(911)	(111,723)	(117,920)	(28,160)
Change in unrealized gain (loss) on investments	37,639	(131,436)	106,844	(93,432)	63,790	(61,287)	176,930	(209,500)
Reinvested capital gains	26,074	57,803	-	98,562	26,537	39,621	-	124,236

Net increase (decrease) in contract owners’ equity resulting from operations	67,397	(54,154)	48,765	(107,538)	89,416	(133,389)	59,010	(113,424)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	38,603	5,045	11,818	(1)	40,718	23,708	69,792
Transfers between funds	12,757	(83,344)	(260,101)	(151,706)	35,413	51,598	(58,578)	140,922
Redemptions (notes 2, 3, and 4)	(2,295)	(210)	(53,111)	(141,140)	(3,230)	(176,953)	(32,239)	(8,477)
Adjustments to maintain reserves	1	-	2	-	1	-	(1)	(1)

Net equity transactions	10,463	(44,951)	(308,165)	(281,028)	32,183	(84,637)	(67,110)	202,236

Net change in contract owners’ equity	77,860	(99,105)	(259,400)	(388,566)	121,599	(218,026)	(8,100)	88,812
Contract owners’ equity at beginning of period	403,347	502,452	564,196	952,762	233,124	451,150	409,982	321,170

Contract owners’ equity at end of period	$481,207	403,347	304,796	564,196	354,723	233,124	401,882	409,982

CHANGE IN UNITS:
Beginning units	9,351	10,071	34,689	51,028	11,293	14,903	35,033	19,212
Units purchased	298	991	9,048	36,169	1,617	23,985	2,596	19,471
Units redeemed	(58)	(1,711)	(26,478)	(52,508)	(230)	(27,595)	(7,572)	(3,650)

Ending units	9,591	9,351	17,259	34,689	12,680	11,293	30,057	35,033

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVFSC		MVIGSC		MGRFV		DTRTFY
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,930	2,444	2,528	-	9,395	8,864	35,246	30,881
Realized gain (loss) on investments	(344)	(1,617)	109	(6)	1,080	3,477	(20,703)	(45,952)
Change in unrealized gain (loss) on investments	(1,613)	(25,256)	6,452	2,990	(23,657)	(8,129)	42,439	(166,026)
Reinvested capital gains	14,688	12,863	8,868	-	36,734	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,661	(11,566)	17,957	2,984	23,552	4,212	56,982	(181,097)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(137)	150,334	-	-	-	7,000	9,329
Transfers between funds	5,898	72,026	105,880	68,156	(12,095)	(19,561)	60,159	(50,245)
Redemptions (notes 2, 3, and 4)	(2,664)	(10,784)	(1,087)	(74)	(36,483)	(203,653)	(60,697)	(301,069)
Adjustments to maintain reserves	(2)	-	1	(1)	-	-	(1)	1

Net equity transactions	3,232	61,105	255,128	68,081	(48,578)	(223,214)	6,461	(341,984)

Net change in contract owners’ equity	18,893	49,539	273,085	71,065	(25,026)	(219,002)	63,443	(523,081)
Contract owners’ equity at beginning of period	207,504	157,965	71,065	-	573,617	792,619	989,692	1,512,773

Contract owners’ equity at end of period	$226,397	207,504	344,150	71,065	548,591	573,617	1,053,135	989,692

CHANGE IN UNITS:
Beginning units	11,512	8,225	7,219	-	39,278	54,751	102,700	136,489
Units purchased	311	4,161	23,444	7,228	4,272	3,415	15,487	6,681
Units redeemed	(154)	(874)	(101)	(9)	(7,549)	(18,888)	(15,052)	(40,470)

Ending units	11,669	11,512	30,562	7,219	36,001	39,278	103,135	102,700

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GEM2		GIG		GVEXD		GVIXY
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,154	504	1,179	-	110,829	74,898	36,239	72,403
Realized gain (loss) on investments	(2,694)	(6)	45	-	(3,452,601)	(980,610)	51,926	9,438
Change in unrealized gain (loss) on investments	672	(3,610)	3,682	-	5,135,247	(5,187,936)	217,846	(268,449)
Reinvested capital gains	-	-	-	-	10,451	4,502,249	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(868)	(3,112)	4,906	-	1,803,926	(1,591,399)	306,011	(186,608)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,190	920	-	-	721,289	373,775	230,395	42,940
Transfers between funds	19,886	72,622	52,417	-	(208,915)	1,374,972	(780,431)	542,813
Redemptions (notes 2, 3, and 4)	(1,659)	(368)	(1,377)	-	(243,013)	(109,370)	(80,438)	(26,949)
Adjustments to maintain reserves	1	-	1	-	(1)	(1)	(1)	1

Net equity transactions	23,418	73,174	51,041	-	269,360	1,639,376	(630,475)	558,805

Net change in contract owners’ equity	22,550	70,062	55,947	-	2,073,286	47,977	(324,464)	372,197
Contract owners’ equity at beginning of period	70,062	-	-	-	7,032,751	6,984,774	1,969,591	1,597,394

Contract owners’ equity at end of period	$92,612	70,062	55,947	-	9,106,037	7,032,751	1,645,127	1,969,591

CHANGE IN UNITS:
Beginning units	7,723	-	-	-	295,097	239,147	157,037	109,077
Units purchased	12,097	7,856	5,185	-	151,247	232,288	33,232	60,577
Units redeemed	(9,991)	(133)	(132)	-	(142,786)	(176,338)	(78,743)	(12,617)

Ending units	9,829	7,723	5,053	-	303,558	295,097	111,526	157,037

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MCIFD		MSBF		NJMMAY		NVAMVX
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$18,994	12,016	1,482	-	352	(5)	457	-
Realized gain (loss) on investments	(10,231)	(13,966)	(28)	-	(245)	(1)	1	-
Change in unrealized gain (loss) on investments	118,564	(491,345)	(1,680)	-	522	(347)	879	-
Reinvested capital gains	68,405	290,804	1,448	-	-	38	1,327	-

Net increase (decrease) in contract owners’ equity resulting from operations	195,732	(202,491)	1,222	-	629	(315)	2,664	-

Equity transactions:
Purchase payments received from contract owners (note 4)	192,942	23,592	-	-	10,092	-	-	-
Transfers between funds	174,422	(125,149)	26,527	-	(2,373)	2,604	22,404	-
Redemptions (notes 2, 3, and 4)	(35,113)	(27,991)	(814)	-	(95)	(12)	(33)	-
Adjustments to maintain reserves	-	-	-	-	-	1	-	-

Net equity transactions	332,251	(129,548)	25,713	-	7,624	2,593	22,371	-

Net change in contract owners’ equity	527,983	(332,039)	26,935	-	8,253	2,278	25,035	-
Contract owners’ equity at beginning of period	1,082,464	1,414,503	-	-	2,278	-	-	-

Contract owners’ equity at end of period	$1,610,447	1,082,464	26,935	-	10,531	2,278	25,035	-

CHANGE IN UNITS:
Beginning units	54,109	61,169	-	-	239	-	-	-
Units purchased	21,710	12,082	2,605	-	1,022	240	2,326	-
Units redeemed	(6,504)	(19,142)	(78)	-	(248)	(1)	(3)	-

Ending units	69,315	54,109	2,527	-	1,013	239	2,323	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVBXD		NVFIY		NVGEY		NVLCPY
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$21,810	10,136	937	-	1,304	1,560	2,021	-
Realized gain (loss) on investments	(7,688)	(1,145)	(22)	-	(2,344)	(392)	1	-
Change in unrealized gain (loss) on investments	23,670	(68,558)	(29)	-	15,197	(15,666)	7,592	-
Reinvested capital gains	-	3,439	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,792	(56,128)	886	-	14,157	(14,498)	9,614	-

Equity transactions:
Purchase payments received from contract owners (note 4)	44,136	55,358	-	-	-	-	54,247	-
Transfers between funds	231,652	223,071	32,519	-	(16,425)	12,021	170,912	-
Redemptions (notes 2, 3, and 4)	(25,835)	(6,052)	(1,732)	-	(3,492)	(2,830)	(14)	-
Adjustments to maintain reserves	(1)	-	1	-	-	-	1	-

Net equity transactions	249,952	272,377	30,788	-	(19,917)	9,191	225,146	-

Net change in contract owners’ equity	287,744	216,249	31,674	-	(5,760)	(5,307)	234,760	-
Contract owners’ equity at beginning of period	511,198	294,949	-	-	81,580	86,887	-	-

Contract owners’ equity at end of period	$798,942	511,198	31,674	-	75,820	81,580	234,760	-

CHANGE IN UNITS:
Beginning units	47,048	23,495	-	-	6,305	5,629	-	-
Units purchased	31,634	25,018	3,281	-	-	896	22,496	-
Units redeemed	(8,851)	(1,465)	(177)	-	(1,461)	(220)	(1)	-

Ending units	69,831	47,048	3,104	-	4,844	6,305	22,495	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMIVX		NVMMV1		NVNSR1		NVSIXD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,229	3,753	2,451	2,262	81	108	31,808	24,471
Realized gain (loss) on investments	(38)	(66)	(3,450)	(162)	(28)	(10)	(37,786)	29,150
Change in unrealized gain (loss) on investments	13,685	2,343	(7,795)	(17,549)	1,680	(3,682)	391,590	(967,574)
Reinvested capital gains	-	-	22,272	11,332	2,829	1,417	13,879	347,379

Net increase (decrease) in contract owners’ equity resulting from operations	16,876	6,030	13,478	(4,117)	4,562	(2,167)	399,491	(566,574)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	3,078	210	210	-	-	62,905	137,339
Transfers between funds	4,009	88,547	(4,693)	10,434	-	24,470	(398,602)	468,593
Redemptions (notes 2, 3, and 4)	(588)	(172)	(869)	(485)	(201)	(42)	(87,831)	(83,357)
Adjustments to maintain reserves	-	-	1	(1)	(1)	1	-	1

Net equity transactions	3,421	91,453	(5,351)	10,158	(202)	24,429	(423,528)	522,576

Net change in contract owners’ equity	20,297	97,483	8,127	6,041	4,360	22,262	(24,037)	(43,998)
Contract owners’ equity at beginning of period	106,718	9,235	149,730	143,689	22,262	-	2,590,736	2,634,734

Contract owners’ equity at end of period	$127,015	106,718	157,857	149,730	26,622	22,262	2,566,699	2,590,736

CHANGE IN UNITS:
Beginning units	8,702	709	10,712	10,013	1,523	-	156,563	126,330
Units purchased	598	8,029	792	734	-	1,526	25,824	50,015
Units redeemed	(347)	(36)	(1,126)	(35)	(12)	(3)	(49,358)	(19,782)

Ending units	8,953	8,702	10,378	10,712	1,511	1,523	133,029	156,563

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SAMY		TRF		AMCG		AMRI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$332,273	142,556	4,805	324	-	-	51	23
Realized gain (loss) on investments	-	(1)	(1,415)	115	362	15,870	(18)	6,649
Change in unrealized gain (loss) on investments	-	-	(16,516)	(1,423)	51,089	(216,785)	226	(15,905)
Reinvested capital gains	1	178	34,291	918	-	57,491	259	573

Net increase (decrease) in contract owners’ equity resulting from operations	332,274	142,733	21,165	(66)	51,451	(143,424)	518	(8,660)

Equity transactions:
Purchase payments received from contract owners (note 4)	13,869,323	11,157,394	-	7,411	6,311	-	960	1,840
Transfers between funds	(12,351,934)	(8,755,889)	284,179	14,314	33	(96,458)	-	(67,146)
Redemptions (notes 2, 3, and 4)	(696,652)	(1,264,218)	(2,699)	(219)	(3,432)	(1,172)	(51)	(342)
Adjustments to maintain reserves	(3)	3	-	-	-	(1)	1	1

Net equity transactions	820,734	1,137,290	281,480	21,506	2,912	(97,631)	910	(65,647)

Net change in contract owners’ equity	1,153,008	1,280,023	302,645	21,440	54,363	(241,055)	1,428	(74,307)
Contract owners’ equity at beginning of period	7,763,914	6,483,891	32,530	11,090	283,819	524,874	3,997	78,304

Contract owners’ equity at end of period	$8,916,922	7,763,914	335,175	32,530	338,182	283,819	5,425	3,997

CHANGE IN UNITS:
Beginning units	754,253	638,734	2,049	640	5,776	7,612	123	2,174
Units purchased	1,918,929	4,025,271	20,189	1,508	139	331	29	427
Units redeemed	(1,847,408)	(3,909,752)	(2,736)	(99)	(90)	(2,167)	(2)	(2,478)

Ending units	825,774	754,253	19,502	2,049	5,825	5,776	150	123

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMTB		NBARMS		NOTB2		NOTBBA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$15,795	9,338	-	-	314	22,963	137	130
Realized gain (loss) on investments	(15,163)	(23,927)	(1,379)	-	(24,253)	605	-	-
Change in unrealized gain (loss) on investments	28,068	(12,031)	4,299	(7,907)	33,594	(91,495)	(33)	(1,159)
Reinvested capital gains	-	-	-	4,615	537	51,413	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,700	(26,620)	2,920	(3,292)	10,192	(16,514)	104	(1,029)

Equity transactions:
Purchase payments received from contract owners (note 4)	58,600	36,125	(1)	-	-	-	-	-
Transfers between funds	(264,524)	309,872	-	-	929	(1,236)	-	-
Redemptions (notes 2, 3, and 4)	(13,886)	(315,724)	(20,707)	-	(14,245)	(5,919)	-	-
Adjustments to maintain reserves	(2)	1	1	-	-	-	-	(1)

Net equity transactions	(219,812)	30,274	(20,707)	-	(13,316)	(7,155)	-	(1)

Net change in contract owners’ equity	(191,112)	3,654	(17,787)	(3,292)	(3,124)	(23,669)	104	(1,030)
Contract owners’ equity at beginning of period	608,217	604,563	25,897	29,189	122,791	146,460	6,818	7,848

Contract owners’ equity at end of period	$417,105	608,217	8,110	25,897	119,667	122,791	6,922	6,818

CHANGE IN UNITS:
Beginning units	47,387	44,659	2,167	2,167	8,255	8,679	721	721
Units purchased	8,531	32,170	-	-	125	247	-	-
Units redeemed	(25,232)	(29,442)	(1,577)	-	(1,002)	(671)	-	-

Ending units	30,686	47,387	590	2,167	7,378	8,255	721	721

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOTC2		NOVPDI		NOVPM		PMUBAM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,059	2,583	125	319	-	-	13,140	540
Realized gain (loss) on investments	(592)	(3)	(21)	(2,767)	-	-	(2,383)	(169)
Change in unrealized gain (loss) on investments	6,432	(6,673)	(229)	(541)	1,211	(3,047)	13,787	(2,783)
Reinvested capital gains	3,759	2,307	-	-	-	1,267	-	1,497

Net increase (decrease) in contract owners’ equity resulting from operations	12,658	(1,786)	(125)	(2,989)	1,211	(1,780)	24,544	(915)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	27,896	(2)	-	2,679	-
Transfers between funds	(44,395)	142,960	-	(25,774)	-	-	31,955	320,474
Redemptions (notes 2, 3, and 4)	(927)	(103)	(130)	(137)	-	-	(11,439)	(937)
Adjustments to maintain reserves	-	-	-	(1)	3	(1)	(1)	1

Net equity transactions	(45,322)	142,857	(130)	1,984	1	(1)	23,194	319,538

Net change in contract owners’ equity	(32,664)	141,071	(255)	(1,005)	1,212	(1,781)	47,738	318,623
Contract owners’ equity at beginning of period	141,071	-	7,642	8,647	6,113	7,894	333,811	15,188

Contract owners’ equity at end of period	$108,407	141,071	7,387	7,642	7,325	6,113	381,549	333,811

CHANGE IN UNITS:
Beginning units	9,761	-	474	481	304	304	26,922	1,147
Units purchased	-	9,768	2	1,594	-	-	5,301	25,850
Units redeemed	(2,891)	(7)	(10)	(1,601)	-	-	(3,488)	(75)

Ending units	6,870	9,761	466	474	304	304	28,735	26,922

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVAAA		PMVEBA		PMVFBA		PMVFHA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,721	5,160	23,542	19,317	2,341	1,036	11,095	8,514
Realized gain (loss) on investments	(2,710)	(1,675)	58,860	(60,913)	(444)	(2,941)	(573)	(64,066)
Change in unrealized gain (loss) on investments	6,240	(19,335)	(540)	17,159	3,823	(4,559)	18,313	(4,977)
Reinvested capital gains	-	6,723	-	-	-	-	11,285	214

Net increase (decrease) in contract owners’ equity resulting from operations	6,251	(9,127)	81,862	(24,437)	5,720	(6,464)	40,120	(60,315)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	8,337	(142)	-	79,903	150	112
Transfers between funds	29,423	23,812	(349,508)	(589,733)	6,274	7,602	121,333	(61,254)
Redemptions (notes 2, 3, and 4)	(1,583)	(1,363)	(50,953)	(15,889)	(936)	(5,608)	(3,408)	(106,061)
Adjustments to maintain reserves	(1)	(1)	2	1	-	-	(2)	-

Net equity transactions	27,839	22,448	(392,122)	(605,763)	5,338	81,897	118,073	(167,203)

Net change in contract owners’ equity	34,090	13,321	(310,260)	(630,200)	11,058	75,433	158,193	(227,518)
Contract owners’ equity at beginning of period	65,372	52,051	585,985	1,216,185	92,705	17,272	382,596	610,114

Contract owners’ equity at end of period	$99,462	65,372	275,725	585,985	103,763	92,705	540,789	382,596

CHANGE IN UNITS:
Beginning units	3,083	2,164	29,619	51,815	7,663	1,157	19,807	28,378
Units purchased	1,895	1,847	285,806	305,206	516	7,172	6,093	16,044
Units redeemed	(640)	(928)	(302,880)	(327,402)	(103)	(666)	(217)	(24,615)

Ending units	4,338	3,083	12,545	29,619	8,076	7,663	25,683	19,807

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVGBA		PMVHYA		PMVID		PMVLDA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$9,746	6,314	30,826	27,741	293,801	173,174	67,588	31,987
Realized gain (loss) on investments	(8,950)	(5,558)	39,702	(77,841)	(11,881)	(35,108)	(18,162)	(2,723)
Change in unrealized gain (loss) on investments	17,288	(58,218)	9,552	(3,704)	176,728	(508,426)	43,073	(138,982)
Reinvested capital gains	4,727	6,342	-	-	-	374	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,811	(51,120)	80,080	(53,804)	458,648	(369,986)	92,499	(109,718)

Equity transactions:
Purchase payments received from contract owners (note 4)	26,899	107,855	5,307	(12)	240,542	421,326	(183)	90,336
Transfers between funds	12,740	-	387,266	(116,564)	854,212	545,575	48,858	335,437
Redemptions (notes 2, 3, and 4)	(47,843)	(30,981)	(99,305)	(34,104)	(88,482)	(48,862)	(144,161)	(33,591)
Adjustments to maintain reserves	-	(2)	(1)	-	2	(2)	-	-

Net equity transactions	(8,204)	76,872	293,267	(150,680)	1,006,274	918,037	(95,486)	392,182

Net change in contract owners’ equity	14,607	25,752	373,347	(204,484)	1,464,922	548,051	(2,987)	282,464
Contract owners’ equity at beginning of period	419,897	394,145	460,553	665,037	5,036,981	4,488,930	1,917,920	1,635,456

Contract owners’ equity at end of period	$434,504	419,897	833,900	460,553	6,501,903	5,036,981	1,914,933	1,917,920

CHANGE IN UNITS:
Beginning units	25,870	21,611	20,402	26,431	404,595	332,533	134,060	107,753
Units purchased	2,594	7,712	159,524	231,942	90,081	105,880	14,286	30,424
Units redeemed	(3,030)	(3,453)	(147,003)	(237,971)	(12,150)	(33,818)	(20,823)	(4,117)

Ending units	25,434	25,870	32,923	20,402	482,526	404,595	127,523	134,060

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVLGA		PMVRRA		PMVRSA		PMVTRA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$11,047	9,827	52,844	127,104	12,864	24,936	120,227	89,057
Realized gain (loss) on investments	(38,785)	(311,262)	(10,181)	(41,834)	(24,275)	1,893	(95,936)	(117,247)
Change in unrealized gain (loss) on investments	61,309	96,892	20,003	(317,658)	5,107	(11,204)	174,969	(528,431)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,571	(204,543)	62,666	(232,388)	(6,304)	15,625	199,260	(556,621)

Equity transactions:
Purchase payments received from contract owners (note 4)	16,096	7	(25)	39,711	4,572	-	58,459	119,443
Transfers between funds	(114,778)	403,942	8,275	136,241	15,839	(8,793)	276,141	(63,361)
Redemptions (notes 2, 3, and 4)	(147,835)	(347,831)	(9,163)	(12,714)	(7,907)	(2,181)	(246,577)	(43,307)
Adjustments to maintain reserves	(2)	2	(2)	-	2	-	(3)	2

Net equity transactions	(246,519)	56,120	(915)	163,238	12,506	(10,974)	88,020	12,777

Net change in contract owners’ equity	(212,948)	(148,423)	61,751	(69,150)	6,202	4,651	287,280	(543,844)
Contract owners’ equity at beginning of period	630,154	778,577	1,728,709	1,797,859	66,933	62,282	3,324,867	3,868,711

Contract owners’ equity at end of period	$417,206	630,154	1,790,460	1,728,709	73,135	66,933	3,612,147	3,324,867

CHANGE IN UNITS:
Beginning units	33,657	29,577	97,410	89,247	6,859	6,932	180,794	180,284
Units purchased	22,968	49,861	3,092	22,891	7,904	20,849	34,128	28,276
Units redeemed	(35,195)	(45,781)	(3,184)	(14,728)	(6,630)	(20,922)	(29,492)	(27,766)

Ending units	21,430	33,657	97,318	97,410	8,133	6,859	185,430	180,794

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVGCBA		PVGMAA		PVSTA		PROA30
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$263	35	3,385	2,648	54,306	22,666	-	-
Realized gain (loss) on investments	1	(658)	(611)	(340)	(3,381)	(26,775)	(582)	(8,046)
Change in unrealized gain (loss) on investments	1,271	(6)	14,521	(52,732)	18,148	6,389	-	3,942
Reinvested capital gains	-	-	-	22,961	-	1,632	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,535	(629)	17,295	(27,463)	69,073	3,912	(582)	(4,104)

Equity transactions:
Purchase payments received from contract owners (note 4)	25,362	982	-	-	42,215	13,616	-	1
Transfers between funds	-	1,127	20,159	-	170,308	437,993	582	(7,015)
Redemptions (notes 2, 3, and 4)	(58)	(505)	(1,380)	(1,285)	(37,525)	(203,903)	-	-
Adjustments to maintain reserves	(1)	2	-	1	-	2	-	(1)

Net equity transactions	25,303	1,606	18,779	(1,284)	174,998	247,708	582	(7,015)

Net change in contract owners’ equity	26,838	977	36,074	(28,747)	244,071	251,620	-	(11,119)
Contract owners’ equity at beginning of period	977	-	121,295	150,042	1,218,958	967,338	-	11,119

Contract owners’ equity at end of period	$27,815	977	157,369	121,295	1,463,029	1,218,958	-	-

CHANGE IN UNITS:
Beginning units	89	-	8,169	8,250	84,838	67,223	-	750
Units purchased	2,265	1,830	1,297	-	48,401	81,298	8,078	7,200
Units redeemed	(5)	(1,741)	(89)	(81)	(37,079)	(63,683)	(8,078)	(7,950)

Ending units	2,349	89	9,377	8,169	96,160	84,838	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROAHY		PROBIO		PROBL		PROBM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$10,340	7,142	-	-	-	-	41	6
Realized gain (loss) on investments	(12,231)	(20,099)	(22,930)	(493)	(28,673)	(51,058)	20	(418)
Change in unrealized gain (loss) on investments	10,088	(2,034)	12,969	(20,120)	(8,603)	-	558	(127)
Reinvested capital gains	-	-	7,124	9,533	223,655	1,890	-	28

Net increase (decrease) in contract owners’ equity resulting from operations	8,197	(14,991)	(2,837)	(11,080)	186,379	(49,168)	619	(511)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(12,389)	230,572	12,786	(51,178)	1,240,235	53,030	8,651	(3,303)
Redemptions (notes 2, 3, and 4)	(2,884)	(100)	(17,407)	(4,087)	(23,547)	(3,862)	(955)	(20)
Adjustments to maintain reserves	-	(2)	-	1	1	-	-	(1)

Net equity transactions	(15,273)	230,470	(4,621)	(55,264)	1,216,689	49,168	7,696	(3,324)

Net change in contract owners’ equity	(7,076)	215,479	(7,458)	(66,344)	1,403,068	-	8,315	(3,835)
Contract owners’ equity at beginning of period	215,479	-	51,773	118,117	-	-	-	3,835

Contract owners’ equity at end of period	$208,403	215,479	44,315	51,773	1,403,068	-	8,315	-

CHANGE IN UNITS:
Beginning units	12,589	-	1,099	2,315	-	-	-	162
Units purchased	22,472	38,885	3,958	146	138,784	63,197	385	-
Units redeemed	(24,035)	(26,296)	(4,203)	(1,362)	(103,745)	(63,197)	(41)	(162)

Ending units	11,026	12,589	854	1,099	35,039	-	344	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROBNK		PROBR		PROCG		PROCS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$351	268	-	-	351	61	-	-
Realized gain (loss) on investments	(2,532)	(7,006)	-	(14,872)	(62,253)	(364)	-	(38,973)
Change in unrealized gain (loss) on investments	1,882	(1,882)	-	-	50,146	(40,531)	8,307	980
Reinvested capital gains	-	-	-	-	26,793	4,839	-	899

Net increase (decrease) in contract owners’ equity resulting from operations	(299)	(8,620)	-	(14,872)	15,037	(35,995)	8,307	(37,094)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	(103)
Transfers between funds	(27,899)	37,201	-	14,922	93,944	113,358	167,342	(149,362)
Redemptions (notes 2, 3, and 4)	(100)	(284)	-	(50)	(18,511)	(2,706)	(8)	(3,430)
Adjustments to maintain reserves	1	-	-	-	(1)	1	-	-

Net equity transactions	(27,998)	36,917	-	14,872	75,432	110,653	167,334	(152,895)

Net change in contract owners’ equity	(28,297)	28,297	-	-	90,469	74,658	175,641	(189,989)
Contract owners’ equity at beginning of period	28,297	-	-	-	176,737	102,079	-	189,989

Contract owners’ equity at end of period	$-	28,297	-	-	267,206	176,737	175,641	-

CHANGE IN UNITS:
Beginning units	1,201	-	-	-	6,028	2,622	-	3,942
Units purchased	130	6,964	-	133,804	16,875	3,488	4,030	58
Units redeemed	(1,331)	(5,763)	-	(133,804)	(14,133)	(82)	-	(4,000)

Ending units	-	1,201	-	-	8,770	6,028	4,030	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROE30		PROEM		PROFIN		PROHC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	141	712	74	206	76	-	-
Realized gain (loss) on investments	-	(1,524)	(13,764)	(13,360)	(4,212)	(11,896)	(3,773)	437
Change in unrealized gain (loss) on investments	-	(276)	4,763	12,151	10,352	(3,262)	(4,313)	(3,471)
Reinvested capital gains	-	414	-	-	1,864	989	6,717	3,566

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,245)	(8,289)	(1,135)	8,210	(14,093)	(1,369)	532

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	55,791	-	-
Transfers between funds	-	(11,771)	34,667	(74,741)	3,913	(3,548)	(103,662)	139,023
Redemptions (notes 2, 3, and 4)	-	-	(2,300)	(745)	(1,107)	(387)	(2,334)	(603)
Adjustments to maintain reserves	-	-	-	-	-	(1)	(1)	1

Net equity transactions	-	(11,771)	32,367	(75,486)	2,806	51,855	(105,997)	138,421

Net change in contract owners’ equity	-	(13,016)	24,078	(76,621)	11,016	37,762	(107,366)	138,953
Contract owners’ equity at beginning of period	-	13,016	10,576	87,197	77,600	39,838	166,536	27,583

Contract owners’ equity at end of period	$-	-	34,654	10,576	88,616	77,600	59,170	166,536

CHANGE IN UNITS:
Beginning units	-	786	1,101	7,608	2,885	1,257	3,666	571
Units purchased	-	-	11,144	113	1,387	5,701	145	3,513
Units redeemed	-	(786)	(9,116)	(6,620)	(1,379)	(4,073)	(2,519)	(418)

Ending units	-	-	3,129	1,101	2,893	2,885	1,292	3,666

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROIND		PROJP		PROLCG		PROLCV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	44	-
Realized gain (loss) on investments	4,328	(16,353)	5,376	(4,075)	(53)	(179,638)	(6)	(57,212)
Change in unrealized gain (loss) on investments	15,000	(673)	9,982	(3,543)	(1,600)	12,959	4,967	-
Reinvested capital gains	18,363	2,239	-	2,401	5,629	29,305	621	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,691	(14,787)	15,358	(5,217)	3,976	(137,374)	5,626	(57,212)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	55,791	-	-	-	173,370	-	-
Transfers between funds	182,630	(19,134)	4,264	(6,105)	51,191	(994,249)	403,646	104,634
Redemptions (notes 2, 3, and 4)	(2,598)	(926)	(1,954)	(24,753)	(1,366)	(644)	(1,024)	(47,421)
Adjustments to maintain reserves	-	-	-	1	-	(1)	-	(1)

Net equity transactions	180,032	35,731	2,310	(30,857)	49,825	(821,524)	402,622	57,212

Net change in contract owners’ equity	217,723	20,944	17,668	(36,074)	53,801	(958,898)	408,248	-
Contract owners’ equity at beginning of period	90,201	69,257	36,844	72,918	5,690	964,588	-	-

Contract owners’ equity at end of period	$307,924	90,201	54,512	36,844	59,491	5,690	408,248	-

CHANGE IN UNITS:
Beginning units	2,778	1,800	1,825	3,253	150	17,681	-	-
Units purchased	7,720	9,734	14,676	-	1,110	5,094	12,091	38,012
Units redeemed	(2,343)	(8,756)	(14,494)	(1,428)	(30)	(22,625)	(33)	(38,012)

Ending units	8,155	2,778	2,007	1,825	1,230	150	12,058	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROMC		PROMCG		PROMCV		PRON
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	20	6	-	-
Realized gain (loss) on investments	(11,460)	(360)	(102)	(74)	(1,134)	(13)	20,911	(7,339)
Change in unrealized gain (loss) on investments	20,133	(24,996)	8,260	(16,387)	1,191	(966)	10,616	(2,857)
Reinvested capital gains	-	13,425	322	12,048	410	604	516	3,694

Net increase (decrease) in contract owners’ equity resulting from operations	8,673	(11,931)	8,480	(4,413)	487	(369)	32,043	(6,502)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	59,318	-	-	(1)	7,496
Transfers between funds	(9,972)	10,825	-	-	368	2,246	(26,804)	180,536
Redemptions (notes 2, 3, and 4)	(593)	(560)	(345)	(222)	(78)	(58)	(2,892)	(50,757)
Adjustments to maintain reserves	-	1	-	-	-	-	1	(1)

Net equity transactions	(10,565)	10,266	(345)	59,096	290	2,188	(29,696)	137,274

Net change in contract owners’ equity	(1,892)	(1,665)	8,135	54,683	777	1,819	2,347	130,772
Contract owners’ equity at beginning of period	77,517	79,182	54,683	-	6,400	4,581	153,692	22,920

Contract owners’ equity at end of period	$75,625	77,517	62,818	54,683	7,177	6,400	156,039	153,692

CHANGE IN UNITS:
Beginning units	2,858	2,484	1,883	-	226	148	3,167	312
Units purchased	1,361	420	-	1,891	802	80	19,465	43,401
Units redeemed	(1,770)	(46)	(11)	(8)	(805)	(2)	(20,519)	(40,546)

Ending units	2,449	2,858	1,872	1,883	223	226	2,113	3,167

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PRONET		PROOG		PROPHR		PROPM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	1,080	134	-	-	-	-
Realized gain (loss) on investments	(15,893)	(147,707)	(503)	(1,877)	-	(3,020)	(5,543)	(7,364)
Change in unrealized gain (loss) on investments	41,118	(20,315)	(3,254)	517	-	-	4,214	(5,061)
Reinvested capital gains	22,148	49,066	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,373	(118,956)	(2,677)	(1,226)	-	(3,020)	(1,329)	(12,425)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	1,000	-	-	-	-
Transfers between funds	47,964	(175,554)	24,067	63,403	-	3,080	14,048	(7,029)
Redemptions (notes 2, 3, and 4)	(8,415)	(1,816)	(1,255)	(81)	-	(60)	(1,683)	(2,319)
Adjustments to maintain reserves	(1)	-	-	-	-	-	(1)	1

Net equity transactions	39,548	(177,370)	22,812	64,322	-	3,020	12,364	(9,347)

Net change in contract owners’ equity	86,921	(296,326)	20,135	63,096	-	-	11,035	(21,772)
Contract owners’ equity at beginning of period	56,260	352,586	63,096	-	-	-	13,244	35,016

Contract owners’ equity at end of period	$143,181	56,260	83,231	63,096	-	-	24,279	13,244

CHANGE IN UNITS:
Beginning units	1,727	5,832	3,797	-	-	-	2,343	5,512
Units purchased	10,709	266	4,717	12,035	-	6,994	31,265	13,214
Units redeemed	(9,502)	(4,371)	(3,377)	(8,238)	-	(6,994)	(29,376)	(16,383)

Ending units	2,934	1,727	5,137	3,797	-	-	4,232	2,343

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PRORE		PRORRO		PROSC		PROSCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	76	21	-	-	-	-	-
Realized gain (loss) on investments	-	(3,113)	(5,824)	49,677	99	(109)	28	(1,736)
Change in unrealized gain (loss) on investments	-	-	597	(2,515)	14,295	(31,596)	716	176
Reinvested capital gains	-	-	-	-	-	9,667	281	763

Net increase (decrease) in contract owners’ equity resulting from operations	-	(3,037)	(5,206)	47,162	14,394	(22,038)	1,025	(797)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	3,100	(42,534)	14,668	15,054	3,839	3,420	1,488
Redemptions (notes 2, 3, and 4)	-	(62)	(166)	(4,255)	(723)	(298)	(475)	(127)
Adjustments to maintain reserves	-	(1)	(1)	1	1	(1)	(1)	(1)

Net equity transactions	-	3,037	(42,701)	10,414	14,332	3,540	2,944	1,360

Net change in contract owners’ equity	-	-	(47,907)	57,576	28,726	(18,498)	3,969	563
Contract owners’ equity at beginning of period	-	-	57,576	-	81,726	100,224	6,102	5,539

Contract owners’ equity at end of period	$-	-	9,669	57,576	110,452	81,726	10,071	6,102

CHANGE IN UNITS:
Beginning units	-	-	16,698	-	3,542	3,395	196	138
Units purchased	-	1,068	29,386	317,450	766	187	100	211
Units redeemed	-	(1,068)	(43,328)	(300,752)	(142)	(40)	(15)	(153)

Ending units	-	-	2,756	16,698	4,166	3,542	281	196

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROSCN		PROSCV		PROSIN		PROSN
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	1	-	-	-	-	-
Realized gain (loss) on investments	94,409	3,462	(64)	(88)	-	(6,696)	(10,589)	8,996
Change in unrealized gain (loss) on investments	90,246	(66,645)	345	(1,230)	-	-	(7)	7
Reinvested capital gains	2,549	5,503	167	663	-	-	10	-

Net increase (decrease) in contract owners’ equity resulting from operations	187,204	(57,680)	449	(655)	-	(6,696)	(10,586)	9,003

Equity transactions:
Purchase payments received from contract owners (note 4)	(2)	-	-	(1)	-	-	-	-
Transfers between funds	190,849	(35,476)	-	4,454	-	6,696	5,110	(2,040)
Redemptions (notes 2, 3, and 4)	(29,794)	(1,591)	(178)	(214)	-	-	(529)	(958)
Adjustments to maintain reserves	3	1	(1)	1	-	-	-	-

Net equity transactions	161,056	(37,066)	(179)	4,240	-	6,696	4,581	(2,998)

Net change in contract owners’ equity	348,260	(94,746)	270	3,585	-	-	(6,005)	6,005
Contract owners’ equity at beginning of period	84,260	179,006	3,585	-	-	-	6,005	-

Contract owners’ equity at end of period	$432,520	84,260	3,855	3,585	-	-	-	6,005

CHANGE IN UNITS:
Beginning units	1,586	2,106	136	-	-	-	7,127	-
Units purchased	10,452	151	-	144	-	48,554	1,116,025	1,626,456
Units redeemed	(7,834)	(671)	(7)	(8)	-	(48,554)	(1,123,152)	(1,619,329)

Ending units	4,204	1,586	129	136	-	-	-	7,127

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROTEC		PROTEL		PROUB		PROUMC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(1,959)	(983)	(186)	(67)	(6,200)	(5,765)	-	(15)
Change in unrealized gain (loss) on investments	15,801	(12,891)	-	-	52,241	(78,302)	-	(46)
Reinvested capital gains	3,375	4,323	-	-	-	27,434	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,217	(9,551)	(186)	(67)	46,041	(56,633)	-	(61)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	5,831	-	-	-	-	-	-
Transfers between funds	32,737	6,461	186	67	(11,530)	14,029	-	(447)
Redemptions (notes 2, 3, and 4)	(1,803)	(580)	-	-	(2,598)	(3,041)	-	(1)
Adjustments to maintain reserves	-	(1)	-	-	-	1	-	(1)

Net equity transactions	30,934	11,711	186	67	(14,128)	10,989	-	(449)

Net change in contract owners’ equity	48,151	2,160	-	-	31,913	(45,644)	-	(510)
Contract owners’ equity at beginning of period	25,647	23,487	-	-	105,792	151,436	-	510

Contract owners’ equity at end of period	$73,798	25,647	-	-	137,705	105,792	-	-

CHANGE IN UNITS:
Beginning units	537	316	-	-	1,505	1,311	-	7
Units purchased	2,885	489	1,543	1,539	39	368	-	-
Units redeemed	(2,444)	(268)	(1,543)	(1,539)	(195)	(174)	-	(7)

Ending units	978	537	-	-	1,349	1,505	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROUN		PROUSC		PROUSN		PROUTL
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	207,442	(269,963)	-	(86)	(28,177)	(67,887)	2,509	3
Change in unrealized gain (loss) on investments	28,009	(29,778)	-	3	-	-	(2,978)	2,978
Reinvested capital gains	-	81,794	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	235,451	(217,947)	-	(83)	(28,177)	(67,887)	(469)	2,981

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	413	-	-	(3)	(17)	-	-
Transfers between funds	(180,631)	332,246	-	(384)	28,879	69,218	(36,280)	33,860
Redemptions (notes 2, 3, and 4)	(5,423)	(3,490)	-	(1)	(700)	(1,315)	(32)	(59)
Adjustments to maintain reserves	-	1	-	-	1	1	(1)	-

Net equity transactions	(186,055)	329,170	-	(385)	28,177	67,887	(36,313)	33,801

Net change in contract owners’ equity	49,396	111,223	-	(468)	-	-	(36,782)	36,782
Contract owners’ equity at beginning of period	293,323	182,100	-	468	-	-	36,782	-

Contract owners’ equity at end of period	$342,719	293,323	-	-	-	-	-	36,782

CHANGE IN UNITS:
Beginning units	2,059	499	-	8	-	-	1,222	-
Units purchased	35,945	40,951	-	-	58,808,336	105,659,623	1	1,224
Units redeemed	(36,887)	(39,391)	-	(8)	(58,808,336)	(105,659,623)	(1,223)	(2)

Ending units	1,117	2,059	-	-	-	-	-	1,222

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVDIB		PVEIB		PVHYB		PVIB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	2,262	21,556	9,121	417	13,525	373	4,358
Realized gain (loss) on investments	(4,203)	(3,944)	4,486	60,864	13,395	(18,399)	(21)	(14,209)
Change in unrealized gain (loss) on investments	4,205	213	83,416	(136,055)	171	(4,419)	(47)	770
Reinvested capital gains	-	714	60,426	52,840	-	513	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2	(755)	169,884	(13,230)	13,983	(8,780)	305	(9,081)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	6,037	55,369	-	7,496	1	-
Transfers between funds	(19,781)	(13,112)	187,620	263,765	(13,048)	(402,750)	-	(70,467)
Redemptions (notes 2, 3, and 4)	(241)	(1,399)	(50,926)	(17,192)	(93)	(1,847)	(68)	(326)
Adjustments to maintain reserves	-	1	-	(2)	-	-	(2)	-

Net equity transactions	(20,022)	(14,510)	142,731	301,940	(13,141)	(397,101)	(69)	(70,793)

Net change in contract owners’ equity	(20,020)	(15,265)	312,615	288,710	842	(405,881)	236	(79,874)
Contract owners’ equity at beginning of period	20,020	35,285	954,318	665,608	7,583	413,464	6,539	86,413

Contract owners’ equity at end of period	$-	20,020	1,266,933	954,318	8,425	7,583	6,775	6,539

CHANGE IN UNITS:
Beginning units	1,561	2,686	24,551	16,587	462	22,260	499	5,689
Units purchased	-	-	5,190	16,582	167,745	195,167	-	-
Units redeemed	(1,561)	(1,125)	(1,562)	(8,618)	(167,749)	(216,965)	(5)	(5,190)

Ending units	-	1,561	28,179	24,551	458	462	494	499

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVNOB		RWMVI		RWMVN		ROCMC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$653	115	3,384	4,812	52	355	-	-
Realized gain (loss) on investments	3,165	(284)	(323)	16	-	-	(9,765)	(68,304)
Change in unrealized gain (loss) on investments	18,840	(7,289)	5,348	(3,900)	273	(1,052)	43,254	(64,006)
Reinvested capital gains	4,006	3,212	-	-	-	-	-	95,327

Net increase (decrease) in contract owners’ equity resulting from operations	26,664	(4,246)	8,409	928	325	(697)	33,489	(36,983)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	(1)	-
Transfers between funds	(57,227)	95,423	149,725	107,177	-	-	53,842	19,007
Redemptions (notes 2, 3, and 4)	(2,831)	(1,400)	(3,110)	(2,314)	-	-	(3,504)	(2,760)
Adjustments to maintain reserves	-	1	(1)	1	-	(1)	1	(1)

Net equity transactions	(60,058)	94,024	146,614	104,864	-	(1)	50,338	16,246

Net change in contract owners’ equity	(33,394)	89,778	155,023	105,792	325	(698)	83,827	(20,737)
Contract owners’ equity at beginning of period	116,060	26,282	105,792	-	8,486	9,184	148,198	168,935

Contract owners’ equity at end of period	$82,666	116,060	260,815	105,792	8,811	8,486	232,025	148,198

CHANGE IN UNITS:
Beginning units	8,678	1,515	9,589	-	687	687	4,988	4,411
Units purchased	2,369	7,264	13,907	10,119	-	-	6,204	5,752
Units redeemed	(6,146)	(101)	(843)	(530)	-	-	(4,617)	(5,175)

Ending units	4,901	8,678	22,653	9,589	687	687	6,575	4,988

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ROCSC		TRBCG2		TREI2		TRHS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,731	837	-	-	9,936	8,608	-	-
Realized gain (loss) on investments	(4,638)	(1,928)	24,821	157,682	(20,715)	(1,163)	(12,692)	52,576
Change in unrealized gain (loss) on investments	28,827	(58,232)	1,194,099	(1,802,195)	42,687	(61,726)	888	(216,156)
Reinvested capital gains	17,975	3,767	-	122,711	18,544	28,465	43,184	24,892

Net increase (decrease) in contract owners’ equity resulting from operations	43,895	(55,556)	1,218,920	(1,521,802)	50,452	(25,816)	31,380	(138,688)

Equity transactions:
Purchase payments received from contract owners (note 4)	13,125	1,440	(320)	74,091	1,992	188,373	2,010	11,770
Transfers between funds	(7,957)	(113,481)	870,547	(595,645)	(137,486)	17,491	(157,086)	279,593
Redemptions (notes 2, 3, and 4)	(17,936)	(6,182)	(311,526)	(83,272)	(9,327)	(49,422)	(33,534)	(31,910)
Adjustments to maintain reserves	(1)	-	-	4	(3)	1	1	1

Net equity transactions	(12,769)	(118,223)	558,701	(604,822)	(144,824)	156,443	(188,609)	259,454

Net change in contract owners’ equity	31,126	(173,779)	1,777,621	(2,126,624)	(94,372)	130,627	(157,229)	120,766
Contract owners’ equity at beginning of period	210,912	384,691	2,194,466	4,321,090	547,376	416,749	1,324,913	1,204,147

Contract owners’ equity at end of period	$242,038	210,912	3,972,087	2,194,466	453,004	547,376	1,167,684	1,324,913

CHANGE IN UNITS:
Beginning units	6,938	11,490	55,449	66,970	18,411	13,515	16,194	12,850
Units purchased	3,288	8,297	30,954	10,920	2,358	12,838	977	8,856
Units redeemed	(3,904)	(12,849)	(19,024)	(22,441)	(6,830)	(7,942)	(3,272)	(5,512)

Ending units	6,322	6,938	67,379	55,449	13,939	18,411	13,899	16,194

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TRLT2		TRMCG2		TAVV		VVGGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$10,910	6,327	-	-	3,860	5,494	-	-
Realized gain (loss) on investments	(7,210)	(1,886)	(29)	-	24,096	(271,425)	(11,795)	(118)
Change in unrealized gain (loss) on investments	12,295	(25,742)	324	-	3,395	3,925	8,790	(5,323)
Reinvested capital gains	-	554	1,416	-	10,739	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,995	(20,747)	1,711	-	42,090	(262,006)	(3,005)	(5,441)

Equity transactions:
Purchase payments received from contract owners (note 4)	1	23,489	-	-	-	12,930	-	-
Transfers between funds	11,885	96	21,348	-	11,333	487,722	43,594	8,588
Redemptions (notes 2, 3, and 4)	(49,953)	(107,023)	(413)	-	(12,252)	(64,170)	(1,299)	(197)
Adjustments to maintain reserves	(1)	-	-	-	-	1	-	-

Net equity transactions	(38,068)	(83,438)	20,935	-	(919)	436,483	42,295	8,391

Net change in contract owners’ equity	(22,073)	(104,185)	22,646	-	41,171	174,477	39,290	2,950
Contract owners’ equity at beginning of period	348,148	452,333	-	-	174,477	-	37,497	34,547

Contract owners’ equity at end of period	$326,075	348,148	22,646	-	215,648	174,477	76,787	37,497

CHANGE IN UNITS:
Beginning units	27,194	33,643	-	-	7,811	-	3,446	2,751
Units purchased	7,584	9,283	2,056	-	28,021	165,702	19,740	713
Units redeemed	(10,445)	(15,732)	(43)	-	(27,841)	(157,891)	(16,794)	(18)

Ending units	24,333	27,194	2,013	-	7,991	7,811	6,392	3,446

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VWBF		VWEM		VWHA		VVB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,052	2,068	16,505	1,348	11,047	7,647	117,004	96,801
Realized gain (loss) on investments	(1,475)	(38)	(77,560)	(48,769)	1,818	19,245	(22,403)	(43,688)
Change in unrealized gain (loss) on investments	4,664	(2,524)	100,635	(186,960)	(27,266)	(36,415)	575,125	(1,543,244)
Reinvested capital gains	-	-	-	93,529	-	-	260,010	559,562

Net increase (decrease) in contract owners’ equity resulting from operations	5,241	(494)	39,580	(140,852)	(14,401)	(9,523)	929,736	(930,569)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(2)	58,769	10,849	31,044	442,474	482,355
Transfers between funds	245	26,249	13,564	(9,980)	3,153	296,116	239,311	826,339
Redemptions (notes 2, 3, and 4)	(546)	(206)	(30,922)	(8,054)	(92,580)	(15,518)	(206,354)	(149,789)
Adjustments to maintain reserves	-	(1)	1	-	(1)	-	3	(1)

Net equity transactions	(301)	26,042	(17,359)	40,735	(78,579)	311,642	475,434	1,158,904

Net change in contract owners’ equity	4,940	25,548	22,221	(100,117)	(92,980)	302,119	1,405,170	228,335
Contract owners’ equity at beginning of period	46,761	21,213	425,398	525,515	401,473	99,354	6,312,293	6,083,958

Contract owners’ equity at end of period	$51,701	46,761	447,619	425,398	308,493	401,473	7,717,463	6,312,293

CHANGE IN UNITS:
Beginning units	3,111	1,314	16,387	15,309	15,380	4,126	345,072	284,312
Units purchased	3,759	1,812	5,024	5,122	571	13,409	46,713	116,356
Units redeemed	(3,782)	(15)	(5,704)	(4,044)	(3,694)	(2,155)	(21,841)	(55,596)

Ending units	3,088	3,111	15,707	16,387	12,257	15,380	369,944	345,072

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVCA		VVCG		VVDV		VVEI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$8,478	23,879	18,024	11,218	16,536	13,043	122,508	90,847
Realized gain (loss) on investments	(19,573)	(25,701)	66,628	50,780	61,626	131,347	23,305	21,863
Change in unrealized gain (loss) on investments	64,212	(179,129)	316,243	(597,963)	156,162	(460,019)	30,942	(567,101)
Reinvested capital gains	12,602	45,050	111,505	176,385	78,330	130,588	265,789	431,115

Net increase (decrease) in contract owners’ equity resulting from operations	65,719	(135,901)	512,400	(359,580)	312,654	(185,041)	442,544	(23,276)

Equity transactions:
Purchase payments received from contract owners (note 4)	322,008	30,019	93	19,486	19,107	-	504,569	292,619
Transfers between funds	96,780	(45,709)	(353,697)	183,867	438,435	(113,496)	479,978	1,412,855
Redemptions (notes 2, 3, and 4)	(93,959)	(492,398)	(17,681)	(33,742)	(82,253)	(15,442)	(487,185)	(277,906)
Adjustments to maintain reserves	-	1	-	(1)	(1)	2	(5)	2

Net equity transactions	324,829	(508,087)	(371,285)	169,610	375,288	(128,936)	497,357	1,427,570

Net change in contract owners’ equity	390,548	(643,988)	141,115	(189,970)	687,942	(313,977)	939,901	1,404,294
Contract owners’ equity at beginning of period	534,211	1,178,199	1,962,713	2,152,683	1,397,730	1,711,707	5,055,016	3,650,722

Contract owners’ equity at end of period	$924,759	534,211	2,103,828	1,962,713	2,085,672	1,397,730	5,994,917	5,055,016

CHANGE IN UNITS:
Beginning units	49,886	93,400	76,507	70,742	70,512	76,240	224,610	160,738
Units purchased	35,344	44,269	2,692	25,189	27,615	14,295	61,861	87,433
Units redeemed	(8,283)	(87,783)	(14,961)	(19,424)	(10,319)	(20,023)	(39,438)	(23,561)

Ending units	76,947	49,886	64,238	76,507	87,808	70,512	247,033	224,610

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVEIX		VVG		VVGBI		VVHGB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$103,826	85,844	(1,143)	(11,955)	25,796	35,367	331,875	278,570
Realized gain (loss) on investments	332,094	226,534	(231,531)	(163,414)	(53,065)	(9,072)	(131,712)	(140,646)
Change in unrealized gain (loss) on investments	1,445,723	(2,367,648)	1,989,685	(3,608,643)	110,144	(255,685)	623,823	(2,508,199)
Reinvested capital gains	281,634	355,593	-	1,691,885	2,575	14,454	-	112,264

Net increase (decrease) in contract owners’ equity resulting from operations	2,163,277	(1,699,677)	1,757,011	(2,092,127)	85,450	(214,936)	823,986	(2,258,011)

Equity transactions:
Purchase payments received from contract owners (note 4)	130,668	351,332	247,149	65,614	83,793	53,164	522,808	1,067,115
Transfers between funds	332,519	749,353	729,074	633,975	(84,886)	149,804	1,296,839	883,231
Redemptions (notes 2, 3, and 4)	(273,312)	(135,751)	(225,368)	(245,833)	(82,475)	(19,288)	(646,765)	(1,183,931)
Adjustments to maintain reserves	3	2	3	-	-	-	3	-

Net equity transactions	189,878	964,936	750,858	453,756	(83,568)	183,680	1,172,885	766,415

Net change in contract owners’ equity	2,353,155	(734,741)	2,507,869	(1,638,371)	1,882	(31,256)	1,996,871	(1,491,596)
Contract owners’ equity at beginning of period	8,270,788	9,005,529	4,271,494	5,909,865	1,480,201	1,511,457	14,882,009	16,373,605

Contract owners’ equity at end of period	$10,623,943	8,270,788	6,779,363	4,271,494	1,482,083	1,480,201	16,878,880	14,882,009

CHANGE IN UNITS:
Beginning units	346,514	307,749	181,446	166,863	156,096	138,123	1,358,711	1,294,131
Units purchased	61,080	77,654	52,972	54,079	23,228	24,566	234,352	329,250
Units redeemed	(53,778)	(38,889)	(28,406)	(39,496)	(32,226)	(6,593)	(129,805)	(264,670)

Ending units	353,816	346,514	206,012	181,446	147,098	156,096	1,463,258	1,358,711

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVHYB		VVI		VVMA		VVMCI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$147,073	123,043	92,296	67,492	16,627	2,224	68,078	44,608
Realized gain (loss) on investments	(262,527)	(38,287)	(42,571)	(4,712)	(8,794)	(18,923)	2,464	183
Change in unrealized gain (loss) on investments	465,475	(357,118)	715,956	(3,783,564)	175,086	(28,245)	682,381	(1,685,748)
Reinvested capital gains	-	-	241,793	1,236,914	31,886	6,203	103,221	551,556

Net increase (decrease) in contract owners’ equity resulting from operations	350,021	(272,362)	1,007,474	(2,483,870)	214,805	(38,741)	856,144	(1,089,401)

Equity transactions:
Purchase payments received from contract owners (note 4)	103,278	176,622	316,706	780,477	1,299,892	807,850	264,104	467,088
Transfers between funds	(6,445)	427,130	812,266	579,668	16,892	(75,110)	(369,711)	835,245
Redemptions (notes 2, 3, and 4)	(154,929)	(184,127)	(193,754)	(192,061)	(48,831)	(6,720)	(227,122)	(186,739)
Adjustments to maintain reserves	-	(2)	(2)	2	1	-	(5)	-

Net equity transactions	(58,096)	419,623	935,216	1,168,086	1,267,954	726,020	(332,734)	1,115,594

Net change in contract owners’ equity	291,925	147,261	1,942,690	(1,315,784)	1,482,759	687,279	523,410	26,193
Contract owners’ equity at beginning of period	2,985,838	2,838,577	6,684,052	7,999,836	843,751	156,472	5,548,175	5,521,982

Contract owners’ equity at end of period	$3,277,763	2,985,838	8,626,742	6,684,052	2,326,510	843,751	6,071,585	5,548,175

CHANGE IN UNITS:
Beginning units	223,316	191,945	403,186	336,365	74,783	11,630	269,551	217,243
Units purchased	167,445	72,764	91,422	118,917	108,095	70,439	35,524	86,249
Units redeemed	(170,675)	(41,393)	(39,611)	(52,096)	(3,979)	(7,286)	(49,774)	(33,941)

Ending units	220,086	223,316	454,997	403,186	178,899	74,783	255,301	269,551

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVREI		VVSCG		VVSTC		VVTISI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$44,290	34,607	924	152	205,517	138,301	140,838	142,039
Realized gain (loss) on investments	(3,246)	19,012	(16,159)	(27,068)	(63,029)	(87,650)	9,335	1,440
Change in unrealized gain (loss) on investments	136,154	(784,247)	115,818	(341,966)	520,264	(754,562)	617,115	(1,155,917)
Reinvested capital gains	93,699	89,714	-	175,406	-	78,525	65,267	160,969

Net increase (decrease) in contract owners’ equity resulting from operations	270,897	(640,914)	100,583	(193,476)	662,752	(625,386)	832,555	(851,469)

Equity transactions:
Purchase payments received from contract owners (note 4)	273,716	100,646	13	-	762,569	646,644	204,268	471,855
Transfers between funds	242,414	147,307	13,648	(25,340)	415,862	717,379	865,432	342,411
Redemptions (notes 2, 3, and 4)	(87,407)	(85,764)	(25,672)	(8,843)	(449,208)	(408,889)	(58,988)	(39,986)
Adjustments to maintain reserves	(1)	-	-	1	(1)	(2)	(1)	(3)

Net equity transactions	428,722	162,189	(12,011)	(34,182)	729,222	955,132	1,010,711	774,277

Net change in contract owners’ equity	699,619	(478,725)	88,572	(227,658)	1,391,974	329,746	1,843,266	(77,192)
Contract owners’ equity at beginning of period	1,931,797	2,410,522	527,655	755,313	10,834,816	10,505,070	5,016,546	5,093,738

Contract owners’ equity at end of period	$2,631,416	1,931,797	616,227	527,655	12,226,790	10,834,816	6,859,812	5,016,546

CHANGE IN UNITS:
Beginning units	109,611	100,556	30,184	32,173	971,905	886,190	463,364	394,165
Units purchased	40,521	24,861	1,813	1,289	177,896	271,555	112,758	104,892
Units redeemed	(16,128)	(15,806)	(2,461)	(3,278)	(114,071)	(185,840)	(26,364)	(35,693)

Ending units	134,004	109,611	29,536	30,184	1,035,730	971,905	549,758	463,364

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVTSM		VRVDIA		VRVDRA		VRVNMA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$133,043	158,396	71	-	7,491	4,126	26,251	19,495
Realized gain (loss) on investments	90,761	232,098	(273)	-	(15,487)	(720)	(11,637)	(25,732)
Change in unrealized gain (loss) on investments	2,622,727	(4,759,798)	4,960	-	44,719	(126,030)	32,634	(35,887)
Reinvested capital gains	846,622	1,039,738	-	-	3,502	9,801	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,693,153	(3,329,566)	4,758	-	40,225	(112,823)	47,248	(42,124)

Equity transactions:
Purchase payments received from contract owners (note 4)	748,437	300,069	-	-	5,352	1,000	26,818	214,076
Transfers between funds	2,721,571	773,684	67,805	-	(38,504)	132,250	(55,347)	120,586
Redemptions (notes 2, 3, and 4)	(522,460)	(825,905)	(541)	-	(17,521)	(10,655)	(5,447)	(29,123)
Adjustments to maintain reserves	(1)	1	-	-	1	1	-	1

Net equity transactions	2,947,547	247,849	67,264	-	(50,672)	122,596	(33,976)	305,540

Net change in contract owners’ equity	6,640,700	(3,081,717)	72,022	-	(10,447)	9,773	13,272	263,416
Contract owners’ equity at beginning of period	13,186,947	16,268,664	-	-	371,160	361,387	565,385	301,969

Contract owners’ equity at end of period	$19,827,647	13,186,947	72,022	-	360,713	371,160	578,657	565,385

CHANGE IN UNITS:
Beginning units	581,608	575,513	-	-	15,233	10,962	38,943	18,819
Units purchased	153,161	102,303	12,494	-	801	8,993	4,115	35,160
Units redeemed	(38,721)	(96,208)	(7,966)	-	(2,700)	(4,722)	(6,386)	(15,036)

Ending units	696,048	581,608	4,528	-	13,334	15,233	36,672	38,943

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life of New York Annuity Account 1 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company of New York (the Company) on June 20, 2014. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The Separate Account offers an interest-only variable annuity product.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (ABIGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)*

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)*

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)*

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)*

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)*

Rydex Variable Trust - Basic Materials Fund (RBMF)*

Rydex Variable Trust - Consumer Products Fund (RCPF)*

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)*

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)*

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)*

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Rydex Variable Trust - Retailing Fund (RRF)*

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)*

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)*

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)*

Rydex Variable Trust - Utilities Fund (RUTL)*

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)*

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)*

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)*

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)*

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)*

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)*

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)*

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)*

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)*

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)*

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)*

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)*

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class (MNCPS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)*

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)*

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)*

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)*

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (NBARMS)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)*

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)*

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2 (NOTG2)*

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)*

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)*

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2 (NOTMG2)*

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PROFUNDS

ProFund VP Asia 30 (PROA30)*

ProFund Access VP High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Materials (PROBM)

ProFund VP Banks (PROBNK)*

ProFund VP Bear (PROBR)*

ProFund VP Consumer Staples (PROCG)

ProFund VP Consumer Discretionary (PROCS)

ProFund VP Europe 30 (PROE30)*

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP Falling US Dollar (PROFUD)*

ProFund VP Government Money Market (PROGMM)*

ProFund VP U.S. Government Plus (PROGVP)*

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)*

ProFund VP Japan (PROJP)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

ProFund VP Large-Cap Growth (PROLCG)

ProFund VP Large-Cap Value (PROLCV)

ProFund VP Mid-Cap (PROMC)

ProFund VP Mid-Cap Growth (PROMCG)

ProFund VP Mid-Cap Value (PROMCV)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Energy (PROOG)

ProFund VP Pharmaceuticals (PROPHR)*

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)*

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Small Cap (PROSC)

ProFund VP Small-Cap Growth (PROSCG)

ProFund VP Semiconductor (PROSCN)

ProFund VP Small-Cap Value (PROSCV)

ProFund VP Short Emerging Markets (PROSEM)*

ProFund VP Short International (PROSIN)*

ProFund VP Short Mid-Cap (PROSMC)*

ProFund VP Short NASDAQ-100 (PROSN)*

ProFund VP Short Small-Cap (PROSSC)*

ProFund VP Technology (PROTEC)

ProFund VP Communication Services (PROTEL)*

ProFund VP UltraBull (PROUB)

ProFund VP UltraMid-Cap (PROUMC)*

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraSmall-Cap (PROUSC)*

ProFund VP UltraShort NASDAQ-100 (PROUSN)*

ProFund VP Utilities (PROUTL)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)*

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)*

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)*

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

PUTNAM VARIABLE TRUST

Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB (PVAR5B)*

REDWOOD

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan - Conservative Growth VS Fund (TPVCGP)*

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund - Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

*	At December 31, 2023, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)	4/28/2022
Fidelity VIP Value Strategies - Serv II (FVSS2)	6/8/2022
MFS VIT International Growth - Service (MVIGSC)	8/29/2022
NVIT Emerging Markets Class II (GEM2)	5/10/2022
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	6/2/2023
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	6/2/2023
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)	7/18/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	5/4/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	9/15/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	10/26/2023
BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund : Class III (BRVUG3)		5/2/2023
Janus Aspen Series - Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio: Service Shares (JIULVV)		4/28/2023
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)		4/27/2023
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)		4/27/2023
Timothy Plan - Strategic Growth VS Fund (TPVSGP)		4/17/2023

There were no subaccount mergers for the one-year period ending December 31, 2023.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVGIA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	5/1/2023
ALVSVB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B	5/1/2023
SVDF	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	Allspring Variable Trust - VT Discovery Fund: Class 2	5/1/2023
ARLPE3	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	5/1/2023
LZRUSM	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares	9/1/2023
MGRFV	The Merger Fund VL - The Merger Fund VL: Class I	The Merger Fund VL - The Merger Fund VL	5/1/2023
NVNSR1	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	5/1/2023
AMCG	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	5/1/2023
AMRI	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares	5/1/2023
AMTB	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	5/1/2023
NBARMS	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares	5/1/2023
PMVEBA	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	5/1/2023
PMVGBA	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	5/1/2023
PROBM	ProFund VP Materials	ProFund VP Basic Materials	5/1/2023
PROCG	ProFund VP Consumer Staples	ProFund VP Consumer Goods	5/1/2023
PROCS	ProFund VP Consumer Services	ProFund VP Consumer Discretionary	5/1/2023
PROOG	ProFund VP Energy	ProFund VP Oil & Gas	5/1/2023
PROTEL	ProFund VP Communication Services	ProFund VP Telecommunications	5/1/2023

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Company deducts a monthly subscription charge of $20 to issue and administer each Monument Advisor NY and Monument Advisor Select NY contract. These fees were $163,956 and $135,681 for the years ended December 31, 2023 and 2022, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor NY and Monument Advisor Select NY, which is between 0.05% and 0.25% of the daily total net assets depending on the investment option. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $351,069 and $330,392 for the year ended December 31, 2023 and 2022, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABIGB	$53,211	$19
ABTGB	81,468	75,499
ALVGIA	182,231	103,945
ALVIVB	329	725
ALVSVB	36,250	50,563
APTGBS	722,307	382,792
ALCAI2	395	12,067
ALCGI2	28,600	7,667
ALMGI2	384,251	243,271
SVDF	5,550	46,943
AAEIP3	6,018	183,390
AAGEA2	49,587	4,891

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

ABEAA2	325,013	13,607
ACEAA2	208,122	35,155
AGEAA2	570,186	7,233
AUGEA2	5,005	1,829
ACVB	18,281	133,323
ACVI	24,917	16,155
ACVIG	8,307	162,110
ACVIP2	20,271	66,139
ACVLVI	3,442	50,255
ACVU1	76,299	3,005
ACVV	1,281	142
AMVAA4	122,105	113,146
AMVBC4	170,024	11,579
AMVBD4	321,179	243,192
AMVCB4	472,851	5,690
AMVGB4	23,095	38,848
AMVGG4	83,335	78,163
AMVGI4	161,095	317,241
AMVGR4	339,065	301,605
AMVGS4	50,747	21,408
AMVGW4	184,196	87,728
AMVHI4	3,985,672	2,242,755
AMVI4	26,925	289,574
AMVIG4	73,801	52,590
AMVM4	68,274	33,641
AMVNW4	350,916	359,962
AMVUA4	390,989	161,121
AVPAP2	41,477	6,501
AVRBP2	59,044	6,202
PIHYB2	2,963,341	4,563,002
PIVB2	49,486	1,584
PIVEI2	11,994	90,482
PIVF2	47,768	32,255
PIVMV2	28,766	9
PIVSI2	29,706	10,164
BRVED3	54,291	12,285
BRVHY3	360,700	324,215
BRVTR3	244,649	32,196
BVLCC3	76,218	1,495
BVLCV3	5,536	1
BVLFG3	1,588,968	851,065
MLVGA3	161,701	45,644
DSIF	503,460	530,480
DSRG	120,441	109,347
DVSCS	268,080	77,514
CVSBF	11,702	9,340
CLVGT2	182,776	52,602
CLVLV1	130	5,844
CLVSI2	323,305	122,722
CLVSV1	98,815	166,853
CSCRS	57,175	46,298
DWVSVS	22,965	15,398
DFVEA	2,607,065	148,473
DFVGB	406,344	108,265
DFVGMI	1,272,774	749,457
DFVIS	460,187	474,267
DFVIV	816,952	1,141,358
DFVSTF	1,005,010	1,149,093
DFVULV	1,208,710	1,342,791

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

DFVUTV	1,213,951	864,341
ETVFR	481,327	1,692,276
FHIB	335,678	50,960
FVK2S	6,150	90
FVU2	47,933	106
FB2	85,596	281,673
FC2	589,491	859,838
FDSCS2	79,665	14,697
FEI2	259,418	29,450
FG2	952,947	103,999
FGI2	102,178	101,965
FGO2	1,001,376	354,115
FHI2	55,813	51,629
FIGBP2	1,165,784	1,233,522
FMC2	133,259	37,127
FNRS2	678,432	666,461
FO2	2,913	4,543
FRESS2	183,144	242,002
FV2	131,281	13,229
FVFI2	7,787	73,377
FVFRHI	537,761	245,123
FVICA2	369,617	116,030
FVSIS2	196,815	139,827
FVSS2	71,085	58,680
FEOVF	114,919	66,820
FTVGI2	99,148	43,704
FTVGR2	37,697	5,922
FTVIS2	193,539	18,838
FTVMS2	11,359	9,789
FTVRD2	264,519	547,780
FTVSI2	68,967	118,748
FTVUG2	24,956	147
GVMSA	132,031	3,110
GVFRB	1,703,006	280,716
GVR2XS	175,475	135,220
GVTRBE	330,795	201,357
RAF	113,964	141,414
RBF	26,068	25,194
RBMF	86,252	83,947
RELF	47,573	40,830
RENF	83,886	111,292
RESF	186,893	167,199
RFSF	41,939	3,600
RHCF	116,603	147,507
RINF	137,435	104,657
RJNF	115,001	111,235
RLCE	52,326	8,146
RLF	451,467	421,243
RMED	10,309	3,388
RNF	80,519	79,857
ROF	1,804,867	1,314,887
RPMF	465,674	486,745
RREF	2,218	87
RRF	23,074	104,192
RSRF	291,433	3,644
RTEC	108,530	105,284
RTF	1,900	3,602
RTRF	123,170	111,906
RUF	-	11,899

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

RUGB	355,846	341,844
RUTL	60,705	269,321
RVARS	1,897	24,842
RVCMD	109,749	163,820
RVF	1,160,504	1,065,776
RVISC	114,892	112,330
RVLCG	193,852	69,881
RVLCV	254,419	132,020
RVLDD	48,015	9,750
RVMCG	26,529	27,038
RVMCV	654,556	670,686
RVMFU	134,363	535,002
RVSCG	36,727	427
RVSCV	41,110	9,095
RVSDL	11,931	11,663
RVWDL	12,975	12,809
SBLP	2,983,062	2,996,370
SBLY	895	22
ACC1	511,943	944,726
ACGI	-	30,185
AVHY1	3,033,244	3,025,756
AVIE	2,121	15,838
IVBRA2	566,178	62,551
IVCPB2	1,904	658
IVCPBI	255,357	322,767
IVDDI	57,971	107,194
IVGMMI	41,898,435	44,235,374
IVGS1	64,787	158
IVHS	6,099	79,871
IVKEI1	173,465	12,614
IVMCC2	38,145	413
IVRE	4,468	17,009
IVT	590,989	214,552
OVGIS	31,665	21,974
OVGSS	280,277	307,404
OVIGS	1,627	4,526
WRASP	18,261	137
WRBDP	107,058	17,644
WRBP	230	554
WRENG	657	31
WRGNR	251,957	149,499
WRHIP	4,646,651	4,592,588
WRLTBP	228,747	216,230
WRMCG	363,828	111,632
WRSTP	12,831	16,587
WRVP	3,173	14,190
JABIN	91,726	49,917
JAEI	283,979	113,872
JAFBS	5,626	281
JAFRIN	104,146	607,723
JAGRIN	32,111	9,951
JAIG	643,543	610,294
JARIN	248	1,643
JMCVIN	78,486	225,843
JHEVTN	610,491	273,732
LZREMS	5,972	16,521
LZRIES	34,948	61,065
LZRUSM	2,276	11,260
LPVCAI	2,234	29,246

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

LPVCII	145,563	104,156
LVCLGI	175,805	8,486
SBVHY	989,871	978,319
SBVSG2	330,116	44,882
LOVBD	2,982,009	3,304,114
LOVCDG	42,987	2,716
MNCPS	156,022	453,510
MEGSS	64,461	5,741
MNDSC	28,260	95,370
MVFSC	23,516	2,664
MVIGSC	267,611	1,087
MGRFV	91,310	93,759
DTRTFY	134,916	93,208
GEM2	118,530	93,958
GIG	53,597	1,377
GVEXD	3,842,341	3,451,700
GVIXY	434,183	1,028,418
MCIFD	545,294	125,643
MSBF	29,457	814
NJMMAY	10,449	2,472
NVAMVX	24,188	33
NVBXD	352,345	80,584
NVFIY	33,456	1,732
NVGEY	1,373	19,985
NVLCPY	227,181	14
NVMIVX	7,478	828
NVMMV1	30,096	10,724
NVNSR1	2,910	202
NVSIXD	408,087	785,928
SAMY	15,502,485	14,349,474
TRF	366,701	46,125
AMCG	7,238	4,326
AMRI	1,271	51
AMTB	127,101	331,118
NBARMS	-	20,707
NOTB2	2,799	15,264
NOTBBA	137	-
NOTC2	6,818	45,321
NOVPDI	125	130
PMUBAM	61,552	25,218
PMVAAA	44,543	13,983
PMVEBA	5,753,722	6,122,302
PMVFBA	8,836	1,157
PMVFHA	144,079	3,625
PMVGBA	56,879	50,610
PMVHYA	3,492,386	3,168,292
PMVID	1,408,408	108,336
PMVLDA	227,342	255,239
PMVLGA	424,494	659,965
PMVRRA	101,386	49,456
PMVRSA	74,162	48,792
PMVTRA	536,845	328,596
PVGCBA	25,625	59
PVGMAA	23,545	1,381
PVSTA	749,455	520,150
PROA30	102,376	101,794
PROAHY	411,488	416,422
PROBIO	194,757	192,254
PROBL	1,922,708	482,364

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

PROBM	8,692	954
PROBNK	3,051	30,698
PROCG	520,808	418,232
PROCS	167,341	8
PROEM	124,326	91,247
PROFIN	41,791	36,914
PROHC	13,139	112,418
PROIND	279,135	80,739
PROJP	381,204	378,894
PROLCG	56,821	1,366
PROLCV	404,312	1,025
PROMC	37,616	48,181
PROMCG	322	345
PROMCV	24,931	24,212
PRON	1,083,019	1,112,198
PRONET	476,232	414,536
PROOG	79,263	55,371
PROPM	179,879	167,515
PRORRO	120,303	162,983
PROSC	18,061	3,730
PROSCG	3,700	475
PROSCN	808,508	644,903
PROSCV	168	178
PROSN	861,545	856,954
PROTEC	200,629	166,321
PROTEL	25,982	25,796
PROUB	2,930	17,058
PROUN	7,902,676	8,088,731
PROUSN	2,168,498	2,140,321
PROUTL	-	36,313
PVDIB	-	20,023
PVEIB	282,824	58,111
PVHYB	2,902,176	2,914,900
PVIB	373	68
PVNOB	37,683	93,082
RWMVI	158,759	8,761
RWMVN	52	-
ROCMC	199,748	149,410
ROCSC	126,936	120,000
TRBCG2	1,369,475	810,775
TREI2	93,426	209,770
TRHS2	120,327	265,752
TRLT2	108,786	135,945
TRMCG2	22,764	413
TAVV	685,373	671,693
VVGGS	240,884	198,589
VWBF	61,426	59,675
VWEM	149,103	149,957
VWHA	25,049	92,581
VVB	1,163,262	310,815
VVCA	441,109	95,200
VVCG	213,452	455,209
VVDV	623,789	153,634
VVEI	1,488,739	603,082
VVEIX	1,902,175	1,326,837
VVG	1,432,366	682,653
VVGBI	191,698	246,895
VVHGB	2,406,522	901,763
VVHYB	2,305,971	2,216,994

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

VVI	1,805,048	535,740
VVMA	1,368,616	52,151
VVMCI	756,564	917,997
VVREI	794,042	227,331
VVSCG	17,472	28,559
VVSTC	2,014,006	1,079,265
VVTISI	1,508,346	291,530
VVTSM	4,534,951	607,740
VRVDIA	184,881	117,546
VRVDRA	30,015	69,695
VRVNMA	87,529	95,254

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as value or a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (ABIGB)
2023	0.00%	4,244	$13.09	$55,544	0.00%	12.35%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
2023	0.00%	1,225	$27.18	$33,297	0.05%	15.70%
2022	0.00%	1,235	23.49	29,006	0.00%	-27.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2023	0.00%	9,950	$39.11	$389,161	1.60%	12.03%
2022	0.00%	8,627	34.91	301,178	1.40%	-4.19%
2021	0.00%	8,824	36.44	321,553	0.80%	28.16%
2020	0.00%	6,665	28.43	189,508	1.58%	2.72%
2019	0.00%	7	27.68	191	1.25%	23.91%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2023	0.00%	5,270	$9.19	$48,449	0.70%	14.83%
2022	0.00%	5,354	8.01	42,863	4.19%	-13.79%
2021	0.00%	5,423	9.29	50,364	1.68%	10.85%
2020	0.00%	5,725	8.38	47,964	0.78%	2.21%
2019	0.00%	30	8.20	248	0.82%	16.79%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
2023	0.00%	2,439	$37.29	$90,953	0.79%	16.86%
2022	0.00%	2,946	31.91	93,998	0.89%	-15.82%
2021	0.00%	6,334	37.91	240,092	0.66%	35.60%
2020	0.00%	8,034	27.95	224,589	0.69%	3.05%
2019	0.00%	6	27.13	173	0.30%	19.90%
Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)
2023	0.00%	48,819	$12.49	$609,805	0.36%	10.51%
2022	0.00%	21,040	11.30	237,824	0.00%	-5.06%
2021	0.00%	33,669	11.91	400,849	11.14%	-5.87%
2020	0.00%	43,774	12.65	553,678	6.88%	19.69%
2019	0.00%	17	10.57	179	0.35%	17.94%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2023	0.00%	3,043	$94.29	$286,895	0.00%	43.13%
2022	0.00%	3,186	65.88	209,902	0.00%	-36.52%
2021	0.00%	5,386	103.78	558,904	0.00%	19.13%
2020	0.00%	6,124	87.12	533,493	0.00%	41.75%
2019	0.00%	6	61.46	370	0.00%	33.58%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2023	0.00%	489	$56.53	$27,633	0.00%	32.67%
2020	0.00%	14,430	62.11	896,212	0.16%	67.03%
2019	0.00%	-	37.18	13	0.00%	27.43%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2023	0.00%	11,537	$42.70	$492,625	0.00%	23.17%
2022	0.00%	7,973	34.67	276,377	0.00%	-36.07%
2021	0.00%	7,065	54.23	383,102	0.00%	4.20%
2020	0.00%	9,416	52.04	490,001	0.00%	64.63%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2023	0.00%	1,703	$63.88	$108,789	0.00%	20.14%
2022	0.00%	2,348	53.17	124,863	0.00%	-37.85%
2021	0.00%	3,660	85.55	313,121	0.00%	-5.04%
2020	0.00%	3,460	90.09	311,723	0.00%	62.65%
2019	0.00%	4	55.39	242	0.00%	39.02%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2023	0.00%	8,381	$13.99	$117,231	2.87%	13.91%
2022	0.00%	22,934	12.28	281,618	4.86%	17.32%
2021	0.00%	10,282	10.47	107,618	2.35%	37.77%
2020	0.00%	20,156	7.60	153,127	1.98%	-25.12%
2019	0.00%	37	10.15	380	1.84%	20.41%
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)
2023	0.00%	2,569	$24.59	$63,171	4.22%	16.88%
2022	0.00%	653	21.04	13,731	1.30%	-13.17%
2021	0.00%	876	24.23	21,217	1.01%	18.33%
2020	0.00%	1,088	20.48	22,281	1.90%	9.96%
2019	0.00%	1	18.62	21	1.54%	22.17	%****
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)
2023	0.00%	48,826	$20.56	$1,003,967	2.72%	12.82%
2022	0.00%	34,954	18.23	637,062	1.71%	-12.88%
2021	0.00%	35,288	20.92	738,268	1.34%	10.79%
2020	0.00%	21,966	18.88	414,795	2.29%	9.12%
2019	0.00%	22	17.31	375	2.09%	16.26%
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)
2023	0.00%	16,028	$14.95	$239,583	7.37%	7.84%
2022	0.00%	4,486	13.86	62,176	2.64%	-11.82%
2021	0.00%	1,949	15.72	30,634	1.42%	2.28%
2020	0.00%	1,957	15.37	30,076	7.92%	6.49%
2019	0.00%	2	14.43	28	2.05%	9.53%
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)
2023	0.00%	40,257	$23.08	$929,064	2.63%	15.27%
2022	0.00%	15,189	20.02	304,111	1.61%	-13.25%
2021	0.00%	15,237	23.08	351,672	1.25%	14.88%
2020	0.00%	15,283	20.09	307,037	2.12%	10.01%
2019	0.00%	14	18.26	264	1.83%	19.77%
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)
2019	0.00%	-	15.26	2	0.00%	39.84%
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)
2023	0.00%	9,479	$17.66	$167,439	2.15%	10.59%
2022	0.00%	9,589	15.97	153,154	1.75%	-12.54%
2021	0.00%	9,700	18.26	177,141	1.43%	6.47%
2020	0.00%	9,811	17.15	168,288	1.22%	8.43%
2019	0.00%	19	15.82	295	5.22%	12.90%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2023	0.00%	28,926	$32.83	$949,652	1.92%	16.41%
2022	0.00%	33,391	28.20	941,731	1.24%	-17.27%
2021	0.00%	31,216	34.09	1,064,139	0.73%	15.77%
2020	0.00%	28,774	29.45	847,268	1.27%	12.53%
2019	0.00%	25	26.17	662	1.54%	19.85%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2023	0.00%	18,583	$27.97	$519,825	1.39%	12.57%
2022	0.00%	18,514	24.85	460,065	1.45%	-24.75%
2021	0.00%	19,133	33.02	631,856	0.16%	8.75%
2020	0.00%	18,400	30.37	558,746	0.59%	25.88%
2019	0.00%	29	24.12	706	0.87%	28.42%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2023	0.00%	8,676	$39.25	$340,501	1.56%	8.65%
2022	0.00%	12,776	36.12	461,468	1.69%	-12.74%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2021	0.00%	15,878	41.39	657,229	1.07%	23.65%
2020	0.00%	23,268	33.48	778,908	2.28%	11.81%
2019	0.00%	7	29.94	204	2.30%	23.95%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	0.00%	30,280	$16.94	$513,031	3.32%	3.40%
2022	0.00%	34,085	16.39	558,520	5.29%	-13.08%
2021	0.00%	33,251	18.85	626,814	3.59%	6.27%
2020	0.00%	10,963	17.74	194,475	1.35%	9.55%
2019	0.00%	11	16.19	177	2.34%	8.90%
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)
2023	0.00%	1,159	$25.73	$29,820	2.65%	3.88%
2022	0.00%	3,179	24.77	78,740	2.27%	-0.26%
2021	0.00%	300	24.83	7,458	0.38%	21.71	%****
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2023	0.00%	5,356	$65.79	$352,360	0.00%	43.51%
2022	0.00%	4,360	45.84	199,897	0.00%	-32.38%
2021	0.00%	3,415	67.79	231,486	0.00%	23.16%
2020	0.00%	3,947	55.04	217,253	0.00%	49.85%
2019	0.00%	-	36.73	10	0.00%	34.58%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2023	0.00%	296	$41.77	$12,351	2.39%	9.10%
2022	0.00%	296	38.29	11,342	1.70%	0.54%
2021	0.00%	300	38.08	11,422	1.33%	24.51%
2019	0.00%	-	30.29	3	2.13%	27.03%
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
2023	0.00%	72,822	$20.10	$1,464,035	2.02%	14.02%
2022	0.00%	76,717	17.63	1,352,652	1.73%	-13.66%
2021	0.00%	73,513	20.42	1,501,271	1.47%	14.84%
2020	0.00%	62,804	17.78	1,116,818	1.52%	12.16%
2019	0.00%	58	15.85	925	1.92%	20.93%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2023	0.00%	26,909	$26.07	$701,548	1.97%	16.97%
2022	0.00%	20,921	22.29	466,300	1.78%	-8.69%
2021	0.00%	10,360	24.41	252,869	1.76%	27.51%
2020	0.00%	5,376	19.14	102,908	1.33%	8.47%
2019	0.00%	10	17.65	171	1.87%	21.03%
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
2023	0.00%	117,076	$11.89	$1,392,343	3.30%	4.72%
2022	0.00%	114,206	11.36	1,296,952	2.69%	-12.75%
2021	0.00%	57,105	13.02	743,256	1.46%	-0.59%
2020	0.00%	30,670	13.09	401,545	2.33%	9.38%
2019	0.00%	25	11.97	295	2.73%	9.08%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2023	0.00%	65,848	$13.53	$890,937	3.19%	8.76%
2022	0.00%	30,253	12.44	376,378	2.69%	-7.37%
2021	0.00%	23,646	13.43	317,595	2.51%	14.68%
2020	0.00%	22,539	11.71	263,977	2.67%	4.11%
2019	0.00%	23	11.25	256	2.57%	17.62%
American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)
2023	0.00%	24,866	$10.11	$251,411	0.00%	5.89%
2022	0.00%	26,257	9.55	250,695	0.21%	-17.84%
2021	0.00%	25,219	11.62	293,078	1.75%	-5.18%
2020	0.00%	15,351	12.26	188,137	0.98%	9.62%
2019	0.00%	18	11.18	203	1.47%	7.54%
American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)
2023	0.00%	9,892	$16.56	$163,789	0.70%	22.29%
2022	0.00%	10,410	13.54	140,938	0.48%	-24.92%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2021	0.00%	10,459	18.03	188,609	0.17%	16.14%
2020	0.00%	1,687	15.53	26,194	0.16%	30.17%
2019	0.00%	2	11.93	23	1.11%	34.87%
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
2023	0.00%	49,726	$28.66	$1,425,230	1.14%	25.82%
2022	0.00%	59,181	22.78	1,348,086	1.23%	-16.71%
2021	0.00%	43,986	27.35	1,202,912	1.09%	23.80%
2020	0.00%	24,442	22.09	539,936	1.18%	13.25%
2019	0.00%	27	19.51	522	1.47%	25.85%
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
2023	0.00%	40,018	$38.81	$1,553,094	0.18%	38.14%
2022	0.00%	40,455	28.10	1,136,612	0.11%	-30.11%
2021	0.00%	38,692	40.20	1,555,505	0.06%	21.68%
2020	0.00%	30,559	33.04	1,009,610	0.20%	51.71%
2019	0.00%	34	21.78	738	0.56%	30.44%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2023	0.00%	17,675	$12.89	$227,757	0.03%	15.79%
2022	0.00%	15,431	11.13	171,729	0.00%	-29.69%
2021	0.00%	6,845	15.83	108,340	0.00%	6.43%
2020	0.00%	2,504	14.87	37,239	0.13%	29.39%
2019	0.00%	3	11.49	34	0.01%	31.24	%****
American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)
2023	0.00%	15,290	$14.37	$219,743	2.65%	20.65%
2022	0.00%	7,751	11.91	92,326	3.64%	-17.57%
2021	0.00%	1,975	14.45	28,544	1.14%	14.46%
2020	0.00%	1,071	12.63	13,522	1.13%	8.55	%****
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
2023	0.00%	127,218	$15.19	$1,932,118	16.63%	12.18%
2022	0.00%	11,783	13.54	159,522	3.85%	-9.53%
2021	0.00%	5,908	14.96	88,413	1.25%	8.18%
2020	0.00%	13,118	13.83	181,462	5.89%	7.74%
2019	0.00%	13	12.84	171	2.10%	12.27%
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2023	0.00%	37,724	$14.36	$541,876	0.93%	15.56%
2022	0.00%	56,955	12.43	707,974	1.49%	-21.02%
2021	0.00%	60,848	15.74	957,679	2.69%	-1.71%
2020	0.00%	36,698	16.01	587,650	0.42%	13.66%
2019	0.00%	46	14.09	652	1.27%	22.67%
American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)
2023	0.00%	56,276	$11.65	$655,397	2.48%	15.66%
2022	0.00%	55,525	10.07	559,109	3.28%	-15.52%
2021	0.00%	20,462	11.92	243,898	5.98%	5.09%
2020	0.00%	1,016	11.34	11,524	0.83%	5.73%
2019	0.00%	3	10.73	31	3.23%	22.46	%****
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)
2023	0.00%	34,900	$11.20	$390,714	3.77%	3.51%
2022	0.00%	32,905	10.82	355,889	1.59%	-10.16%
2021	0.00%	2,826	12.04	34,025	0.25%	-0.78%
2020	0.00%	2,975	12.13	36,098	0.69%	6.38%
2019	0.00%	8	11.41	95	2.45%	4.80%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2023	0.00%	152,144	$16.53	$2,514,524	1.26%	15.67%
2022	0.00%	153,802	14.29	2,197,598	1.17%	-22.25%
2021	0.00%	119,126	18.38	2,189,296	0.72%	4.63%
2020	0.00%	80,097	17.56	1,406,887	0.03%	23.29%
2019	0.00%	83	14.25	1,187	0.87%	28.82%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
2023	0.00%	41,739	$10.69	$446,271	4.18%	2.62%
2022	0.00%	21,062	10.42	219,440	3.07%	-11.20%
2021	0.00%	33,408	11.73	391,959	0.96%	-0.88%
2020	0.00%	38,876	11.84	460,134	2.10%	9.48%
2019	0.00%	11	10.81	121	2.49%	5.14%
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2023	0.00%	19,990	$16.25	$324,844	1.83%	10.23%
2022	0.00%	20,403	14.74	300,776	2.21%	-13.97%
2021	0.00%	20,892	17.14	358,002	1.36%	12.50%
2020	0.00%	21,333	15.23	324,923	1.57%	5.88%
2019	0.00%	24	14.38	349	2.32%	17.99%
American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)
2023	0.00%	9,328	$16.45	$153,473	1.79%	9.73%
2022	0.00%	6,924	14.99	103,816	4.57%	-9.16%
2021	0.00%	3,924	16.51	64,763	1.58%	17.11%
2020	0.00%	4,574	14.09	64,466	1.94%	-1.25%
2019	0.00%	7	14.27	99	1.59%	13.88%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2022	0.00%	70,177	22.50	1,578,759	5.04%	-11.44%
2021	0.00%	4,348	25.40	110,452	1.89%	5.45	%****
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)
2023	0.00%	21,879	$18.06	$395,156	3.74%	6.70%
2022	0.00%	19,898	16.93	336,807	2.18%	-14.46%
2021	0.00%	20,012	19.79	395,993	2.02%	0.22%
2020	0.00%	34,981	19.75	690,709	2.80%	8.42%
2019	0.00%	62	18.21	1,137	3.03%	8.89%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2023	0.00%	1,380	$40.31	$55,618	1.50%	7.17%
2022	0.00%	3,702	37.61	139,249	1.69%	-7.94%
2021	0.00%	1,470	40.86	60,069	1.19%	25.33%
2020	0.00%	1,030	32.60	33,580	2.49%	-0.26%
2019	0.00%	1	32.69	30	2.11%	25.23%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2023	0.00%	4,281	$54.59	$233,674	0.60%	28.58%
2022	0.00%	4,142	42.45	175,864	0.60%	-19.68%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2023	0.00%	1,028	$35.62	$36,612	1.49%	12.20%
2022	0.00%	237	31.74	7,522	1.57%	-5.89%
2021	0.00%	237	33.73	7,996	0.74%	29.37%
2020	0.00%	237	26.07	6,179	0.96%	1.87%
2019	0.00%	-	25.59	6	1.40%	28.08%
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2023	0.00%	28,509	$19.74	$562,841	3.62%	8.07%
2022	0.00%	28,493	18.27	520,479	2.90%	-12.84%
2021	0.00%	28,611	20.96	599,633	2.96%	1.73%
2020	0.00%	4,251	20.60	87,579	3.26%	7.37%
2019	0.00%	4	19.19	86	3.11%	9.52%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2023	0.00%	5,169	$33.53	$173,330	1.86%	11.99%
2022	0.00%	4,178	29.94	125,118	1.01%	-4.10%
2021	0.00%	6,988	31.23	218,205	1.29%	20.30%
2020	0.00%	8,260	25.96	214,405	2.11%	3.57%
2019	0.00%	6	25.06	146	1.69%	27.46	%****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2023	0.00%	40,010	$18.31	$732,403	6.24%	12.90%
2022	0.00%	40,303	16.21	653,453	5.22%	-10.56%
2021	0.00%	67,028	18.13	1,215,005	4.21%	5.21%
2020	0.00%	63,085	17.23	1,086,877	4.96%	7.04%
2019	0.00%	55	16.10	890	5.13%	14.86%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2023	0.00%	32,292	$12.17	$392,935	3.37%	5.41%
2022	0.00%	14,914	11.54	172,162	1.83%	-14.27%
2021	0.00%	53,853	13.47	725,141	1.48%	-1.69%
2020	0.00%	71,816	13.70	983,680	1.79%	8.55%
2019	0.00%	30	12.62	373	2.60%	9.15%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)
2023	0.00%	2,844	$43.35	$123,292	0.85%	24.90%
2022	0.00%	966	34.71	33,519	0.41%	-20.16%
2021	0.00%	2,207	43.47	95,914	0.06%	28.06%
2020	0.00%	1,493	33.94	50,676	1.10%	19.50%
2019	0.00%	1	28.40	27	0.41%	28.56%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)
2023	0.00%	151	$35.27	$5,311	1.29%	13.37%
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)
2023	0.00%	18,223	$55.41	$1,009,680	0.00%	52.47%
2022	0.00%	2,147	36.34	78,010	0.00%	-38.25%
2021	0.00%	2,502	58.85	147,276	0.00%	17.78%
2020	0.00%	2,524	49.97	126,119	0.00%	43.43%
2019	0.00%	15	34.84	532	0.00%	32.33%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2023	0.00%	52,138	$19.77	$1,030,595	2.61%	12.49%
2022	0.00%	47,155	17.57	828,613	0.00%	-16.07%
2021	0.00%	45,771	20.94	958,315	0.82%	6.42%
2020	0.00%	42,986	19.68	845,754	1.42%	20.71%
2019	0.00%	37	16.30	601	1.37%	17.76%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	0.25%	18,141	$29.67	$538,324	1.36%	25.61%
2022	0.25%	20,910	23.62	493,957	1.38%	-18.52%
2021	0.25%	15,642	28.99	453,505	1.18%	28.09%
2020	0.25%	9,127	22.64	206,590	1.43%	17.71%
2019	0.25%	16	19.23	299	1.54%	30.86%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2023	0.00%	2,548	$53.19	$135,562	0.70%	23.82%
2022	0.00%	2,471	42.96	106,136	0.67%	-22.87%
2021	0.00%	1,295	55.70	72,147	0.76%	27.00%
2020	0.00%	1,367	43.86	59,955	0.82%	24.14%
2019	0.00%	1	35.33	28	1.57%	34.36%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	0.00%	27,198	$50.33	$1,368,751	1.01%	15.39%
2022	0.00%	24,573	43.61	1,071,720	0.92%	-16.65%
2021	0.00%	27,392	52.33	1,433,331	0.65%	26.14%
2020	0.00%	29,223	41.48	1,212,220	1.18%	10.64%
2019	0.00%	37	37.49	1,396	0.68%	22.21%
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
2023	0.00%	32,156	$19.60	$630,118	1.62%	16.42%
2022	0.00%	32,668	16.83	549,872	1.25%	-15.47%
2021	0.00%	31,504	19.91	627,295	0.93%	14.72%
2020	0.00%	4,324	17.36	75,050	0.59%	14.76%
2019	0.00%	22	15.12	336	0.94%	24.28%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2023	0.00%	15,269	$143.25	$2,187,370	0.00%	44.87%
2022	0.00%	15,051	98.89	1,488,297	0.00%	-31.86%
2021	0.00%	16,134	145.12	2,341,295	0.21%	38.69%
2020	0.00%	5,613	104.64	587,342	0.00%	45.80%
2019	0.00%	11	71.77	787	0.00%	54.97%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
2023	0.00%	8,233	$35.94	$295,913	0.00%	5.39%
2022	0.00%	8,398	34.10	286,406	0.00%	-1.84%
2021	0.00%	4,064	34.74	141,194	0.00%	26.29%
2020	0.00%	10,196	27.51	280,509	0.00%	7.08%
2019	0.00%	10	25.69	262	0.00%	26.75%
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)
2023	0.00%	70,477	$12.64	$890,740	3.73%	9.20%
2022	0.00%	56,106	11.57	649,356	2.31%	-11.52%
2021	0.00%	48,241	13.08	630,996	5.22%	1.63%
2020	0.00%	33,591	12.87	432,336	3.53%	6.62%
2019	0.00%	28	12.07	341	3.03%	10.22%
Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)
2023	0.00%	9,312	$28.84	$268,541	0.00%	13.14%
2022	0.00%	11,605	25.49	295,798	0.00%	-14.71%
2021	0.00%	11,385	29.88	340,219	0.00%	30.93%
2020	0.00%	7,789	22.82	177,774	0.00%	9.19%
2019	0.00%	3	20.90	69	0.00%	17.74%
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2023	0.00%	7,674	$7.15	$54,891	18.53%	-9.11%
2022	0.00%	7,786	7.87	61,274	17.49%	16.03%
2021	0.00%	10,555	6.78	71,596	7.17%	27.90%
2020	0.00%	4,383	5.30	23,244	5.64%	-1.48%
2019	0.00%	4	5.38	21	0.89%	6.69%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2023	0.00%	12,456	$18.27	$227,598	0.65%	9.10%
2022	0.00%	12,594	16.75	210,929	0.63%	-12.36%
2021	0.00%	14,164	19.11	270,675	0.81%	34.01%
2020	0.00%	21,855	14.26	311,638	1.10%	-2.18%
2019	0.00%	18	14.58	269	0.74%	27.72%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2023	0.25%	464,369	$16.53	$7,676,901	2.65%	19.85%
2022	0.25%	325,617	13.79	4,491,661	1.98%	-13.90%
2021	0.25%	276,735	16.02	4,433,451	2.66%	24.06%
2020	0.25%	120,707	12.91	1,558,704	2.46%	11.88%
2019	0.25%	56	11.54	643	2.66%	25.60%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2023	0.25%	223,392	$11.08	$2,474,712	4.30%	4.79%
2022	0.25%	204,509	10.57	2,161,940	1.64%	-6.57%
2021	0.25%	207,961	11.31	2,352,959	0.78%	-1.29%
2020	0.25%	124,195	11.46	1,423,516	0.03%	1.21%
2019	0.25%	116	11.33	1,310	2.77%	3.93%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2023	0.25%	319,284	$17.26	$5,510,074	2.79%	14.44%
2022	0.25%	295,016	15.08	4,448,898	1.81%	-11.18%
2021	0.25%	172,997	16.98	2,937,185	1.52%	13.92%
2020	0.25%	158,236	14.90	2,358,318	1.20%	11.01%
2019	0.25%	157	13.43	2,113	2.34%	17.83%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2023	0.25%	148,261	$15.83	$2,347,689	3.11%	13.83%
2022	0.25%	152,942	13.91	2,127,626	2.71%	-17.85%
2021	0.25%	125,377	16.93	2,123,116	2.77%	14.28%
2020	0.25%	103,303	14.82	1,530,738	2.35%	9.14%
2019	0.25%	97	13.58	1,313	3.06%	23.59%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2023	0.25%	254,610	$14.73	$3,751,014	4.42%	17.57%
2022	0.25%	291,117	12.53	3,648,044	3.52%	-3.70%
2021	0.25%	352,429	13.01	4,585,929	4.37%	17.82%
2020	0.25%	316,208	11.04	3,492,304	2.81%	-2.01%
2019	0.25%	251	11.27	2,829	3.98%	15.57%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2023	0.25%	318,213	$10.81	$3,438,696	3.64%	4.72%
2022	0.25%	343,327	10.32	3,542,854	1.57%	-1.40%
2021	0.25%	260,749	10.47	2,729,001	0.01%	-0.44%
2020	0.25%	231,592	10.51	2,434,534	0.76%	0.35%
2019	0.25%	120	10.48	1,259	2.50%	2.26%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2023	0.25%	201,030	$21.29	$4,280,376	2.10%	10.65%
2022	0.25%	210,944	19.24	4,059,325	2.16%	-5.12%
2021	0.25%	215,169	20.28	4,363,854	1.80%	26.72%
2020	0.25%	219,805	16.00	3,517,921	2.41%	-1.62%
2019	0.25%	205	16.27	3,328	2.19%	25.47%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2023	0.25%	216,675	$23.12	$5,010,092	1.59%	19.73%
2022	0.25%	215,946	19.31	4,170,257	1.42%	-4.45%
2021	0.25%	181,117	20.21	3,660,641	1.61%	39.33%
2020	0.25%	137,718	14.51	1,997,734	2.32%	3.72%
2019	0.25%	75	13.99	1,044	1.52%	22.25%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2023	0.00%	137,158	$16.32	$2,238,413	8.17%	11.21%
2022	0.00%	231,617	14.67	3,398,906	4.80%	-2.74%
2021	0.00%	131,675	15.09	1,986,670	2.86%	3.63%
2020	0.00%	33,482	14.56	487,491	3.59%	2.00%
2019	0.00%	144	14.27	2,055	4.28%	7.07%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2023	0.00%	19,593	$30.41	$595,740	4.36%	12.71%
2022	0.00%	10,215	26.98	275,558	6.00%	-11.78%
2021	0.00%	13,330	30.58	407,615	4.50%	4.85%
2020	0.00%	14,556	29.16	424,511	5.41%	5.59%
2019	0.00%	7	27.62	202	6.30%	14.54%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
2023	0.00%	17,340	$35.53	$616,107	0.00%	14.86%
2022	0.00%	17,146	30.94	530,426	0.00%	-30.26%
2021	0.00%	19,929	44.36	883,970	0.00%	2.26%
2020	0.00%	20,413	43.37	885,391	0.00%	28.48%
2019	0.00%	19	33.76	628	0.00%	33.52%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2023	0.00%	15,176	$32.34	$490,805	1.78%	8.68%
2022	0.00%	13,810	29.76	410,973	1.90%	-13.75%
2021	0.00%	14,417	34.50	497,439	1.70%	18.51%
2020	0.00%	13,656	29.11	397,591	1.94%	0.93%
2019	0.00%	10	28.85	279	1.99%	20.23%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2023	0.00%	30,123	$32.25	$971,331	1.48%	21.23%
2022	0.00%	38,620	26.60	1,027,184	1.05%	-18.19%
2021	0.00%	64,096	32.51	2,083,756	0.81%	17.99%
2020	0.00%	43,376	27.55	1,195,141	1.21%	22.13%
2019	0.00%	23	22.56	528	1.43%	24.11%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2023	0.00%	52,264	$46.02	$2,405,411	0.28%	33.12%
2022	0.00%	63,311	34.57	2,188,942	0.28%	-26.49%
2021	0.00%	58,846	47.03	2,767,667	0.03%	27.51%
2020	0.00%	82,544	36.89	3,044,649	0.06%	30.23%
2019	0.00%	15	28.32	437	0.27%	31.27%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
2023	0.00%	7,718	$35.09	$270,845	0.95%	20.67%
2022	0.00%	5,725	29.08	166,489	0.60%	-18.45%
2021	0.00%	5,191	35.66	185,127	0.19%	20.39%
2020	0.00%	3,324	29.62	98,462	0.66%	18.12%
2019	0.00%	7	25.08	164	1.56%	23.37%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2023	0.00%	37,451	$35.65	$1,334,989	1.91%	10.38%
2022	0.00%	32,245	32.29	1,041,349	2.04%	-5.25%
2021	0.00%	16,141	34.08	550,139	1.46%	24.60%
2019	0.00%	1	25.70	21	1.48%	27.11	%****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2023	0.00%	23,592	$64.22	$1,515,066	0.00%	35.89%
2022	0.00%	9,317	47.26	440,316	0.28%	-24.64%
2021	0.00%	46,534	62.71	2,918,311	0.00%	22.90%
2020	0.00%	24,757	51.03	1,263,276	0.03%	43.55%
2019	0.00%	10	35.55	350	0.09%	33.98%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2023	0.00%	2,984	$43.86	$130,883	2.03%	18.37%
2022	0.00%	3,152	37.05	116,788	1.87%	-5.17%
2021	0.00%	2,300	39.07	89,873	2.77%	25.64%
2020	0.00%	2,218	31.10	68,979	1.48%	7.59%
2019	0.00%	-	28.90	4	1.03%	29.68%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
2023	0.00%	29,293	$75.24	$2,203,992	0.00%	45.30%
2022	0.00%	18,482	51.78	957,032	0.00%	-38.32%
2021	0.00%	24,514	83.95	2,057,865	0.00%	11.67%
2020	0.00%	35,957	75.18	2,703,069	0.00%	68.23%
2019	0.00%	12	44.69	557	0.00%	40.49%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2023	0.00%	3,884	$17.13	$66,528	5.54%	10.24%
2022	0.00%	3,860	15.54	59,982	4.52%	-11.67%
2021	0.00%	2,367	17.59	41,632	2.77%	4.29%
2020	0.00%	23,173	16.87	390,891	2.78%	2.42%
2019	0.00%	48	16.47	785	4.40%	14.77%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2023	0.00%	253,913	$13.54	$3,437,638	2.40%	6.00%
2022	0.00%	266,287	12.77	3,401,082	3.25%	-13.21%
2021	0.00%	128,681	14.72	1,893,748	1.92%	-0.90%
2020	0.00%	142,568	14.85	2,117,078	1.89%	9.16%
2019	0.00%	86	13.60	1,171	2.87%	9.40%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2023	0.00%	10,239	$30.55	$312,816	0.43%	14.80%
2022	0.00%	7,047	26.61	187,528	0.28%	-14.97%
2021	0.00%	6,133	31.30	191,931	0.34%	25.31%
2020	0.00%	6,712	24.98	167,634	0.41%	17.87%
2019	0.00%	7	21.19	141	0.69%	23.17%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2023	0.00%	10,902	$29.66	$323,311	2.59%	0.70%
2022	0.00%	11,182	29.45	329,314	2.06%	62.87%
2021	0.00%	5,044	18.08	91,204	2.49%	54.83	%****
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2023	0.00%	7,254	$20.84	$151,163	0.82%	20.22%
2022	0.00%	7,419	17.33	128,605	0.62%	-24.68%
2021	0.00%	10,493	23.01	241,487	0.33%	19.39%
2020	0.00%	12,493	19.28	240,828	0.23%	15.33%
2019	0.00%	13	16.71	211	1.60%	27.50%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2023	0.00%	8,919	$24.12	$215,102	1.97%	10.89%
2022	0.00%	12,691	21.75	276,007	1.26%	-27.69%
2021	0.00%	6,980	30.08	209,940	1.50%	38.64%
2020	0.00%	1,586	21.69	34,407	2.87%	-6.79%
2019	0.00%	2	23.27	36	2.16%	22.95%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2023	0.00%	20,128	$41.73	$839,837	1.24%	19.47%
2022	0.00%	17,918	34.93	625,786	1.16%	-4.29%
2021	0.00%	17,388	36.49	634,512	1.76%	29.72%
2020	0.00%	10,881	28.13	306,091	1.43%	6.02%
2019	0.00%	-	26.53	4	1.26%	31.88	%****
Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)
2023	0.00%	13,399	$12.92	$173,158	3.74%	7.65%
2022	0.00%	19,345	12.01	232,240	1.89%	-12.26%
2021	0.00%	14,772	13.68	202,122	1.01%	3.03%
2020	0.00%	10,683	13.28	141,877	0.96%	10.29%
2019	0.00%	12	12.04	146	2.59%	11.63%
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2023	0.00%	26,014	$10.78	$280,472	12.80%	7.82	%****
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2023	0.00%	38,413	$28.14	$1,080,977	0.17%	27.18%
2022	0.00%	28,561	22.13	631,970	0.09%	-26.57%
2021	0.00%	22,127	30.13	666,797	0.00%	12.11%
2020	0.00%	15,925	26.88	428,051	0.13%	21.91%
2019	0.00%	19	22.05	430	0.53%	32.93%
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2023	0.00%	61,443	$15.60	$958,748	4.51%	9.18%
2022	0.00%	60,271	14.29	861,412	3.28%	-11.52%
2021	0.00%	67,499	16.15	1,090,303	4.07%	3.53%
2020	0.00%	21,437	15.60	334,456	2.63%	7.16%
2019	0.00%	32	14.56	469	4.19%	10.66%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2023	0.00%	8,563	$11.69	$100,125	1.04%	20.61%
2022	0.00%	8,273	9.70	80,206	0.82%	-3.05	%****
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2023	0.00%	11,838	$26.24	$310,601	0.00%	10.08%
2022	0.00%	10,781	23.84	256,974	3.41%	-8.17%
2021	0.00%	7,840	25.96	203,477	0.95%	4.44%
2020	0.00%	5,445	24.85	135,316	2.75%	6.85%
2019	0.00%	6	23.26	144	0.46%	17.38%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.00%	16,318	$15.82	$258,226	0.00%	2.88%
2022	0.00%	12,922	15.38	198,751	0.00%	-4.95%
2021	0.00%	30,943	16.18	500,734	0.00%	-4.99%
2020	0.00%	38,603	17.03	657,514	8.28%	-5.28%
2019	0.00%	35	17.98	635	7.87%	2.01%
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)
2023	0.00%	10,427	$25.59	$266,870	2.97%	11.43%
2022	0.00%	9,383	22.97	215,530	2.33%	-26.06%
2021	0.00%	8,503	31.06	264,157	0.16%	26.79%
2020	0.00%	306	24.50	7,497	3.69%	-5.39%
2019	0.00%	-	25.90	12	2.22%	22.37%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2023	0.00%	10,745	$32.96	$354,201	5.76%	8.62%
2022	0.00%	6,418	30.35	194,768	4.20%	-5.47%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2021	0.00%	9,245	32.10	296,795	5.79%	16.75%
2020	0.00%	4,795	27.50	131,846	4.66%	0.69%
2019	0.00%	9	27.31	232	5.94%	16.06%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)
2023	0.00%	393	$34.07	$13,387	1.79%	13.46%
2022	0.00%	398	30.03	11,943	1.86%	-7.43%
2021	0.00%	425	32.44	13,793	2.92%	19.17%
2020	0.00%	430	27.22	11,705	2.02%	-5.04%
2019	0.00%	1	28.67	37	1.39%	22.57%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2023	0.00%	23,039	$24.39	$562,025	1.06%	12.08%
2022	0.00%	39,454	21.77	858,756	0.74%	-10.57%
2021	0.00%	23,750	24.34	578,029	0.96%	26.79%
2020	0.00%	9,796	19.20	188,044	0.93%	15.97%
2019	0.00%	18	16.55	291	1.24%	29.23%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2023	0.00%	15,205	$20.45	$310,919	4.72%	8.18%
2022	0.00%	18,681	18.90	353,103	4.30%	-10.75%
2021	0.00%	26,101	21.18	552,789	2.85%	2.11%
2020	0.00%	21,016	20.74	435,903	4.97%	3.43%
2019	0.00%	34	20.05	677	7.63%	8.05%
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2023	0.00%	2,436	$12.78	$31,123	0.92%	4.47%
2022	0.00%	455	12.23	5,559	3.24%	-9.75%
2021	0.00%	3,219	13.55	43,629	2.44%	-1.83%
2020	0.00%	3,241	13.80	44,739	3.25%	3.83%
2019	0.00%	3	13.29	37	2.88%	5.23%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)
2023	0.00%	21,801	$11.18	$243,709	10.34%	7.53%
2022	0.00%	11,319	10.40	117,674	8.69%	-6.61%
2021	0.00%	3,601	11.13	40,089	1.23%	4.66%
2020	0.00%	5,607	10.64	59,639	1.80%	6.58%
2019	0.00%	6	9.98	56	3.33%	8.60%
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2023	0.00%	170,328	$14.31	$2,437,380	4.28%	11.12%
2022	0.00%	69,331	12.88	892,815	1.15%	-0.85%
2021	0.00%	149,677	12.99	1,944,036	2.54%	2.50%
2020	0.00%	167,958	12.67	2,128,260	8.06%	0.01%
2019	0.00%	31	12.67	391	3.92%	7.60%
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
2023	0.00%	2,223	$21.22	$47,187	0.11%	22.00%
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
2023	0.00%	152,890	$15.08	$2,304,847	3.75%	6.95%
2022	0.00%	149,589	14.09	2,108,451	2.89%	-16.15%
2021	0.00%	137,412	16.81	2,309,751	1.68%	-0.43%
2020	0.00%	122,272	16.88	2,064,192	1.80%	14.21%
2019	0.00%	105	14.78	1,546	2.70%	4.49%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2022	0.00%	58,480	0.59	34,793	0.00%	34.84%
Rydex Variable Trust - Biotechnology Fund (RBF)
2023	0.00%	380	$63.05	$23,963	0.00%	5.53%
2022	0.00%	383	59.74	22,875	0.00%	-13.31%
2021	0.00%	1,802	68.92	124,164	0.00%	1.42%
2020	0.00%	1,057	67.95	71,825	0.00%	21.31%
2019	0.00%	2	56.01	97	0.00%	24.67%
Rydex Variable Trust - Banking Fund (RBKF)
2020	0.00%	1,561	9.28	14,482	0.00%	-8.46%
2019	0.00%	6	10.13	58	0.00%	28.39%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Basic Materials Fund (RBMF)
2021	0.00%	3,658	35.20	128,757	0.39%	22.94%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2019	0.00%	10	34.04	344	0.91%	22.33%
Rydex Variable Trust - Electronics Fund (RELF)
2023	0.00%	3,163	$83.77	$264,958	0.00%	54.75%
2022	0.00%	3,159	54.13	171,002	0.00%	-32.70%
2021	0.00%	7,126	80.43	573,144	0.00%	38.25%
2020	0.00%	5,131	58.18	298,510	0.00%	55.96%
2019	0.00%	8	37.30	308	0.00%	59.28%
Rydex Variable Trust - Energy Fund (RENF)
2023	0.00%	1	$16.81	$14	0.00%	1.61%
2022	0.00%	1,913	16.54	31,642	0.00%	48.29%
2020	0.00%	46	7.41	341	0.85%	-34.17%
2019	0.00%	-	11.26	1	0.40%	6.81%
Rydex Variable Trust - Energy Services Fund (RESF)
2023	0.00%	2,496	$6.11	$15,248	0.00%	4.44%
2020	0.00%	2,404	3.49	8,393	0.87%	-37.33%
2019	0.00%	4	5.57	21	0.00%	-0.07%
Rydex Variable Trust - Financial Services Fund (RFSF)
2023	0.00%	1,882	$20.70	$38,943	0.00%	13.90%
Rydex Variable Trust - Health Care Fund (RHCF)
2023	0.00%	518	$49.46	$25,635	0.00%	5.03%
2022	0.00%	1,193	47.09	56,198	0.00%	-12.00%
2021	0.00%	706	53.52	37,763	0.00%	18.84%
2020	0.00%	1,662	45.03	74,847	0.00%	18.68%
2019	0.00%	-	37.95	19	0.00%	22.57%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2020	0.00%	12,234	13.36	163,394	0.00%	-0.47	%****
Rydex Variable Trust - Internet Fund (RINF)
2023	0.00%	496	$59.71	$29,609	0.00%	47.38%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2023	0.00%	2,994	$4.05	$12,131	0.00%	4.23%
2022	0.00%	3,209	3.89	12,472	0.00%	46.21%
2021	0.00%	2,624	2.66	6,977	0.00%	0.97%
2020	0.00%	3,182	2.63	8,379	0.50%	-21.09%
2019	0.00%	1	3.34	5	0.00%	-13.29%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2023	0.00%	3,571	$14.31	$51,114	0.33%	20.09%
Rydex Variable Trust - Leisure Fund (RLF)
2023	0.00%	1,824	$33.83	$61,709	0.00%	22.49%
2022	0.00%	691	27.62	19,073	0.00%	-27.56%
2021	0.00%	2,523	38.13	96,178	0.00%	0.92%
2020	0.00%	445	37.78	16,811	0.00%	21.01%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2023	0.00%	2,324	$57.72	$134,132	0.00%	18.84%
2022	0.00%	2,178	48.57	105,792	0.00%	-23.20%
2021	0.00%	2,402	63.24	151,912	0.00%	35.25%
Rydex Variable Trust - Nova Fund (RNF)
2023	0.00%	-	$67.10	$17	0.00%	35.07%
2021	0.00%	3,886	71.24	276,865	0.35%	42.18%
2020	0.00%	3,955	50.10	198,160	0.88%	20.03%
2019	0.00%	4	41.74	156	0.00%	45.04%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2023	0.00%	10,928	$104.91	$1,146,483	0.00%	53.22%
2022	0.00%	4,447	68.47	304,514	0.00%	-34.14%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2021	0.00%	32,788	103.96	3,408,804	0.00%	25.54%
2020	0.00%	7,256	82.81	600,885	0.46%	44.96%
2019	0.00%	7	57.13	392	0.05%	36.86%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2023	0.00%	25,170	$15.28	$384,633	0.30%	3.83%
2022	0.00%	28,009	14.72	412,247	0.51%	-11.08%
2021	0.00%	12,728	16.55	210,681	3.38%	-9.19%
2020	0.00%	10,090	18.23	183,927	13.72%	34.30%
Rydex Variable Trust - Real Estate Fund (RREF)
2023	0.00%	2,072	$21.94	$45,470	1.33%	10.32%
2022	0.00%	2,077	19.89	41,302	0.41%	-27.40%
2021	0.00%	37,039	27.39	1,014,666	0.54%	34.07%
2020	0.00%	2,084	20.43	42,582	2.92%	-5.82%
2019	0.00%	2	21.69	45	1.52%	24.43%
Rydex Variable Trust - Retailing Fund (RRF)
2022	0.00%	1,925	36.97	71,188	0.00%	-26.52%
2021	0.00%	1,953	50.32	98,254	0.00%	11.75%
2020	0.00%	315	45.03	14,184	0.00%	43.67%
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2023	0.00%	13,850	$21.74	$301,078	0.00%	12.75%
2019	0.00%	2	17.34	35	0.60%	5.54%
Rydex Variable Trust - Technology Fund (RTEC)
2023	0.00%	590	$68.72	$40,529	0.00%	49.01%
2022	0.00%	482	46.12	22,248	0.00%	-36.25%
2021	0.00%	2,909	72.34	210,482	0.00%	20.50%
2020	0.00%	10,362	60.04	622,088	0.00%	49.25%
2019	0.00%	17	40.23	677	0.00%	39.75%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2022	0.00%	27	57.07	1,514	0.00%	-39.77%
2021	0.00%	152	94.75	14,385	0.00%	58.29%
2019	0.00%	4	50.69	224	0.00%	62.52%
Rydex Variable Trust - Transportation Fund (RTRF)
2023	0.00%	133	$42.26	$5,611	0.00%	24.48%
2021	0.00%	1,545	52.25	80,735	0.00%	22.17%
2020	0.00%	1,413	42.77	60,431	0.00%	40.62%
2019	0.00%	2	30.41	48	0.00%	22.24%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2022	0.00%	10,085	1.29	13,052	0.00%	16.59%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2019	0.00%	2	21.48	40	0.85%	16.78%
Rydex Variable Trust - Utilities Fund (RUTL)
2022	0.00%	6,662	33.05	220,183	0.26%	1.04%
2019	0.00%	3	30.11	85	0.04%	19.01%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	0.00%	3,456	$12.46	$43,073	3.40%	4.37%
2022	0.00%	5,489	11.94	65,551	1.43%	-3.40%
2021	0.00%	3,482	12.36	43,045	0.00%	8.10%
2020	0.00%	5,373	11.44	61,443	1.30%	7.39%
2019	0.00%	5	10.65	57	1.57%	5.01%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2023	0.00%	46,868	$3.48	$163,257	10.88%	-6.24%
2022	0.00%	70,037	3.72	260,194	5.36%	22.88%
2021	0.00%	34,928	3.02	105,598	0.00%	39.54	%****
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2023	0.00%	881	$386.90	$340,852	0.00%	116.13%
2022	0.00%	477	179.01	85,454	0.00%	-61.04%
2021	0.00%	896	459.49	411,753	0.00%	53.45%
2020	0.00%	4,519	299.44	1,353,172	0.27%	86.87%
2019	0.00%	4	160.24	712	0.19%	80.50%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2023	0.00%	3,077	$44.10	$135,679	0.00%	6.47%
2022	0.00%	17	41.42	695	0.00%	-28.35%
2021	0.00%	7,236	57.81	418,348	0.00%	27.59%
2020	0.00%	1,636	45.31	74,131	0.00%	27.32%
2019	0.00%	1	35.59	19	0.00%	26.60%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2023	0.00%	8,942	$35.05	$313,463	1.73%	6.29%
2022	0.00%	5,011	32.98	165,274	0.15%	-2.55%
2021	0.00%	4,261	33.84	144,192	0.32%	32.32%
2020	0.00%	5,006	25.58	128,041	0.49%	-10.56%
2019	0.00%	8	28.60	218	0.75%	23.27%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2023	0.00%	546	$84.95	$46,358	0.31%	23.57%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2023	0.00%	474	$41.58	$19,706	0.00%	14.68%
2022	0.00%	479	36.25	17,373	0.00%	-22.62%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2023	0.00%	743	$45.72	$33,985	0.00%	27.83%
2022	0.00%	2,346	35.77	83,914	0.12%	-5.22%
2020	0.00%	19,587	28.75	563,138	0.00%	7.42%
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
2023	0.00%	9,736	$8.92	$86,878	4.90%	3.80%
2022	0.00%	57,489	8.60	494,203	2.24%	11.28%
2021	0.00%	13,860	7.72	107,063	0.00%	0.94%
2020	0.00%	10,535	7.65	80,623	3.75%	2.60%
2019	0.00%	10	7.46	76	0.86%	8.14%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2023	0.00%	1,190	$34.93	$41,572	0.06%	17.47%
2020	0.00%	6,897	35.59	245,489	0.00%	15.76%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2023	0.00%	1,218	$31.50	$38,370	0.00%	21.06%
2021	0.00%	409	28.35	11,603	0.00%	43.41%
2020	0.00%	12,940	19.77	255,847	0.00%	-5.97%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2021	0.00%	457	8.37	3,825	0.00%	11.10%
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2019	0.00%	1	28.98	16	0.81%	32.70%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2019	0.00%	13	16.47	208	7.36%	11.71%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2021	0.00%	916	27.54	25,221	0.75%	26.18%
2020	0.00%	917	21.82	20,013	1.07%	-0.97%
2019	0.00%	1	22.04	20	0.80%	22.58%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2023	0.00%	1,422	$54.18	$77,041	1.35%	39.91%
2022	0.00%	1,422	38.72	55,081	0.42%	-30.69%
2021	0.00%	1,423	55.87	79,499	0.58%	27.77%
2020	0.00%	1,423	43.73	62,223	1.29%	37.87%
2019	0.00%	1	31.72	45	1.96%	33.92%
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
2023	0.00%	20,760	$39.32	$816,350	1.48%	12.36%
2022	0.00%	35,122	35.00	1,229,201	2.12%	1.12%
2021	0.00%	13,197	34.61	456,742	1.24%	33.36%
2020	0.00%	12,418	25.95	322,265	0.00%	-0.85	%****

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2022	0.00%	1,008	31.24	31,481	1.64%	-5.75%
2021	0.00%	1,089	33.15	36,093	1.51%	28.51	%****
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2023	0.00%	1,420	$26.25	$37,290	3.51%	10.18%
2022	0.00%	513	23.83	12,217	0.75%	-9.55%
2021	0.00%	4,194	26.35	110,487	0.00%	4.38%
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)
2023	0.00%	7,256	$17.24	$125,090	0.19%	18.15%
2022	0.00%	8,129	14.59	118,613	1.80%	-18.31%
2021	0.00%	6,428	17.86	114,813	1.23%	5.89%
2020	0.00%	6,664	16.87	112,409	2.72%	14.00%
2019	0.00%	4	14.80	62	0.14%	28.57%
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2023	0.00%	61,176	$15.27	$934,338	0.00%	6.40%
2022	0.00%	26,822	14.35	385,014	10.40%	-14.52%
2021	0.00%	18,369	16.79	308,453	3.09%	9.26%
2020	0.00%	24,466	15.37	376,011	7.86%	9.99%
2019	0.00%	23	13.97	324	0.00%	14.88%
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)
2023	0.00%	7,921	$10.02	$79,365	2.49%	5.85%
2022	0.00%	7,990	9.47	75,628	0.18%	-5.35	%****
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2023	0.00%	158,789	$11.68	$1,854,623	2.65%	6.14%
2022	0.00%	168,815	11.00	1,857,678	0.63%	-14.54%
2021	0.00%	127,110	12.88	1,636,632	1.97%	-0.66%
2020	0.00%	78,080	12.96	1,011,966	2.44%	9.72%
2019	0.00%	36	11.81	422	2.77%	11.06%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2023	0.00%	13,567	$30.40	$412,518	1.70%	9.04%
2022	0.00%	16,796	27.88	468,333	2.24%	-1.68%
2021	0.00%	7,752	28.36	219,832	2.24%	18.89%
2020	0.00%	8,096	23.85	193,111	3.00%	0.14%
2019	0.00%	15	23.82	357	2.54%	25.09%
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2023	0.00%	771,075	$11.12	$8,576,498	4.73%	4.86%
2022	0.00%	1,028,871	10.61	10,913,439	1.45%	1.45%
2021	0.00%	740,319	10.46	7,740,164	0.01%	0.01%
2020	0.00%	438,592	10.45	4,585,262	0.26%	0.29%
2019	0.00%	539	10.42	5,623	1.93%	1.89%
Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)
2023	0.00%	10,657	$14.47	$154,247	3.11%	4.62%
2022	0.00%	6,179	13.83	85,492	1.22%	-10.29%
2021	0.00%	289	15.42	4,451	2.74%	-2.27%
2020	0.00%	247	15.78	3,898	2.43%	6.27%
2019	0.00%	-	14.85	4	0.32%	6.07%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2023	0.00%	260	$43.70	$11,361	0.00%	3.02%
2022	0.00%	1,962	42.42	83,214	0.00%	-13.32%
2021	0.00%	2,900	48.94	141,921	0.20%	12.30%
2020	0.00%	2,317	43.58	100,971	0.32%	14.46%
2019	0.00%	2	38.07	88	0.05%	32.50%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2023	0.00%	37,111	$28.70	$1,064,985	2.16%	10.56%
2022	0.00%	33,859	25.96	878,892	1.74%	-7.51%
2021	0.00%	34,382	28.07	964,922	1.94%	18.65%
2020	0.00%	33,820	23.65	799,960	2.69%	9.95%
2019	0.00%	28	21.51	592	2.43%	20.36%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2023	0.00%	2,584	$34.84	$90,037	0.05%	14.14%
2022	0.00%	1,433	30.53	43,731	0.07%	-14.45%
2021	0.00%	766	35.68	27,324	0.26%	22.86%
2020	0.00%	770	29.04	22,363	0.50%	8.94%
2019	0.00%	1	26.66	21	0.17%	25.04%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2023	0.00%	6,878	$22.54	$155,038	1.43%	9.05%
2022	0.00%	7,582	20.67	156,719	2.58%	-24.94%
2021	0.00%	9,179	27.54	252,748	2.16%	25.71%
2020	0.00%	12,115	21.90	265,373	5.24%	-12.32%
2019	0.00%	10	24.98	241	4.44%	23.00%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2023	0.00%	13,862	$61.38	$850,852	0.00%	46.94%
2022	0.00%	7,068	41.77	295,238	0.00%	-39.95%
2021	0.00%	6,394	69.56	444,780	0.00%	14.41%
2020	0.00%	7,270	60.80	442,004	0.00%	46.11%
2019	0.00%	9	41.61	378	0.00%	35.88%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2023	0.00%	279	$40.62	$11,346	0.32%	22.83%
2021	0.00%	1,404	41.50	58,274	0.50%	27.23%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2023	0.00%	1,688	$33.99	$57,378	0.00%	34.45%
2022	0.00%	2,533	25.28	64,038	0.00%	-31.94%
2021	0.00%	6,329	37.15	235,105	0.00%	15.17%
2020	0.00%	6,582	32.25	212,302	0.41%	27.34%
2019	0.00%	9	25.33	216	0.57%	31.45%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2023	0.00%	5,338	$21.96	$117,241	0.31%	20.64%
2022	0.00%	5,503	18.21	100,185	0.00%	-27.16%
2021	0.00%	4,431	25.00	110,757	0.00%	10.12%
2020	0.00%	5,713	22.70	129,680	0.70%	21.04%
2019	0.00%	3	18.75	65	0.79%	27.95%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	0.00%	9,705	13.86	134,468	4.43%	2.99%
2019	0.00%	2	13.45	21	3.38%	10.61%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2023	0.00%	1,769	$21.08	$37,287	2.63%	13.94%
2022	0.00%	875	18.50	16,182	2.12%	-14.74%
2021	0.00%	271	21.70	5,884	1.42%	10.44%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2023	0.00%	102,537	$14.44	$1,480,307	2.68%	7.17%
2022	0.00%	98,742	13.47	1,330,107	2.46%	-15.79%
2021	0.00%	94,884	16.00	1,517,792	2.04%	-0.85%
2020	0.00%	93,121	16.13	1,502,294	1.83%	10.97%
2019	0.00%	54	14.54	791	0.00%	12.18	%****
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2023	0.00%	1,049	$31.14	$32,658	0.76%	16.03%
2022	0.00%	1,068	26.84	28,672	1.26%	-16.06%
2021	0.00%	2,512	31.97	80,307	0.90%	15.97%
2020	0.00%	4,210	27.57	116,063	0.00%	14.11%
2019	0.00%	2	24.16	40	0.00%	22.09%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2023	0.00%	968	$11.69	$11,321	3.39%	4.02%
2022	0.00%	943	11.24	10,604	4.48%	50.47%
2020	0.00%	308	5.26	1,620	0.88%	-36.83%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2023	0.00%	45,716	$9.22	$421,306	1.82%	1.59%
2022	0.00%	36,029	9.07	326,850	2.16%	17.78%
2021	0.00%	9,424	7.70	72,587	1.67%	26.68%
2020	0.00%	7,967	6.08	48,443	2.29%	-11.99%
2019	0.00%	8	6.91	55	0.98%	9.46%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2023	0.00%	1,054	$23.40	$24,659	10.95%	11.75%
2022	0.00%	1,679	20.94	35,153	2.92%	-10.97%
2021	0.00%	6,131	23.52	144,205	7.11%	6.06%
2020	0.00%	20,790	22.18	461,062	71.26%	6.03%
2019	0.00%	2	20.92	34	5.35%	11.19%
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
2023	0.00%	31,047	$11.43	$354,982	1.69%	4.84%
2022	0.00%	30,477	10.91	332,390	1.06%	-4.30%
2021	0.00%	19,446	11.40	221,612	0.97%	-0.49%
2020	0.00%	2,915	11.45	33,383	2.58%	4.14%
2019	0.00%	3	11.00	28	1.80%	4.23%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2023	0.00%	12,270	$54.79	$672,287	0.00%	19.61%
2022	0.00%	8,141	45.81	372,898	0.00%	-30.79%
2021	0.00%	7,147	66.19	473,047	0.00%	16.36%
2020	0.00%	1,581	56.89	89,935	0.00%	49.00%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2023	0.00%	890	$63.74	$56,715	0.00%	39.06%
2022	0.00%	997	45.84	45,716	0.00%	-31.84%
2021	0.00%	1,049	67.25	70,525	0.00%	15.17%
2020	0.00%	6,290	58.39	367,287	0.00%	35.36%
2019	0.00%	8	43.14	349	0.00%	49.48%
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2023	0.00%	270	$38.49	$10,381	1.73%	8.35%
2022	0.00%	658	35.52	23,376	1.37%	-5.00%
2021	0.00%	942	37.39	35,200	1.91%	31.18%
2020	0.00%	1,204	28.50	34,316	1.98%	1.98%
2019	0.00%	1	27.95	35	0.00%	26.33	%****
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2023	0.00%	87,358	$36.06	$3,150,458	2.13%	15.41%
2022	0.00%	87,965	31.25	2,748,682	1.30%	-16.40%
2021	0.00%	93,533	37.38	3,496,076	0.92%	17.20%
2020	0.00%	82,731	31.89	2,638,596	2.40%	14.31%
2019	0.00%	91	27.90	2,536	1.92%	22.59%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2023	0.00%	18,743	$63.28	$1,186,138	0.17%	18.07%
2022	0.00%	17,016	53.60	912,034	0.18%	-15.94%
2021	0.00%	14,022	63.76	894,099	0.31%	16.83%
2020	0.00%	15,825	54.58	863,675	0.11%	19.47%
2019	0.00%	21	45.68	970	0.20%	35.49%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2023	0.00%	9,389	$12.28	$115,273	3.67%	5.29%
2022	0.00%	9,279	11.66	108,200	2.04%	-13.90%
2021	0.00%	9,269	13.54	125,536	1.48%	-1.11%
2020	0.00%	15,356	13.70	210,312	2.56%	10.25%
2019	0.00%	13	12.42	161	2.85%	9.28%
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
2023	0.00%	23,445	$61.46	$1,440,996	0.16%	39.96%
2022	0.00%	32,050	43.91	1,407,428	0.19%	-33.55%
2021	0.00%	37,200	66.09	2,458,457	0.00%	22.90%
2020	0.00%	26,514	53.77	1,425,779	0.67%	39.40%
2019	0.00%	37	38.58	1,411	0.16%	37.16%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2023	0.00%	3,100	$34.12	$105,768	0.93%	26.78%
2022	0.00%	2,505	26.91	67,419	1.02%	-19.41%
2021	0.00%	2,735	33.39	91,322	0.52%	18.09%
2020	0.00%	2,741	28.28	77,505	0.80%	20.06%
2019	0.00%	3	23.55	59	1.38%	29.04%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2023	0.00%	16,183	$20.36	$329,442	1.42%	10.87%
2022	0.00%	14,472	18.36	265,708	1.80%	-8.60%
2021	0.00%	8,192	20.09	164,564	1.06%	13.58%
2020	0.00%	4,631	17.69	81,907	1.28%	16.30%
2019	0.00%	2	15.21	25	1.80%	27.02%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2023	0.00%	3,731	$53.95	$201,287	0.14%	43.17%
2022	0.00%	3,768	37.68	141,964	0.16%	-29.89%
2021	0.00%	3,946	53.74	212,058	0.09%	20.33%
2020	0.00%	1,310	44.66	58,509	0.54%	32.95%
2019	0.00%	1	33.59	44	0.45%	35.52%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2023	0.00%	13,961	$30.48	$425,547	1.06%	11.40%
2022	0.00%	19,881	27.36	543,980	1.57%	-5.56%
2021	0.00%	12,816	28.97	371,328	0.46%	19.73%
2020	0.00%	12,117	24.20	293,228	1.29%	-0.92%
2019	0.00%	8	24.42	205	1.36%	30.35%
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)
2023	0.10%	70,643	$16.32	$1,152,587	1.83%	15.04%
2022	0.10%	50,007	14.18	709,248	3.75%	-11.72%
2021	0.10%	45,867	16.07	736,882	2.55%	11.14%
2020	0.10%	42,910	14.46	620,305	2.50%	3.62%
2019	0.10%	41	13.95	569	3.65%	10.78%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2023	0.00%	4,071	$31.16	$126,863	4.82%	22.27%
2022	0.00%	4,651	25.49	118,554	2.86%	-15.12%
2021	0.00%	7,772	30.03	233,378	1.69%	5.47%
2020	0.00%	9,460	28.47	269,325	2.28%	-1.27%
2019	0.00%	12	28.84	338	0.80%	18.14%
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)
2019	0.00%	4	17.42	69	0.05%	17.79	%****
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
2023	0.00%	9,793	$23.08	$226,047	1.25%	15.88%
2022	0.00%	11,057	19.92	220,252	3.80%	-15.01%
2021	0.00%	10,356	23.44	242,726	0.95%	5.83%
2020	0.00%	10,370	22.15	229,648	1.66%	8.24%
2019	0.00%	13	20.46	262	0.34%	21.00%
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)
2023	0.00%	4,499	$37.68	$169,533	0.00%	10.02%
2022	0.00%	4,749	34.25	162,674	0.00%	-15.52%
2021	0.00%	4,760	40.54	192,976	0.05%	19.87%
2020	0.00%	5,420	33.82	183,312	0.19%	6.76%
2019	0.00%	5	31.68	161	0.00%	29.93%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)
2023	0.00%	720	$33.08	$23,806	0.24%	24.42%
2022	0.00%	1,799	26.59	47,845	0.45%	-26.41%
2021	0.00%	1,637	36.13	59,154	0.10%	10.30%
2020	0.00%	722	32.76	23,652	0.84%	18.02%
2019	0.00%	1	27.76	21	0.98%	25.07%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2023	0.00%	13,042	$37.59	$490,210	2.18%	14.19%
2022	0.00%	14,038	32.91	462,056	1.50%	-8.10%
2021	0.00%	10,104	35.82	361,894	1.56%	26.80%
2020	0.00%	9,965	28.25	281,477	2.16%	7.67%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2023	0.00%	16,432	$56.27	$924,718	0.00%	44.02%
2022	0.00%	13,321	39.07	520,501	0.00%	-32.24%
2021	0.00%	13,854	57.67	798,915	0.00%	21.94%
2020	0.00%	14,137	47.29	668,563	0.02%	30.74%
2019	0.00%	7	36.17	250	0.43%	32.16%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2023	0.00%	3,169	$24.70	$78,288	5.62%	10.26%
2022	0.00%	2,696	22.41	60,413	5.10%	-13.72%
2021	0.00%	2,903	25.97	75,384	3.63%	1.33%
2020	0.00%	2,977	25.63	76,298	1.70%	7.32%
2019	0.00%	3	23.88	71	4.55%	14.39%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2023	0.00%	48,770	$30.89	$1,506,416	0.00%	8.12%
2022	0.00%	38,753	28.57	1,107,086	0.00%	-29.01%
2021	0.00%	43,475	40.24	1,749,483	0.00%	12.31%
2020	0.00%	37,979	35.83	1,360,769	0.00%	42.91%
2019	0.00%	34	25.07	861	0.00%	26.55%
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2023	0.00%	35,029	$22.21	$778,149	4.64%	6.55%
2022	0.00%	51,841	20.85	1,080,789	4.95%	-12.80%
2021	0.00%	32,660	23.91	780,865	1.28%	3.28%
2020	0.00%	120,747	23.15	2,795,339	11.29%	7.30%
2019	0.00%	83	21.57	1,780	6.19%	13.35%
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2023	0.00%	9,591	$50.17	$481,207	0.86%	16.33%
2022	0.00%	9,351	43.13	403,347	0.94%	-13.55%
2021	0.00%	10,071	49.89	502,452	0.74%	25.62%
2020	0.00%	9,964	39.72	395,739	1.06%	15.42%
2019	0.00%	10	34.41	329	1.52%	26.45%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class (MNCPS)
2023	0.00%	17,259	$17.66	$304,796	1.78%	8.58%
2022	0.00%	34,689	16.26	564,196	2.69%	-12.89%
2021	0.00%	51,028	18.67	952,762	1.02%	8.98%
2020	0.00%	71,961	17.13	1,232,931	0.45%	35.70%
2019	0.00%	57	12.63	719	1.19%	22.15%
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2023	0.00%	12,680	$27.97	$354,723	0.00%	35.51%
2022	0.00%	11,293	20.64	233,124	0.00%	-31.81%
2021	0.00%	14,903	30.27	451,150	0.00%	23.24%
2020	0.00%	17,141	24.56	421,051	0.00%	31.54%
2019	0.00%	8	18.67	150	0.00%	37.78%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2023	0.00%	30,057	$13.37	$401,882	0.00%	14.25%
2022	0.00%	35,033	11.70	409,982	0.00%	-29.99%
2021	0.00%	19,212	16.72	321,170	0.00%	1.57%
2020	0.00%	3,835	16.46	63,117	0.00%	64.58	%****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2023	0.00%	11,669	$19.40	$226,397	1.41%	7.63%
2022	0.00%	11,512	18.03	207,504	1.30%	-6.14%
2021	0.00%	8,225	19.21	157,965	0.79%	25.16%
2020	0.00%	24,003	15.34	368,319	1.00%	3.22%
2019	0.00%	13	14.87	187	2.04%	29.51%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2023	0.00%	30,562	$11.26	$344,150	1.25%	14.39%
2022	0.00%	7,219	9.84	71,065	0.00%	-1.56	%****
The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)
2023	0.00%	36,001	$15.24	$548,591	1.66%	4.34%
2022	0.00%	39,278	14.60	573,617	1.35%	0.88%
2021	0.00%	54,751	14.48	792,619	0.00%	1.08%
2020	0.00%	32,198	14.32	461,133	0.00%	7.38%
2019	0.00%	25	13.34	330	0.95%	6.17%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)
2023	0.00%	103,135	$10.21	$1,053,135	3.55%	5.96%
2022	0.25%	102,700	9.64	989,692	2.84%	-13.05%
2021	0.25%	136,489	11.08	1,512,773	2.47%	-0.25%
2020	0.25%	141,016	11.11	1,566,865	2.75%	3.83%
2019	0.25%	131	10.70	1,401	4.75%	6.77%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2023	0.00%	9,829	$9.42	$92,612	1.35%	3.86%
2022	0.00%	7,723	9.07	70,062	0.77%	-9.28	%****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2023	0.00%	5,053	$11.07	$55,947	4.07%	10.73	%****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2023	0.00%	303,558	$30.00	$9,106,037	1.48%	25.87%
2022	0.25%	295,097	23.83	7,032,751	1.35%	-18.40%
2021	0.25%	239,147	29.21	6,984,774	2.59%	28.17%
2020	0.25%	157,921	22.79	3,598,528	2.29%	17.94%
2019	0.25%	75	19.32	1,458	2.17%	31.00%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2023	0.00%	111,526	$14.75	$1,645,127	2.40%	17.61%
2022	0.25%	157,037	12.54	1,969,591	4.76%	-14.36%
2021	0.25%	109,077	14.64	1,597,394	2.63%	10.71%
2020	0.25%	133,893	13.23	1,771,171	2.45%	7.39%
2019	0.25%	164	12.32	2,014	3.87%	21.58%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
2023	0.00%	69,315	$23.23	$1,610,447	1.62%	16.14%
2022	0.25%	54,109	20.01	1,082,464	1.26%	-13.49%
2021	0.25%	61,169	23.12	1,414,503	1.70%	24.12%
2020	0.25%	40,344	18.63	751,618	1.39%	13.00%
2019	0.25%	42	16.49	692	1.71%	25.58%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2023	0.00%	2,527	$10.66	$26,935	5.57%	6.59	%****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2023	0.00%	1,013	$10.39	$10,531	4.05%	9.14%
2022	0.25%	239	9.52	2,278	0.00%	-15.85%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2023	0.00%	2,323	$10.78	$25,035	1.93%	7.76	%****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
2023	0.00%	69,831	$11.44	$798,942	3.63%	5.30%
2022	0.25%	47,048	10.87	511,198	2.74%	-13.45%
2021	0.25%	23,495	12.55	294,949	1.98%	-2.18%
2020	0.25%	25,314	12.83	324,855	2.21%	7.07%
2019	0.25%	28	11.99	333	2.64%	8.35%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
2023	0.00%	3,104	$10.20	$31,674	3.06%	5.68%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
2023	0.00%	4,844	$15.65	$75,820	1.83%	20.95%
2022	0.25%	6,305	12.94	81,580	2.31%	-16.17%
2021	0.25%	5,629	15.44	86,887	3.66%	22.11	%****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2023	0.00%	22,495	$10.44	$234,760	1.89%	4.36	%****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2023	0.00%	8,953	$14.19	$127,015	2.79%	15.67%
2022	0.00%	8,702	12.26	106,718	8.81%	-5.86%
2021	0.00%	709	13.03	9,235	0.47%	10.58	%****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2023	0.00%	10,378	$15.21	$157,857	1.62%	8.82%
2022	0.00%	10,712	13.98	149,730	1.54%	-2.59%
2021	0.00%	10,013	14.35	143,689	0.77%	24.20%
2020	0.00%	18,749	11.55	216,625	2.24%	-1.07%
2019	0.00%	19	11.68	217	2.60%	23.97%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2023	0.00%	1,511	$17.62	$26,622	0.34%	20.59%
2022	0.00%	1,523	14.61	22,262	0.53%	-22.92%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2023	0.00%	133,029	$19.29	$2,566,699	1.37%	16.60%
2022	0.25%	156,563	16.55	2,590,736	1.21%	-20.66%
2021	0.25%	126,330	20.86	2,634,734	1.18%	14.26%
2020	0.25%	85,160	18.25	1,554,446	1.52%	19.42%
2019	0.25%	43	15.29	656	1.68%	25.09%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)
2023	0.00%	825,774	$10.80	$8,916,922	4.82%	4.90%
2022	0.00%	754,253	10.29	7,763,914	1.57%	1.40%
2021	0.00%	638,734	10.15	6,483,891	0.00%	0.00%
2020	0.00%	773,607	10.15	7,853,007	0.12%	0.29%
2019	0.00%	60	10.12	608	1.06%	1.21	%****
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2023	0.00%	19,502	$17.19	$335,175	1.75%	8.27%
2022	0.00%	2,049	15.87	32,530	2.40%	-8.44%
2021	0.00%	640	17.34	11,090	1.07%	21.88%
2020	0.00%	287	14.22	4,082	0.00%	10.35	%****
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2023	0.00%	5,825	$58.06	$338,182	0.00%	18.15%
2022	0.00%	5,776	49.14	283,819	0.00%	-28.73%
2021	0.00%	7,612	68.95	524,874	0.00%	12.99%
2020	0.00%	7,650	61.03	466,844	0.00%	39.98%
2019	0.00%	3	43.60	112	0.00%	32.75%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)
2023	0.00%	150	$36.08	$5,425	1.12%	11.00%
2022	0.00%	123	32.50	3,997	0.04%	-9.75%
2021	0.00%	2,174	36.02	78,304	0.62%	32.80%
2020	0.00%	2,151	27.12	58,341	0.95%	-2.62%
2019	0.00%	4	27.85	120	0.75%	16.74%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2023	0.00%	30,686	$13.59	$417,105	3.18%	5.90%
2022	0.00%	47,387	12.84	608,217	2.49%	-5.19%
2021	0.00%	44,659	13.54	604,563	3.65%	0.74%
2020	0.00%	5,233	13.44	70,319	1.65%	3.46%
2019	0.00%	9	12.99	123	2.01%	3.69%
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (NBARMS)
2023	0.00%	590	$13.74	$8,110	0.00%	15.00%
2022	0.00%	2,167	11.95	25,897	0.00%	-11.28%
2021	0.00%	2,167	13.47	29,189	0.27%	17.94%
2020	0.00%	2,975	11.42	33,973	0.86%	8.26%
2019	0.00%	3	10.55	31	0.16%	15.26%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)
2023	0.00%	7,378	$16.22	$119,667	0.27%	9.03%
2022	0.00%	8,255	14.88	122,791	18.24%	-11.85%
2021	0.00%	8,679	16.87	146,460	1.06%	8.57%
2020	0.00%	13,582	15.54	211,096	2.34%	5.90	%****
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2023	0.00%	721	$9.60	$6,922	2.02%	1.53%
2022	0.00%	721	9.46	6,818	1.82%	-13.12%
2021	0.00%	721	10.88	7,848	0.35%	-2.39%
2020	0.00%	721	11.15	8,039	2.29%	2.42%
2019	0.00%	1	10.89	7	4.33%	2.95%
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)
2023	0.00%	6,870	$15.78	$108,407	2.13%	9.19%
2022	0.00%	9,761	14.45	141,071	1.83%	-8.85%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2023	0.00%	466	$15.86	$7,387	1.72%	-1.58%
2022	0.00%	474	16.12	7,642	1.70%	-10.35%
2021	0.00%	481	17.98	8,647	1.26%	30.30%
2020	0.00%	490	13.80	6,761	2.16%	-7.25%
2019	0.00%	4	14.88	57	1.42%	-2.84%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2023	0.00%	304	$24.13	$7,325	0.00%	19.81%
2022	0.00%	304	20.14	6,113	0.00%	-22.56%
2021	0.00%	304	26.01	7,894	0.00%	29.66%
2020	0.00%	304	20.06	6,098	0.18%	-1.20%
2019	0.00%	-	20.30	6	0.80%	7.87%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)
2023	0.00%	28,735	$13.28	$381,549	3.71%	7.09%
2022	0.00%	26,922	12.40	333,811	2.91%	-6.36%
2021	0.00%	1,147	13.24	15,188	2.08%	1.29%
2020	0.00%	1,349	13.07	17,635	4.84%	4.81%
2019	0.00%	2	12.47	19	5.17%	4.93%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2023	0.00%	4,338	$22.93	$99,462	3.32%	8.14%
2022	0.00%	3,083	21.20	65,372	8.04%	-11.84%
2021	0.00%	2,164	24.05	52,051	11.21%	16.23%
2020	0.00%	2,025	20.69	41,905	5.02%	8.01%
2019	0.00%	1	19.16	26	0.65%	11.90%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2023	0.00%	12,545	$21.98	$275,725	5.78%	11.10%
2022	0.00%	29,619	19.78	585,985	4.84%	-15.71%
2021	0.00%	51,815	23.47	1,216,185	4.43%	-2.56%
2020	0.00%	13,712	24.09	330,306	5.26%	6.71%
2019	0.00%	15	22.58	333	4.53%	14.77%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2023	0.00%	8,076	$12.85	$103,763	2.52%	6.21%
2022	0.00%	7,663	12.10	92,705	1.79%	-18.98%
2021	0.00%	1,157	14.93	17,272	5.85%	-7.52%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2023	0.00%	25,683	$21.06	$540,789	2.59%	9.01%
2022	0.00%	19,807	19.32	382,596	1.50%	-10.15%
2021	0.00%	28,378	21.50	610,114	1.55%	-1.96%
2020	0.00%	25,207	21.93	552,754	6.02%	5.56%
2019	0.00%	26	20.77	551	1.77%	7.01%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2023	0.00%	25,434	$17.08	$434,504	2.25%	5.25%
2022	0.00%	25,870	16.23	419,897	1.50%	-11.00%
2021	0.00%	21,611	18.24	394,145	4.72%	-4.16%
2020	0.00%	7,475	19.03	142,243	2.39%	10.12%
2019	0.00%	6	17.28	112	2.39%	6.12%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2023	0.00%	32,923	$25.33	$833,900	5.59%	12.20%
2022	0.00%	20,402	22.57	460,553	4.96%	-10.28%
2021	0.00%	26,431	25.16	665,037	4.45%	3.63%
2020	0.00%	16,783	24.28	407,484	4.84%	5.75%
2019	0.00%	19	22.96	442	4.98%	14.72%
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2023	0.00%	482,526	$13.47	$6,501,903	5.29%	8.24%
2022	0.00%	404,595	12.45	5,036,981	3.76%	-7.78%
2021	0.00%	332,533	13.50	4,488,930	2.88%	2.00%
2020	0.00%	292,327	13.24	3,868,988	4.64%	6.51%
2019	0.00%	343	12.43	4,260	3.47%	8.57%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2023	0.00%	127,523	$15.02	$1,914,933	3.59%	4.96%
2022	0.00%	134,060	14.31	1,917,920	1.71%	-5.74%
2021	0.00%	107,753	15.18	1,635,456	0.53%	-0.93%
2020	0.00%	95,025	15.32	1,455,767	1.15%	2.99%
2019	0.00%	71	14.87	1,061	2.56%	4.03%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2023	0.00%	21,430	$19.47	$417,206	2.38%	3.98%
2022	0.00%	33,657	18.72	630,154	2.03%	-28.87%
2021	0.00%	29,577	26.32	778,577	1.54%	-4.78%
2020	0.00%	18,377	27.65	508,048	1.58%	17.39%
2019	0.00%	5	23.55	129	2.06%	13.32%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2023	0.00%	97,318	$18.40	$1,790,460	3.00%	3.67%
2022	0.00%	97,410	17.75	1,728,709	6.85%	-11.90%
2021	0.00%	89,247	20.14	1,797,859	4.89%	5.59%
2020	0.00%	71,647	19.08	1,366,949	1.38%	11.71%
2019	0.00%	18	17.08	308	1.67%	8.44%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2023	0.00%	8,133	$8.99	$73,135	16.10%	-7.85%
2022	0.00%	6,859	9.76	66,933	19.88%	8.61%
2021	0.00%	6,932	8.98	62,282	4.66%	33.34%
2020	0.00%	3,529	6.74	23,779	6.66%	1.35%
2019	0.00%	5	6.65	31	4.17%	11.43%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2023	0.00%	185,430	$19.48	$3,612,147	3.56%	5.92%
2022	0.00%	180,794	18.39	3,324,867	2.61%	-14.30%
2021	0.00%	180,284	21.46	3,868,711	1.83%	-1.27%
2020	0.00%	212,965	21.73	4,628,614	2.09%	8.65%
2019	0.00%	86	20.00	1,713	3.00%	8.36%
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)
2023	0.00%	2,349	$11.84	$27,815	2.40%	7.97%
2022	0.00%	89	10.97	977	1.77%	-11.54%
PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)
2023	0.00%	9,377	$16.78	$157,369	2.39%	13.02%
2022	0.00%	8,169	14.85	121,295	2.07%	-18.36%
2021	0.00%	8,250	18.19	150,042	0.04%	12.63%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2023	0.00%	96,160	$15.21	$1,463,029	4.49%	5.89%
2022	0.00%	84,838	14.37	1,218,958	1.80%	-0.15%
2021	0.00%	67,223	14.39	967,338	1.32%	-0.06%
2020	0.00%	70,484	14.40	1,014,824	1.25%	2.24%
2019	0.00%	99	14.08	1,398	2.45%	2.80%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFund VP Asia 30 (PROA30)
2021	0.00%	750	14.83	11,119	0.00%	-18.52%
2020	0.00%	1,108	18.20	20,170	0.11%	35.55%
2019	0.00%	12	13.43	164	0.25%	26.31%
ProFund Access VP High Yield Fund (PROAHY)
2023	0.00%	11,026	$18.90	$208,403	5.01%	10.43%
2022	0.00%	12,589	17.12	215,479	6.20%	-7.97%
ProFund VP Biotechnology (PROBIO)
2023	0.00%	854	$51.87	$44,315	0.00%	10.14%
2022	0.00%	1,099	47.09	51,773	0.00%	-7.71%
2021	0.00%	2,315	51.02	118,117	0.00%	15.73%
2020	0.00%	886	44.09	39,062	0.02%	15.38%
ProFund VP Bull (PROBL)
2023	0.00%	35,039	$40.04	$1,403,068	0.00%	23.74%
ProFund VP Materials (PROBM)
2023	0.00%	344	$24.19	$8,315	0.49%	12.38%
2021	0.00%	162	23.69	3,835	0.26%	25.63%
ProFund VP Banks (PROBNK)
2022	0.00%	1,201	23.57	28,297	0.86%	-19.88%
ProFund VP Consumer Staples (PROCG)
2023	0.00%	8,770	$30.47	$267,206	0.14%	3.92%
2022	0.00%	6,028	29.32	176,737	0.05%	-24.70%
2021	0.00%	2,622	38.93	102,079	0.41%	19.65	%****
ProFund VP Consumer Discretionary (PROCS)
2023	0.00%	4,030	$43.58	$175,641	0.00%	32.05%
2021	0.00%	3,942	48.20	189,989	0.00%	10.23%
2020	0.00%	2,313	43.73	101,143	0.00%	28.34%
2019	0.00%	2	34.07	68	0.00%	24.64%
ProFund VP Europe 30 (PROE30)
2021	0.00%	786	16.55	13,016	0.00%	24.53%
ProFund VP Emerging Markets (PROEM)
2023	0.00%	3,129	$11.08	$34,654	1.42%	15.31%
2022	0.00%	1,101	9.61	10,576	0.32%	-16.19%
2021	0.00%	7,608	11.46	87,197	0.00%	-18.01%
2020	0.00%	1,322	13.98	18,481	0.57%	26.72%
2019	0.00%	1	11.03	8	0.42%	24.23%
ProFund VP Financials (PROFIN)
2023	0.00%	2,893	$30.63	$88,616	0.33%	13.88%
2022	0.00%	2,885	26.89	77,600	0.10%	-15.14%
2021	0.00%	1,257	31.69	39,838	0.00%	30.10%
2019	0.00%	4	24.80	101	0.55%	30.27%
ProFund VP Government Money Market (PROGMM)
2020	0.00%	43	10.14	436	0.07%	0.04%
2019	0.00%	12	10.13	121	0.85%	0.77%
ProFund VP Health Care (PROHC)
2023	0.00%	1,292	$45.80	$59,170	0.00%	0.82%
2022	0.00%	3,666	45.42	166,536	0.00%	-6.02%
2021	0.00%	571	48.34	27,583	0.03%	21.54%
2020	0.00%	472	39.77	18,772	0.00%	14.44%
ProFund VP Industrials (PROIND)
2023	0.00%	8,155	$37.76	$307,924	0.00%	16.30%
2022	0.00%	2,778	32.47	90,201	0.00%	-15.60%
2021	0.00%	1,800	38.47	69,257	0.00%	16.40%
2020	0.00%	755	33.05	24,954	0.19%	16.76%
2019	0.00%	1	28.31	30	0.00%	30.49%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFund VP Japan (PROJP)
2023	0.00%	2,007	$27.16	$54,512	0.00%	34.51%
2022	0.00%	1,825	20.19	36,844	0.00%	-9.92%
2021	0.00%	3,253	22.41	72,918	0.00%	3.89%
2020	0.00%	1,468	21.57	31,671	0.14%	15.93%
2019	0.00%	4	18.61	68	0.16%	20.00%
ProFund VP Large-Cap Growth (PROLCG)
2023	0.00%	1,230	$48.38	$59,491	0.00%	27.86%
2022	0.00%	150	37.84	5,690	0.00%	-30.64%
2021	0.00%	17,681	54.56	964,588	0.00%	29.86%
2020	0.00%	13,824	42.01	580,747	0.00%	30.93%
2019	0.00%	32	32.09	1,040	0.00%	28.89%
ProFund VP Large-Cap Value (PROLCV)
2023	0.00%	12,058	$33.86	$408,248	0.15%	20.09%
ProFund VP Mid-Cap (PROMC)
2023	0.00%	2,449	$30.88	$75,625	0.00%	13.83%
2022	0.00%	2,858	27.13	77,517	0.00%	-14.92%
2021	0.00%	2,484	31.88	79,182	0.00%	22.21%
2020	0.00%	2,504	26.09	65,324	0.95%	10.76%
2019	0.00%	3	23.55	59	0.11%	23.53%
ProFund VP Mid-Cap Growth (PROMCG)
2023	0.00%	1,872	$33.56	$62,818	0.00%	15.56%
2022	0.00%	1,883	29.04	54,683	0.00%	-20.34%
ProFund VP Mid-Cap Value (PROMCV)
2023	0.00%	223	$32.19	$7,177	0.29%	13.45%
2022	0.00%	226	28.37	6,400	0.12%	-8.45%
2021	0.00%	148	30.99	4,581	0.03%	28.53%
2020	0.00%	4,368	24.11	105,316	0.41%	2.30%
2019	0.00%	5	23.57	124	0.25%	24.08%
ProFund VP NASDAQ-100 (PRON)
2023	0.00%	2,113	$73.86	$156,039	0.00%	52.17%
2022	0.00%	3,167	48.54	153,692	0.00%	-33.91%
2021	0.00%	312	73.44	22,920	0.00%	24.80%
2020	0.00%	3,035	58.84	178,594	0.00%	45.57%
2019	0.00%	1	40.42	47	0.00%	36.70%
ProFund VP Internet (PRONET)
2023	0.00%	2,934	$48.80	$143,181	0.00%	49.85%
2022	0.00%	1,727	32.57	56,260	0.00%	-46.13%
2021	0.00%	5,832	60.45	352,586	0.00%	5.30%
2020	0.00%	6,421	57.41	368,633	0.00%	50.82%
2019	0.00%	4	38.07	137	0.00%	18.03%
ProFund VP Energy (PROOG)
2023	0.00%	5,137	$16.20	$83,231	1.96%	-2.49%
2022	0.00%	3,797	16.62	63,096	0.67%	59.43%
ProFund VP Precious Metals (PROPM)
2023	0.00%	4,232	$5.74	$24,279	0.00%	1.48%
2022	0.00%	2,343	5.65	13,244	0.00%	-11.02%
2021	0.00%	5,512	6.35	35,016	0.00%	-8.93%
2020	0.00%	5,114	6.98	35,679	0.03%	24.10%
2019	0.00%	68	5.62	383	0.03%	45.98%
ProFund VP Real Estate (PRORE)
2019	0.00%	-	22.65	8	1.24%	26.76	%****
ProFund VP Rising Rates Opportunity (PRORRO)
2023	0.00%	2,756	$3.51	$9,669	0.12%	1.75%
2022	0.00%	16,698	3.45	57,576	0.00%	58.47%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFund VP Small Cap (PROSC)
2023	0.00%	4,166	$26.51	$110,452	0.00%	14.91%
2022	0.00%	3,542	23.07	81,726	0.00%	-21.85%
2021	0.00%	3,395	29.52	100,224	0.00%	12.88%
2020	0.00%	1,818	26.15	47,548	0.06%	17.06%
2019	0.00%	2	22.34	42	0.00%	23.60	%****
ProFund VP Small-Cap Growth (PROSCG)
2023	0.00%	281	$35.80	$10,071	0.00%	15.19%
2022	0.00%	196	31.08	6,102	0.00%	-22.41%
2021	0.00%	138	40.06	5,539	0.00%	20.64%
2020	0.00%	546	33.20	18,128	0.00%	17.39%
2019	0.00%	1	28.28	18	0.00%	19.12%
ProFund VP Semiconductor (PROSCN)
2023	0.00%	4,204	$102.87	$432,520	0.00%	93.66%
2022	0.00%	1,586	53.12	84,260	0.00%	-37.50%
2021	0.00%	2,106	85.00	179,006	0.00%	48.49%
2020	0.00%	2,512	57.24	143,789	0.35%	44.85%
2019	0.00%	2	39.52	89	0.28%	49.77%
ProFund VP Small-Cap Value (PROSCV)
2023	0.00%	129	$29.78	$3,855	0.02%	12.94%
2022	0.00%	136	26.37	3,585	0.00%	-12.41%
2020	0.00%	692	23.42	16,204	0.03%	1.06%
2019	0.00%	1	23.17	31	0.00%	22.56%
ProFund VP Short NASDAQ-100 (PROSN)
2022	0.00%	7,127	0.84	6,005	0.00%	35.06%
ProFund VP Technology (PROTEC)
2023	0.00%	978	$75.44	$73,798	0.00%	57.95%
2022	0.00%	537	47.76	25,647	0.00%	-35.72%
2021	0.00%	316	74.30	23,487	0.00%	34.96%
2019	0.00%	-	38.02	9	0.00%	45.18	%****
ProFund VP Communication Services (PROTEL)
2019	0.00%	1	16.61	11	3.27%	14.77%
ProFund VP UltraBull (PROUB)
2023	0.00%	1,349	$102.11	$137,705	0.00%	45.23%
2022	0.00%	1,505	70.30	105,792	0.00%	-39.12%
2021	0.00%	1,311	115.48	151,436	0.00%	58.14	%****
ProFund VP UltraMid-Cap (PROUMC)
2021	0.00%	7	71.57	510	0.00%	46.67%
ProFund VP UltraNASDAQ-100 (PROUN)
2023	0.00%	1,117	$306.90	$342,719	0.00%	115.46%
2022	0.00%	2,059	142.44	293,323	0.00%	-60.93%
2021	0.00%	499	364.57	182,100	0.00%	52.51%
ProFund VP UltraSmall-Cap (PROUSC)
2021	0.00%	8	55.44	468	0.00%	23.30%
ProFund VP Utilities (PROUTL)
2022	0.00%	1,222	30.09	36,782	0.00%	-0.25%
2020	0.00%	734	26.14	19,184	1.55%	-2.40%
2019	0.00%	1	26.78	20	0.00%	22.88%
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)
2019	0.00%	11	12.68	133	2.28%	13.20%
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)
2022	0.00%	1,561	12.83	20,020	8.02%	-2.35%
2021	0.00%	2,686	13.14	35,285	0.65%	-6.95%
2020	0.00%	2,793	14.12	39,429	7.98%	-0.90%
2019	0.00%	3	14.25	48	3.18%	11.23%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2023	0.00%	28,179	$44.96	$1,266,933	1.94%	15.67%
2022	0.00%	24,551	38.87	954,318	1.15%	-3.13%
2021	0.00%	16,587	40.13	665,608	1.19%	27.30%
2020	0.00%	22,043	31.52	694,820	1.90%	5.80%
2019	0.00%	25	29.79	760	1.84%	30.40%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)
2023	0.00%	458	$18.41	$8,425	0.66%	12.13%
2022	0.00%	462	16.42	7,583	7.11%	-11.60%
2021	0.00%	22,260	18.57	413,464	3.90%	4.97%
2020	0.00%	6,032	17.69	106,731	0.00%	5.21%
2019	0.00%	4	16.82	70	0.00%	14.40%
Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)
2023	0.00%	494	$13.71	$6,775	5.69%	4.69%
2022	0.00%	499	13.09	6,539	7.98%	-13.81%
2021	0.00%	5,689	15.19	86,413	1.79%	-4.59%
2020	0.00%	36,216	15.92	576,493	4.39%	5.73%
2019	0.00%	21	15.06	321	3.05%	11.89%
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2023	0.00%	4,901	$16.87	$82,666	0.63%	26.11%
2022	0.00%	8,678	13.37	116,060	0.26%	-22.91%
2021	0.00%	1,515	17.35	26,282	0.02%	23.53%
2020	0.00%	237	14.04	3,328	0.00%	40.44	%****
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)
2023	0.00%	22,653	$11.51	$260,815	1.69%	4.36%
2022	0.00%	9,589	11.03	105,792	4.57%	-7.15%
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)
2023	0.00%	687	$12.83	$8,811	0.61%	3.83%
2022	0.00%	687	12.36	8,486	4.09%	-7.60%
2021	0.00%	687	13.38	9,184	2.32%	2.67%
2020	0.00%	687	13.03	8,951	4.29%	10.26%
2019	0.00%	1	11.82	6	1.29%	8.72%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2023	0.00%	6,575	$35.29	$232,025	0.00%	18.78%
2022	0.00%	4,988	29.71	148,198	0.00%	-22.43%
2021	0.00%	4,411	38.30	168,935	0.00%	29.98%
2020	0.00%	5,109	29.47	150,554	0.00%	23.79%
2019	0.00%	5	23.80	121	0.00%	19.55%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2023	0.00%	6,322	$38.28	$242,038	0.89%	25.93%
2022	0.00%	6,938	30.40	210,912	0.35%	-9.20%
2021	0.00%	11,490	33.48	384,691	1.69%	28.82%
2020	0.00%	3,827	25.99	99,465	0.78%	-7.15%
2019	0.00%	7	27.99	194	1.11%	18.67%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2023	0.00%	67,379	$58.95	$3,972,087	0.00%	48.96%
2022	0.00%	55,449	39.58	2,194,466	0.00%	-38.66%
2021	0.00%	66,970	64.52	4,321,090	0.00%	17.33%
2020	0.00%	66,003	54.99	3,629,654	0.00%	33.92%
2019	0.00%	47	41.06	1,930	0.00%	29.58%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2023	0.00%	13,939	$32.50	$453,004	1.89%	9.31%
2022	0.00%	18,411	29.73	547,376	1.67%	-3.59%
2021	0.00%	13,515	30.84	416,749	1.56%	25.22%
2020	0.00%	3,814	24.63	93,926	2.20%	0.96%
2019	0.00%	3	24.39	80	2.12%	26.04%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2023	0.00%	13,899	$84.01	$1,167,684	0.00%	2.68%
2022	0.00%	16,194	81.82	1,324,913	0.00%	-12.69%
2021	0.00%	12,850	93.70	1,204,147	0.00%	12.83%
2020	0.00%	11,248	83.05	934,142	0.00%	29.27%
2019	0.00%	6	64.25	376	0.00%	28.63%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2023	0.00%	24,333	$13.40	$326,075	3.02%	4.68%
2022	0.00%	27,194	12.80	348,148	1.65%	-4.78%
2021	0.00%	33,643	13.45	452,333	1.07%	-0.13%
2020	0.00%	26,787	13.46	360,611	1.78%	4.46%
2019	0.00%	57	12.89	730	2.14%	4.10%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2023	0.00%	2,013	$11.25	$22,646	0.00%	12.50	%****
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
2023	0.00%	7,991	$26.99	$215,648	1.04%	20.81%
2022	0.00%	7,811	22.34	174,477	0.67%	16.11%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2023	0.00%	6,392	$12.01	$76,787	0.00%	10.41%
2022	0.00%	3,446	10.88	37,497	0.00%	-13.36%
2021	0.00%	2,751	12.56	34,547	4.08%	-14.01%
2020	0.00%	2,107	14.60	30,772	4.57%	38.62%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2023	0.00%	3,088	$16.74	$51,701	3.87%	11.40%
2022	0.00%	3,111	15.03	46,761	5.99%	-6.93%
2021	0.00%	1,314	16.15	21,213	2.32%	-4.05%
2020	0.00%	455	16.83	7,658	6.05%	8.92%
2019	0.00%	-	15.45	6	0.79%	12.62%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	0.00%	15,707	$28.50	$447,619	3.77%	9.77%
2022	0.00%	16,387	25.96	425,398	0.31%	-24.37%
2021	0.00%	15,309	34.33	525,515	0.93%	-11.87%
2020	0.00%	14,944	38.95	582,066	2.11%	17.25%
2019	0.00%	14	33.22	449	0.45%	30.60%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	0.00%	12,257	$25.17	$308,493	2.85%	-3.58%
2022	0.00%	15,380	26.10	401,473	2.38%	8.39%
2021	0.00%	4,126	24.08	99,354	0.44%	18.92%
2020	0.00%	3,830	20.25	77,562	0.42%	19.11%
2019	0.00%	-	17.00	8	0.00%	11.87%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2023	0.25%	369,944	$20.86	$7,717,463	1.95%	14.04%
2022	0.25%	345,072	18.29	6,312,293	1.87%	-14.52%
2021	0.25%	284,312	21.40	6,083,958	1.69%	18.72%
2020	0.25%	249,204	18.02	4,491,866	2.50%	10.40%
2019	0.25%	280	16.33	4,577	2.76%	22.18%
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)
2023	0.25%	76,947	$12.02	$924,759	1.93%	12.23%
2022	0.25%	49,886	10.71	534,211	3.63%	-15.11%
2021	0.25%	93,400	12.61	1,178,199	1.32%	5.72%
2020	0.25%	43,888	11.93	523,652	0.85%	11.45%
2019	0.25%	9	10.71	94	0.00%	7.06	%****
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2023	0.25%	64,238	$32.75	$2,103,828	1.13%	27.66%
2022	0.25%	76,507	25.65	1,962,713	0.80%	-15.70%
2021	0.25%	70,742	30.43	2,152,683	0.65%	21.24%
2020	0.25%	65,756	25.10	1,650,446	1.30%	17.18%
2019	0.25%	59	21.42	1,253	1.18%	26.18%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2023	0.25%	87,808	$23.75	$2,085,672	1.26%	19.83%
2022	0.25%	70,512	19.82	1,397,730	1.19%	-11.71%
2021	0.25%	76,240	22.45	1,711,707	0.95%	30.14%
2020	0.25%	58,697	17.25	1,012,630	1.31%	11.50%
2019	0.25%	24	15.47	379	3.40%	25.38%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2023	0.25%	247,033	$24.27	$5,994,917	2.52%	7.83%
2022	0.25%	224,610	22.51	5,055,016	2.39%	-0.91%
2021	0.25%	160,738	22.71	3,650,722	1.83%	25.01%
2020	0.25%	134,596	18.17	2,445,307	2.66%	2.99%
2019	0.25%	135	17.64	2,373	2.09%	24.12%
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2023	0.25%	353,816	$30.03	$10,623,943	1.36%	25.80%
2022	0.25%	346,514	23.87	8,270,788	1.29%	-18.43%
2021	0.25%	307,749	29.26	9,005,529	1.10%	28.23%
2020	0.25%	249,388	22.82	5,691,196	1.53%	17.91%
2019	0.25%	214	19.35	4,141	1.81%	30.97%
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2023	0.25%	206,012	$32.91	$6,779,363	0.23%	39.79%
2022	0.25%	181,446	23.54	4,271,494	0.00%	-33.53%
2021	0.25%	166,863	35.42	5,909,865	0.03%	17.57%
2020	0.25%	99,693	30.13	3,003,291	0.28%	42.74%
2019	0.25%	64	21.11	1,359	0.26%	33.48%
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2023	0.25%	147,098	$10.08	$1,482,083	1.96%	6.25%
2022	0.25%	156,096	9.48	1,480,201	2.59%	-13.34%
2021	0.25%	138,123	10.94	1,511,457	0.37%	-2.09%
2020	0.25%	18,597	11.18	207,839	1.46%	6.40%
2019	0.25%	13	10.50	134	0.00%	5.03	%****
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2023	0.25%	1,463,258	$11.54	$16,878,880	2.36%	5.31%
2022	0.25%	1,358,711	10.95	14,882,009	2.09%	-13.43%
2021	0.25%	1,294,131	12.65	16,373,605	1.77%	-1.96%
2020	0.25%	883,298	12.91	11,399,355	2.25%	7.31%
2019	0.25%	697	12.03	8,386	2.03%	8.40%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2023	0.25%	220,086	$14.89	$3,277,763	4.88%	11.39%
2022	0.25%	223,316	13.37	2,985,838	5.06%	-9.59%
2021	0.25%	191,945	14.79	2,838,577	3.20%	3.42%
2020	0.25%	109,880	14.30	1,571,229	5.64%	5.41%
2019	0.25%	112	13.57	1,515	3.50%	15.39%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2023	0.25%	454,997	$18.96	$8,626,742	1.41%	14.37%
2022	0.25%	403,186	16.58	6,684,052	1.31%	-30.30%
2021	0.25%	336,365	23.78	7,999,836	0.26%	-1.79%
2020	0.25%	307,941	24.22	7,457,143	1.13%	57.19%
2019	0.25%	290	15.41	4,466	1.24%	30.89%
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)
2023	0.25%	178,899	$13.00	$2,326,510	1.46%	15.26%
2022	0.25%	74,783	11.28	843,751	0.74%	-16.14%
2021	0.25%	11,630	13.45	156,472	1.03%	9.80	%****
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2023	0.25%	255,301	$23.78	$6,071,585	1.45%	15.54%
2022	0.25%	269,551	20.58	5,548,175	1.07%	-19.02%
2021	0.25%	217,243	25.42	5,521,982	0.90%	24.05%
2020	0.25%	125,429	20.49	2,570,194	1.47%	17.78%
2019	0.25%	100	17.40	1,745	1.27%	30.55%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2023	0.25%	134,004	$19.64	$2,631,416	2.30%	11.42%
2022	0.25%	109,611	17.62	1,931,797	1.94%	-26.48%
2021	0.25%	100,556	23.97	2,410,522	1.55%	39.86%
2020	0.25%	76,388	17.14	1,309,328	2.47%	-5.09%
2019	0.25%	74	18.06	1,335	2.41%	28.48%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2023	0.25%	29,536	$20.86	$616,227	0.41%	19.35%
2022	0.25%	30,184	17.48	527,655	0.28%	-25.54%
2021	0.25%	32,173	23.48	755,313	0.37%	13.93%
2020	0.25%	32,639	20.61	672,563	0.62%	22.88%
2019	0.25%	42	16.77	699	0.50%	27.79%
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2023	0.25%	1,035,730	$11.81	$12,226,790	2.04%	5.89%
2022	0.25%	971,905	11.15	10,834,816	1.56%	-5.96%
2021	0.25%	886,190	11.85	10,505,070	1.94%	-0.70%
2020	0.25%	676,311	11.94	8,073,782	2.30%	5.23%
2019	0.25%	392	11.34	4,447	2.51%	5.43%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2023	0.25%	549,758	$12.48	$6,859,812	2.58%	15.25%
2022	0.25%	463,364	10.83	5,016,546	3.27%	-16.22%
2021	0.25%	394,165	12.92	5,093,738	0.98%	8.26%
2020	0.25%	99,497	11.94	1,187,708	1.26%	10.90%
2019	0.25%	25	10.76	266	0.00%	7.64	%****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2023	0.25%	696,048	$28.49	$19,827,647	1.06%	25.64%
2022	0.25%	581,608	22.67	13,186,947	1.36%	-19.79%
2021	0.25%	575,513	28.27	16,268,664	1.04%	25.32%
2020	0.25%	416,367	22.56	9,391,600	1.37%	20.25%
2019	0.25%	342	18.76	6,417	1.33%	30.42%
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)
2023	0.00%	4,528	$15.91	$72,022	0.11%	18.00%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2023	0.00%	13,334	$27.05	$360,713	2.12%	11.03%
2022	0.00%	15,233	24.37	371,160	1.05%	-26.09%
2021	0.00%	10,962	32.97	361,387	1.82%	46.41%
2020	0.00%	5,113	22.52	115,126	1.24%	-1.55%
2019	0.00%	5	22.87	109	1.72%	27.42%
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)
2023	0.00%	36,672	$15.78	$578,657	4.89%	8.69%
2022	0.00%	38,943	14.52	565,385	3.82%	-9.52%
2021	0.00%	18,819	16.05	301,969	2.66%	1.07%
2020	0.00%	31,634	15.88	502,207	4.14%	6.53%
2019	0.00%	24	14.90	358	6.00%	10.47%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the year 2019 and is presented unrounded for 2020 – 2023, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Jefferson National Life Insurance Company)

2023 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

FOR THE YEAR ENDED DECEMBER 31, 2023

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Enterprise Disclosure Committee

Jefferson National Life Insurance Company of New York:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company of New York (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in

Related Parties and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 19, 2024

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2023	2022
Admitted assets
Invested assets
Bonds	$4,468	$5,029
Cash and cash equivalents	5,451	2,133

Total invested assets	$9,919	$7,162
Other assets	334	161
Separate account assets	312,341	255,803

Total admitted assets	$322,594	$263,126

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$883	$219
Due to affiliates	610	182
Other liabilities	1,177	154
Separate account liabilities	312,341	255,803

Total liabilities	$315,011	$256,358

Capital and surplus
Capital shares ($1.00 par value; authorized - 2,000,000 shares, issued and outstanding – 2,000,000 shares)	$2,000	$2,000
Additional paid-in capital	5,649	5,649
Unassigned deficit	(66)	(881)

Total capital and surplus	$7,583	$6,768

Total liabilities, capital and surplus	$322,594	$263,126

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2023	2022	2021

Revenues
Annuity considerations	$31,953	$40,610	$65,556
Net investment income	218	108	66
Policyholder fee income	515	468	396
Other revenues	9	9	11

Total revenues	$32,695	$41,195	$66,029

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,523	$16,318	$15,285
General, administrative and other expenses	199	382	410
Net transfers to separate accounts	17,423	24,307	50,266

Total benefits and expenses	$32,145	$41,007	$65,961

Income before federal income tax (benefit) expense	$550	$188	$68
Federal income tax (benefit) expense	(265)	98	12

Net income	$815	$90	$56

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus

Balance as of December 31, 2020	$2,000	$5,649	$(944)	$6,705

Correction of error (see note 2)	—	—	62	62

Balance as of January 1, 2021	$2,000	$5,649	$(882)	$6,767

Net income	—	—	56	56
Change in asset valuation reserve	—	—	2	2
Change in deferred income taxes	—	—	(147)	(147)

Balance as of December 31, 2021	$2,000	$5,649	$(971)	$6,678

Net income	—	—	90	90

Balance as of December 31, 2022	$2,000	$5,649	$(881)	$6,768

Net income	—	—	815	815

Balance as of December 31, 2023	$2,000	$5,649	$(66)	$7,583

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2023	2022	2021
Cash flows from operating activities:
Annuity considerations collected	$31,953	$40,610	$65,556
Net investment income	181	81	89
Other revenue	516	466	396
Policy benefits and claims paid	(14,523)	(16,318)	(15,285)
Commissions, operating expenses and taxes, other than federal income tax paid	(200)	(381)	(410)
Net transfers to separate accounts	(17,423)	(24,307)	(50,266)
Federal income taxes recovered (paid)	1	(45)	(38)

Net cash provided by operating activities	$505	$106	$42

Cash flows from investing activities:
Proceeds from investments sold, matured or paid:
Bonds	$590	$135	$1,607

Total Investment proceeds	$590	$135	$1,607

Cost of investments acquired:
Bonds	$—	$(1,798)	$—

Total Investments acquired	$—	$(1,798)	$—

Net cash provided by (used in) investing activities	$590	$(1,663)	$1,607

Cash flows from financing activities and miscellaneous sources:
Net change in deposits on deposit-type contract funds and other insurance liabilities	$665	$(241)	$(5)
Other cash provided	1,558	465	208

Net cash provided by financing activities and miscellaneous sources	$2,223	$224	$203

Net increase (decrease) in cash and cash equivalents	$3,318	$(1,333)	$1,852
Cash and cash equivalents at beginning of year	2,133	3,466	1,614

Cash and cash equivalents at end of year	$5,451	$2,133	$3,466

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company of New York (“JNLNY” or “the Company”) is a New York domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

As of December 31, 2023, the Company is licensed only in New York and is a wholly-owned subsidiary of Jefferson National Life Insurance Company (“JNL”), an insurance company incorporated and domiciled in the state of Texas and a wholly-owned subsidiary of Nationwide Life Insurance Company (“NLIC”). Prior to October 1, 2023, JNL was a wholly-owned subsidiary of Jefferson National Financial Corporation (“JNFC”), a former holding company and wholly-owned subsidiary of NLIC. Effective October 1, 2023, JNFC was merged with and into NLIC resulting in JNL becoming a wholly-owned subsidiary of NLIC. NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company markets one product, a flat insurance fee variable annuity called Monument Advisor to the New York market, primarily sold by independent registered investment advisors and other fee-based advisors.

The Company is subject to regulation by New York, the state in which it is domiciled and transacts business. The Company is subject to periodic examinations by the New York State Department of Financial Services (“NYSDFS”).

As of December 31, 2023, and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, or distribution source in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYSDFS. Insurance companies domiciled in New York are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by NYSDFS (“NY SAP”). There were no significant differences between NY SAP and NAIC SAP that affected the financial statements of JNLNY. NYSDFS has the right to permit specific practices that deviate from prescribed practices. There were no such permitted practice waivers requested by JNLNY in 2023 and 2022.

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by NYSDFS. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Investments

Bonds. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Changes in the fair value of bonds stated at fair value are charged to capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds for which market quotations or quotations on comparable securities or models are used. For these bonds, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than- temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to the Recently Adopted Accounting Standards for additional discussion of IMR.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Correction of Error

During 2021, the Company identified an error in its 2020 state income tax payments. State income tax payments were incorrectly assigned to the Company resulting in an understatement of total assets and net income post tax of $62 as of and for the year ended December 31, 2020. In accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 3, Accounting Changes and Corrections of Errors, the total prior period correction was recorded as a positive adjustment of $62 to unassigned deficit and total assets in 2021.

Recently Adopted Accounting Standard

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. As of December 31, 2023, the Company has an IMR liability included in other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus.

Subsequent Events

The Company evaluated subsequent events through April 19, 2024, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(3)	Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	Separate account non- guaranteed	% of Total

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$312,341	100%

Total with market value adjustment or at fair value	$312,341	100%
At book value without adjustment (minimal or no charge or adjustment)	—	0%

Total, gross	$312,341	100%
Less: Reinsurance ceded	—

Total, net	$312,341

December 31, 2022
Subject to discretionary withdrawal:
At fair value	$255,803	100%

Total with market value adjustment or at fair value	$255,803	100%
At book value without adjustment (minimal or no charge or adjustment)	—	0%

Total, gross	$255,803	100%
Less: Reinsurance ceded	—

Total, net	$255,803

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total

December 31, 2023
At book value without adjustment (minimal or no charge or adjustment)	$827	94%
Not subject to discretionary withdrawal	56	6%

Total, gross	$883	100%
Less: Reinsurance ceded	—

Total, net	$883

December 31, 2022
At book value without adjustment (minimal or no charge or adjustment)	$158	72%
Not subject to discretionary withdrawal	61	28%

Total, gross	$219	100%
Less: Reinsurance ceded	—

Total, net	$219

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2023	2022

Life, accident and health annual statement:
Deposit-type contracts	$883	$219

Subtotal	$883	$219

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	312,341	255,803

Subtotal	$312,341	$255,803

Total annuity actuarial reserves and deposit fund liabilities, net	$313,224	$256,022

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)

Product / Transaction:
Variable annuity	$312,341	$—	$255,803	$—

Total	$312,341	$—	$255,803	$—

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed. No guaranteed benefits were offered on the variable annuity contracts in 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonguaranteed separate accounts

December 31, 2023
Considerations or deposits	$31,862

Reserves
For accounts with assets at:
Fair value	$312,341

Total reserves	$312,341

By withdrawal characteristics:
At fair value	$312,341

Total reserves	$312,341

December 31, 2022
Considerations or deposits	$40,687

Reserves
For accounts with assets at:
Fair value	$255,803

Total reserves	$255,803

By withdrawal characteristics:
At fair value	$255,803

Total reserves	$255,803

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2023	2022	2021

Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$31,862	$40,687	$65,550
Transfers from separate accounts	(14,530)	(16,309)	(15,290)

Net transfers to separate accounts	$17,332	$24,378	$50,260
Reconciling adjustments:
Fees not included in general account transfers	11	6	2
Exchange accounts offsetting in the general account	80	(77)	4

Net transfers as reported in the statutory statements of operations	$17,423	$24,307	$50,266

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$3,173	$5	$130	$3,048
Loan-backed and structured securities	1,295	9	46	1,258

Total bonds	$4,468	$14	$176	$4,306

December 31, 2022
Bonds:
U.S. Government	$3,646	$—	$176	$3,470
Loan-backed and structured securities	1,383	4	53	1,334

Total bonds	$5,029	$4	$229	$4,804

The carrying value of bonds on deposit with the state of New York as required by law or special escrow agreement was $197 as of December 31, 2023 and 2022.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value

Bonds:
Due in one year or less	$498	$488
Due after one year through five years	2,373	2,292
Due after five years through ten years	302	268
Due after ten years	—	—

Total bonds excluding loan-backed and structured securities	$3,173	$3,048
Loan-backed and structured securities	1,295	1,258

Total bonds	$4,468	$4,306

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

December 31, 2023
Bonds:
U.S Government	$—	$—	$2,163	$130	$2,163	$130
Loan-backed and structured securities	—	—	363	46	363	46

Total bonds	$—	$—	$2,526	$176	$2,526	$176

December 31, 2022
Bonds:
U.S Government	$2,614	$176	$—	$—	$2,614	$176
Loan-backed and structured securities	393	53	—	—	393	53

Total bonds	$3,007	$229	$—	$—	$3,007	$229

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in thousands)	2023	December 31, 2022	2021

Bonds	$144	$88	$71
Other	74	20	—

Gross investment income	$218	$108	$71
Investment expenses	—	—	(5)

Net investment income	$218	$108	$66

There was no investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $35 and $26, respectively.

Net Realized Capital Gains and Losses

The Company did not have any net realized capital gains or losses for the years ended December 31, 2023, 2022 and 2021.

For the years ended December 31, 2023, 2022 and 2021, there were no gross realized gains or losses on sales of bonds.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023 and 2022:

(in thousands)	Level 1	Level 2	Level 3	Total

December 31, 2023
Assets
Separate account assets	$312,341	$—	$—	$312,341

Assets at fair value	$312,341	$—	$—	$312,341

December 31, 2022
Assets
Separate account assets	$255,803	$—	$—	$255,803

Assets at fair value	$255,803	$—	$—	$255,803

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value

December 31, 2023
Assets
Bonds	$3,048	$1,258	$—	$4,306	$4,468
Cash and cash equivalents	5,451	—	—	5,451	5,451

Total assets	$8,499	$1,258	$—	$9,757	$9,919

December 31, 2022
Assets
Bonds	$3,470	$1,334	$—	$4,804	$5,029
Cash and cash equivalents	2,133	—	—	2,133	2,133

Total assets	$5,603	$1,334	$—	$6,937	$7,162

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in thousands)	Ordinary	December 31, 2023 Capital	Total
Total gross deferred tax assets	$756	$—	$756
Statutory valuation allowance adjustment	746	—	746

Adjusted gross deferred tax assets	$10	$—	$10
Less: Deferred tax assets nonadmitted	—	—	—

Net admitted deferred tax assets	$10	$—	$10
Less: Deferred tax liabilities	—	10	10

Net admitted deferred tax assets (liabilities)	$10	$(10)	$—

(in thousands)	Ordinary	December 31, 2022 Capital	Total
Total gross deferred tax assets	$854	$—	$854
Statutory valuation allowance adjustment	849	—	849

Adjusted gross deferred tax assets	$5	$—	$5
Less: Deferred tax assets nonadmitted	—	—	—

Net admitted deferred tax assets	$5	$—	$5
Less: Deferred tax liabilities	—	5	5

Net admitted deferred tax assets (liabilities)	$5	$(5)	$—

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

(in thousands)	2023	December 31, 2022	Change
Adjusted gross deferred tax assets	$10	$5	$5
Total deferred tax liabilities	10	5	5

Net deferred tax assets	$—	$—	$—
Less: Tax effect of unrealized gains and losses			—

Change in deferred income tax			$—

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was not applicable as of December 31, 2023 and 2022. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was not applicable as of December 31, 2023 and 2022.

There was no impact of tax planning strategies for the company as of December 31, 2023 and 2022.

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2023	2022	Change
Deferred tax assets
Ordinary:
Deferred acquisition costs	$756	$697	$59
Tax credit carry-forward	—	157	(157)

Subtotal	$756	$854	$(98)

Statutory valuation allowance adjustment	$746	$849	$(103)

Admitted ordinary deferred tax assets	$10	$5	$5

Admitted deferred tax assets	$10	$5	$5

Deferred tax liabilities
Capital:
Investments	$10	$5	$5

Subtotal	$10	$5	$5

Deferred tax liabilities	$10	$5	$5

Net deferred tax assets	$—	$—	$—

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis on a standalone company basis, it is not likely the Company will be able to generate sufficient taxable income to realize all deferred tax assets. Therefore, the Company reported a valuation allowance as of December 31, 2023 and 2022.

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Current income tax (benefit) expense	$(265)	$98	$12
Change in deferred income tax (without tax on unrealized gains and losses)	—	—	147

Total income tax (benefit) expense reported	$(265)	$98	$159

Income before income and capital gains taxes	$550	$188	$68
Federal statutory tax rate	21%	21%	21%

Expected income tax expense at statutory tax rate	$115	$39	$14
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(207)	(48)	(68)
Tax credit	(68)	(87)	(19)
Change in valuation allowance	(103)	196	233
Other	(2)	(2)	(1)

Total income tax (benefit) expense reported	$(265)	$98	$159

There were no federal income taxes incurred that are available for recoupment in the event of future net losses as of December 31, 2023.

As of December 31, 2023, there were no operating loss or tax credit carryforwards available.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company
AGMC Reinsurance, Ltd.
Allied Insurance Company of America
Allied Property & Casualty Insurance Company
Allied Texas Agency, Inc.
AMCO Insurance Company
American Marine Underwriters
Crestbrook Insurance Company
Depositors Insurance Company
DVM Insurance Agency, Inc.
Eagle Captive Reinsurance, LLC
Freedom Specialty Insurance Company
Harleysville Insurance Co. of New York
Harleysville Insurance Company
Harleysville Insurance Company of New Jersey
Harleysville Lake States Insurance Company
Harleysville Preferred Insurance Company
Harleysville Worcester Insurance Company
Jefferson National Financial Corporation
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
Lone Star General Agency, Inc.
National Casualty Company
Nationwide Advantage Mortgage Company
Nationwide Affinity Insurance Company of America
Nationwide Agent Risk Purchasing Group, Inc.
Nationwide Agribusiness Insurance Company
Nationwide Assurance Company
Nationwide Cash Management Company
Nationwide Corporation

Nationwide Financial Assignment Company
Nationwide Financial General Agency, Inc.
Nationwide Financial Services, Inc.
Nationwide General Insurance Company
Nationwide Indemnity Company
Nationwide Insurance Company of America
Nationwide Insurance Company of Florida
Nationwide Investment Services Corporation
Nationwide Life and Annuity Insurance Company
Nationwide Life Insurance Company
Nationwide Lloyds
Nationwide Property & Casualty Insurance Company
Nationwide Retirement Solutions, Inc.
Nationwide Sales Solutions, Inc.
Nationwide Trust Company, FSB
NBS Insurance Agency, Inc.
NFS Distributors, Inc.
Registered Investment Advisors Services, Inc.
Retention Alternatives, Ltd.
Retention Alternatives Ltd. In Respect of Cell No. 1
Segregated Account
Scottsdale Indemnity Company
Scottsdale Insurance Company
Scottsdale Surplus Lines Insurance Company
Titan Insurance Company
Titan Insurance Services, Inc.
Veterinary Pet Insurance Company
Victoria Fire & Casualty Company
Victoria Select Insurance Company
VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(8)	Transactions with Affiliates

The Company has entered into an Administrative Services Agreement with NMIC, covering certain expenses included within general, administrative and other expenses on the statements of operations. During 2023, 2022 and 2021, the Company’s operating expenses allocated under this agreement was $675, $839 and $806, respectively.

The Company had entered into a Distribution Agreement with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Distribution Agreement stipulated that JNSC agreed to be the distributor of variable contracts for the Company and the Company agreed that it will reimburse the costs it incurs to distribute these contracts. Effective November 1, 2022, JNSC completed a merger with Nationwide Investment Services Corporation (“NISC”), with NISC as the surviving company. The Distribution Agreement was assumed by NISC as part of the merger. The total amounts reimbursed in 2023, 2022 and 2021 under this agreement were immaterial.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with NLIC whereby the Company can borrow up to $5,000. As of December 31, 2023 and through the subsequent event date, no amounts were drawn on the agreement.

(9)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(10)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of New York, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

Dividends to shareholders are limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Company’s statutory capital and surplus as of December 31, 2023 was $7,583 and the statutory net gain from operations before realized capital gains or losses and federal income taxes for 2023 was $550. Due to the Company’s unassigned deficit as of December 31, 2023, any dividend paid by the Company in 2024 would require regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus

Bonds:
U.S. Treasury securities and obligations of U.S. Government and agencies	$3,173	$3,048	$3,173
All other corporate, mortgage-backed and asset-backed securities	1,295	1,258	1,295

Total bonds	$4,468	$4,306	$4,468
Cash and cash equivalents	5,451		5,451

Total invested assets	$9,919		$9,919

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2023, 2022 and 2021 (in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period

2023
Valuation allowances - net deferred tax assets	$849	$(103)	$—	$—	$746

2022
Valuation allowances - net deferred tax assets	$653	$196	$—	$—	$849

2021
Valuation allowances - net deferred tax assets	$420	$233	$—	$—	$653

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.